UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Strategic Advisers® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

November 30, 2018

SSC-QTLY-0119
1.912893.108

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.3% 3/11/19	$60,000,000	$59,872,556
3.4% 5/15/25	600,000	558,505
3.6% 2/17/23	6,860,000	6,753,573
3.95% 1/15/25	1,275,000	1,231,022
4.45% 4/1/24	3,622,000	3,640,497
4.5% 5/15/35	1,980,000	1,754,643
4.5% 3/9/48	21,790,000	18,126,323
4.55% 3/9/49	611,000	510,399
4.75% 5/15/46	2,340,000	2,018,934
4.8% 6/15/44	515,000	450,160
5.15% 11/15/46	10,160,000	9,203,394
5.35% 9/1/40	59,000	55,701
5.875% 10/1/19	1,592,000	1,626,513
6.3% 1/15/38	2,523,000	2,668,391
BellSouth Capital Funding Corp. 7.875% 2/15/30	56,000	65,432
British Telecommunications PLC 9.625% 12/15/30 (a)	575,000	779,146
CenturyLink, Inc. 6.15% 9/15/19	2,129,000	2,152,951
Verizon Communications, Inc.:
3.376% 2/15/25	1,110,000	1,068,283
3.5% 11/1/24	295,000	287,557
3.85% 11/1/42	1,462,000	1,225,589
4.5% 8/10/33	1,310,000	1,277,304
4.522% 9/15/48	3,420,000	3,134,717
4.862% 8/21/46	4,163,000	3,972,045
5.012% 4/15/49	3,858,000	3,750,164
5.012% 8/21/54	20,147,000	19,044,610
		145,228,409
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43	2,406,000	2,259,128
5.15% 4/30/20	3,135,000	3,213,642
5.95% 4/1/41	1,495,000	1,655,094
Time Warner, Inc.:
3.55% 6/1/24	3,131,000	3,003,715
3.8% 2/15/27	575,000	535,837
4.7% 1/15/21	2,175,000	2,218,413
4.9% 6/15/42	7,000,000	6,125,399
6.2% 3/15/40	2,433,000	2,491,478
Viacom, Inc.:
3.875% 4/1/24	1,380,000	1,364,981
5.625% 9/15/19	775,000	790,412
5.85% 9/1/43	345,000	342,395
Walt Disney Co.:
1.85% 7/30/26	1,330,000	1,164,786
2.55% 2/15/22	335,000	326,983
2.75% 8/16/21	200,000	197,375
		25,689,638
Media - 0.3%
21st Century Fox America, Inc.:
4.75% 9/15/44	3,270,000	3,363,639
4.95% 10/15/45	50,000	52,990
5.4% 10/1/43	965,000	1,080,395
CBS Corp. 4.3% 2/15/21	270,000	272,435
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	11,002,000	11,019,582
4.908% 7/23/25	7,565,000	7,531,306
5.375% 4/1/38	450,000	410,258
5.375% 5/1/47	25,000,000	22,307,362
6.384% 10/23/35	2,985,000	3,047,858
6.484% 10/23/45	720,000	720,373
Comcast Corp.:
3% 2/1/24	725,000	698,362
3.6% 3/1/24	1,095,000	1,088,139
3.9% 3/1/38	1,317,000	1,184,536
3.969% 11/1/47	3,958,000	3,405,286
3.999% 11/1/49	4,859,000	4,207,575
4% 3/1/48	2,409,000	2,118,829
4.6% 8/15/45	5,166,000	4,952,865
4.65% 7/15/42	2,891,000	2,791,958
4.7% 10/15/48	1,920,000	1,873,635
5.7% 7/1/19	1,100,000	1,115,954
Discovery Communications LLC:
3.5% 6/15/22 (b)	1,105,000	1,080,447
3.95% 6/15/25 (b)	710,000	678,217
5% 9/20/37	255,000	236,157
5.625% 8/15/19	138,000	140,099
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	16,381,877
5.5% 9/1/41	2,591,000	2,325,870
5.875% 11/15/40	5,543,000	5,259,876
6.55% 5/1/37	6,351,000	6,445,851
7.3% 7/1/38	6,393,000	6,914,290
8.25% 4/1/19	6,565,000	6,666,695
		119,372,716
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 5% 3/30/20	1,175,000	1,192,506
Rogers Communications, Inc. 3% 3/15/23	150,000	145,820
		1,338,326

TOTAL COMMUNICATION SERVICES		291,629,089

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Ford Motor Co.:
6.375% 2/1/29	2,670,000	2,664,780
6.625% 10/1/28	770,000	773,325
General Motors Co. 6.25% 10/2/43	2,115,000	1,938,780
General Motors Financial Co., Inc.:
3.5% 7/10/19	3,787,000	3,789,127
3.7% 5/9/23	11,800,000	11,235,738
4% 1/15/25	1,900,000	1,784,822
4.25% 5/15/23	1,875,000	1,827,894
4.375% 9/25/21	7,321,000	7,315,143
		31,329,609
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	425,000	432,154
President and Fellows of Harvard College:
3.15% 7/15/46	190,000	165,014
3.3% 7/15/56	190,000	158,482
Trustees of Boston University 4.061% 10/1/48	450,000	439,333
University of Southern California 3.841% 10/1/47	705,000	683,900
		1,878,883
Hotels, Restaurants & Leisure - 0.0%
Marriott International, Inc. 3.125% 6/15/26	1,090,000	984,972
McDonald's Corp.:
2.625% 1/15/22	680,000	661,521
3.7% 1/30/26	490,000	479,248
4.7% 12/9/35	1,385,000	1,380,582
		3,506,323
Household Durables - 0.1%
Lennar Corp.:
4.75% 11/29/27	4,065,000	3,739,800
5% 6/15/27	5,370,000	4,994,100
Newell Brands, Inc. 4.2% 4/1/26	515,000	490,800
Toll Brothers Finance Corp.:
4.35% 2/15/28	20,000,000	17,550,000
4.375% 4/15/23	5,000,000	4,807,750
4.875% 3/15/27	6,442,000	5,952,408
5.875% 2/15/22	12,000,000	12,240,000
		49,774,858
Internet & Direct Marketing Retail - 0.0%
Amazon.com, Inc. 2.8% 8/22/24	1,045,000	999,410
Multiline Retail - 0.0%
Dollar Tree, Inc. 4.2% 5/15/28	1,620,000	1,510,961
Specialty Retail - 0.0%
Home Depot, Inc.:
2.625% 6/1/22	260,000	254,674
3.75% 2/15/24	4,151,000	4,195,096
4.875% 2/15/44	750,000	788,776
5.875% 12/16/36	300,000	350,426
Lowe's Companies, Inc. 4.25% 9/15/44	585,000	542,492
		6,131,464

TOTAL CONSUMER DISCRETIONARY		95,131,508

CONSUMER STAPLES - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21 (c)	5,154,000	5,050,349
3.3% 2/1/23	11,775,000	11,401,022
3.65% 2/1/26	12,330,000	11,652,787
4.7% 2/1/36	10,761,000	10,136,985
4.9% 2/1/46	12,306,000	11,506,396
Anheuser-Busch InBev Worldwide, Inc.:
3.75% 1/15/22	1,593,000	1,586,801
4.75% 4/15/58	6,987,000	6,169,941
Constellation Brands, Inc.:
4.4% 11/15/25	480,000	478,189
4.75% 11/15/24	5,595,000	5,716,264
PepsiCo, Inc.:
2.75% 3/5/22	900,000	883,661
3.1% 7/17/22	260,000	257,553
3.6% 3/1/24	2,352,000	2,361,008
4.5% 1/15/20	1,925,000	1,956,702
		69,157,658
Food & Staples Retailing - 0.0%
Kroger Co. 2.3% 1/15/19	170,000	169,893
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,632,000	2,595,116
		2,765,009
Food Products - 0.0%
H.J. Heinz Co.:
3% 6/1/26	615,000	544,073
5% 7/15/35	190,000	174,945
5.2% 7/15/45	310,000	281,944
Kraft Foods Group, Inc. 5.375% 2/10/20	1,750,000	1,787,141
The J.M. Smucker Co. 3.5% 3/15/25	310,000	294,593
Tyson Foods, Inc. 3.95% 8/15/24	450,000	444,467
Unilever Capital Corp. 4.25% 2/10/21	375,000	382,458
		3,909,621
Tobacco - 0.0%
Altria Group, Inc.:
2.85% 8/9/22	1,570,000	1,514,477
4% 1/31/24	1,830,000	1,828,223
9.25% 8/6/19	449,000	466,421
Bat Capital Corp.:
3.222% 8/15/24	3,195,000	2,954,178
3.557% 8/15/27	770,000	685,925
Philip Morris International, Inc. 3.875% 8/21/42	2,075,000	1,766,932
Reynolds American, Inc.:
4% 6/12/22	1,548,000	1,532,856
5.7% 8/15/35	1,287,000	1,288,724
6.15% 9/15/43	1,299,000	1,319,607
7.25% 6/15/37	2,443,000	2,782,374
		16,139,717

TOTAL CONSUMER STAPLES		91,972,005

ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Baker Hughes A Ge Co. LLC 4.08% 12/15/47	145,000	117,635
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,212,000	1,236,639
Halliburton Co.:
4.75% 8/1/43	570,000	528,854
6.7% 9/15/38	170,000	196,289
		2,079,417
Oil, Gas & Consumable Fuels - 1.0%
Alberta Energy Co. Ltd. 8.125% 9/15/30	6,179,000	7,595,617
Amerada Hess Corp. 7.875% 10/1/29	3,089,000	3,441,249
Anadarko Finance Co. 7.5% 5/1/31	7,027,000	8,151,970
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,762,000	1,798,447
5.55% 3/15/26	4,166,000	4,322,201
6.45% 9/15/36	2,570,000	2,731,633
6.6% 3/15/46	6,475,000	7,164,469
6.95% 7/1/24	975,000	1,081,246
Apache Corp.:
3.25% 4/15/22	213,000	207,703
6% 1/15/37	231,000	239,632
BP Capital Markets PLC 3.245% 5/6/22	2,960,000	2,924,017
Canadian Natural Resources Ltd. 5.85% 2/1/35	2,743,000	2,851,382
Cenovus Energy, Inc.:
4.25% 4/15/27	6,718,000	5,991,955
5.25% 6/15/37	605,000	516,858
Chesapeake Energy Corp. 6.625% 8/15/20	12,850,000	12,882,125
Chevron Corp.:
1.961% 3/3/20	650,000	640,665
2.355% 12/5/22	840,000	803,317
2.566% 5/16/23	4,322,000	4,142,631
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	4,641,000	4,619,526
4.5% 6/1/25	1,418,000	1,429,132
Concho Resources, Inc.:
4.3% 8/15/28	415,000	401,056
4.875% 10/1/47	185,000	172,500
Conoco, Inc. 6.95% 4/15/29	425,000	514,435
DCP Midstream LLC:
4.75% 9/30/21 (b)	2,017,000	2,011,958
5.35% 3/15/20 (b)	2,258,000	2,280,580
5.85% 5/21/43 (a)(b)	7,892,000	6,629,280
DCP Midstream Operating LP:
2.7% 4/1/19	1,070,000	1,064,650
3.875% 3/15/23	17,626,000	16,876,895
5.6% 4/1/44	3,773,000	3,348,538
Devon Energy Corp.:
5% 6/15/45	1,040,000	908,474
5.6% 7/15/41	475,000	445,189
Ecopetrol SA:
4.125% 1/16/25	270,000	253,719
5.875% 5/28/45	400,000	365,700
El Paso Corp. 6.5% 9/15/20	12,030,000	12,552,064
Enable Midstream Partners LP:
2.4% 5/15/19 (a)	1,148,000	1,140,936
3.9% 5/15/24 (a)	1,210,000	1,158,606
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,059,875
Enbridge, Inc.:
4.25% 12/1/26	1,943,000	1,895,478
5.5% 12/1/46	2,242,000	2,281,147
Encana Corp. 6.5% 8/15/34	1,165,000	1,243,032
Energy Transfer Partners LP:
4.2% 9/15/23	1,452,000	1,422,764
4.95% 6/15/28	4,954,000	4,787,191
5.8% 6/15/38	2,762,000	2,605,737
6% 6/15/48	1,799,000	1,732,213
6.625% 10/15/36	900,000	919,404
Enterprise Products Operating LP 4.85% 3/15/44	2,500,000	2,345,341
EOG Resources, Inc.:
3.9% 4/1/35	205,000	190,031
4.1% 2/1/21	285,000	287,829
Exxon Mobil Corp.:
2.397% 3/6/22	1,575,000	1,527,336
4.114% 3/1/46	855,000	827,518
Kinder Morgan Energy Partners LP:
4.15% 3/1/22	885,000	885,155
4.15% 2/1/24	300,000	295,454
Magellan Midstream Partners LP:
4.2% 10/3/47	570,000	496,175
4.25% 9/15/46	65,000	57,651
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	2,945,970
MPLX LP:
4.5% 7/15/23	1,235,000	1,240,126
4.5% 4/15/38	900,000	778,562
4.8% 2/15/29	2,355,000	2,317,389
4.875% 12/1/24	2,489,000	2,517,732
4.875% 6/1/25	625,000	628,655
5.2% 3/1/47	125,000	112,750
5.5% 2/15/49	4,516,000	4,314,939
Nakilat, Inc. 6.067% 12/31/33 (b)	666,000	726,073
Noble Energy, Inc.:
4.15% 12/15/21	1,185,000	1,184,161
5.25% 11/15/43	295,000	263,112
6% 3/1/41	360,000	352,709
Occidental Petroleum Corp.:
2.6% 4/15/22	325,000	314,335
2.7% 2/15/23	1,655,000	1,585,488
3.125% 2/15/22	472,000	467,128
4.1% 2/1/21	670,000	679,312
ONEOK Partners LP:
3.375% 10/1/22	1,065,000	1,032,573
6.65% 10/1/36	400,000	436,482
ONEOK, Inc. 4.95% 7/13/47	515,000	460,965
Petro-Canada 6.8% 5/15/38	350,000	405,929
Petrobras Global Finance BV 7.25% 3/17/44	34,097,000	32,937,702
Petroleos Mexicanos:
4.25% 1/15/25	1,040,000	907,400
4.625% 9/21/23	7,965,000	7,395,582
4.875% 1/18/24	2,616,000	2,419,800
5.375% 3/13/22	2,525,000	2,469,349
6.375% 2/4/21	2,660,000	2,683,967
6.375% 1/23/45	11,698,000	9,412,796
6.5% 3/13/27	27,220,000	25,464,310
6.5% 6/2/41	59,845,000	49,432,568
6.75% 9/21/47	26,150,000	21,639,125
Phillips 66 Co.:
4.3% 4/1/22	1,979,000	2,010,382
4.875% 11/15/44	305,000	289,065
Phillips 66 Partners LP 3.75% 3/1/28	420,000	387,526
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,550,000	10,248,377
Schlumberger Investment SA 3.65% 12/1/23	210,000	208,145
Shell International Finance BV:
2.125% 5/11/20	850,000	837,279
3.25% 5/11/25	1,465,000	1,420,403
4.3% 9/22/19	145,000	146,404
Spectra Energy Partners LP 4.75% 3/15/24	6,000,000	6,089,271
Sunoco Logistics Partner Operations LP 5.35% 5/15/45	850,000	738,167
The Williams Companies, Inc.:
3.7% 1/15/23	2,512,000	2,445,303
4.55% 6/24/24	12,246,000	12,255,185
Total Capital International SA 2.7% 1/25/23	1,375,000	1,328,798
Western Gas Partners LP:
4% 7/1/22	270,000	265,399
4.65% 7/1/26	1,249,000	1,191,039
4.75% 8/15/28	1,465,000	1,381,493
5.3% 3/1/48	645,000	552,560
5.375% 6/1/21	4,846,000	4,970,694
Williams Partners LP:
3.6% 3/15/22	660,000	648,006
3.75% 6/15/27	1,385,000	1,280,929
4% 11/15/21	812,000	808,856
4.125% 11/15/20	394,000	395,319
4.3% 3/4/24	2,607,000	2,574,458
4.85% 3/1/48	300,000	264,393
4.9% 1/15/45	470,000	415,918
5.25% 3/15/20	150,000	152,712
		380,352,756

TOTAL ENERGY		382,432,173

FINANCIALS - 2.4%
Banks - 1.4%
Abbey National Treasury Services PLC 2.35% 9/10/19	295,000	293,188
Banco Santander SA 3.848% 4/12/23	800,000	771,528
Bank of America Corp.:
3.004% 12/20/23 (a)	1,802,000	1,727,847
3.3% 1/11/23	5,787,000	5,643,416
3.419% 12/20/28 (a)	11,888,000	10,950,627
3.5% 4/19/26	5,358,000	5,081,982
3.95% 4/21/25	14,568,000	14,079,322
3.97% 3/5/29 (a)	5,630,000	5,416,346
4% 4/1/24	95,000	94,686
4% 1/22/25	45,375,000	44,025,633
4.1% 7/24/23	16,299,000	16,317,017
4.2% 8/26/24	2,028,000	2,002,080
4.25% 10/22/26	3,838,000	3,719,018
5.49% 3/15/19	800,000	805,118
Barclays PLC:
2.75% 11/8/19	3,769,000	3,730,473
3.65% 3/16/25	925,000	849,433
4.337% 1/10/28	3,070,000	2,816,641
4.375% 1/12/26	1,015,000	959,652
4.972% 5/16/29 (a)	15,000,000	14,310,341
BNP Paribas 2.375% 5/21/20	495,000	488,411
CIT Group, Inc. 5% 8/1/23	7,000,000	7,017,500
Citigroup, Inc.:
2.7% 10/27/22	50,590,000	48,311,860
2.9% 12/8/21	2,470,000	2,401,440
3.2% 10/21/26	2,775,000	2,535,222
3.4% 5/1/26	1,045,000	973,265
3.7% 1/12/26	3,440,000	3,268,767
4.05% 7/30/22	1,159,000	1,163,576
4.3% 11/20/26	2,129,000	2,051,503
4.4% 6/10/25	6,160,000	6,054,140
4.45% 9/29/27	3,875,000	3,742,615
4.5% 1/14/22	2,773,000	2,820,811
4.6% 3/9/26	1,810,000	1,779,331
4.75% 5/18/46	10,000,000	9,198,356
5.5% 9/13/25	8,267,000	8,612,564
Citizens Bank NA 2.55% 5/13/21	1,705,000	1,657,871
Citizens Financial Group, Inc.:
4.15% 9/28/22 (b)	3,115,000	3,086,172
4.3% 12/3/25	9,918,000	9,691,549
Commonwealth Bank of Australia 2.3% 3/12/20	600,000	592,582
Corporacion Andina de Fomento 2% 5/10/19	445,000	442,225
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	16,672,000	15,809,132
3.8% 9/15/22	10,230,000	10,108,307
3.8% 6/9/23	9,457,000	9,213,756
4.55% 4/17/26	5,734,000	5,642,638
Credit Suisse New York Branch 4.375% 8/5/20	650,000	659,591
Discover Bank 7% 4/15/20	3,143,000	3,271,135
Export-Import Bank of Korea 5.125% 6/29/20	800,000	821,790
Fifth Third Bancorp 8.25% 3/1/38	603,000	797,579
HSBC Holdings PLC:
4.041% 3/13/28 (a)	1,355,000	1,283,696
4.25% 3/14/24	1,872,000	1,833,637
4.583% 6/19/29 (a)	1,600,000	1,565,671
4.875% 1/14/22	5,445,000	5,596,116
Huntington Bancshares, Inc. 7% 12/15/20	404,000	430,393
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	27,505,000	24,119,850
5.71% 1/15/26 (b)	7,646,000	6,719,034
Japan Bank International Cooperation 3.25% 7/20/23	400,000	399,816
JPMorgan Chase & Co.:
2.95% 10/1/26	4,205,000	3,825,267
3.2% 6/15/26	390,000	363,012
3.3% 4/1/26	735,000	691,102
3.509% 1/23/29 (a)	755,000	706,120
3.625% 5/13/24	2,860,000	2,809,701
3.797% 7/23/24 (a)	10,889,000	10,769,554
3.875% 2/1/24	100,000	100,026
3.875% 9/10/24	10,030,000	9,819,084
3.882% 7/24/38 (a)	6,115,000	5,452,579
3.897% 1/23/49 (a)	1,945,000	1,665,537
4.125% 12/15/26	7,374,000	7,181,265
4.26% 2/22/48 (a)	930,000	845,639
4.35% 8/15/21	4,947,000	5,025,339
4.625% 5/10/21	1,718,000	1,759,018
Lloyds Banking Group PLC 4.375% 3/22/28	1,365,000	1,282,649
Peoples United Bank 4% 7/15/24	40,000	39,613
PNC Bank NA 3.25% 6/1/25	2,010,000	1,929,809
PNC Financial Services Group, Inc.:
2.854% 11/9/22	275,000	266,423
3.9% 4/29/24	375,000	371,452
Rabobank Nederland 4.375% 8/4/25	7,713,000	7,533,675
Regions Bank 6.45% 6/26/37	2,533,000	2,904,464
Regions Financial Corp. 3.2% 2/8/21	3,096,000	3,052,718
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	21,274,000	20,617,479
6% 12/19/23	27,105,000	27,261,062
6.1% 6/10/23	26,988,000	27,432,628
6.125% 12/15/22	5,889,000	5,977,045
Santander UK Group Holdings PLC 2.875% 10/16/20	550,000	541,231
Societe Generale 4.25% 4/14/25 (b)	21,901,000	20,777,744
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	250,949
SunTrust Banks, Inc.:
2.7% 1/27/22	540,000	522,889
3.3% 5/15/26	1,240,000	1,164,320
Synchrony Bank 3% 6/15/22	5,477,000	5,120,221
U.S. Bancorp 2.625% 1/24/22	3,020,000	2,947,340
Wells Fargo & Co.:
2.1% 7/26/21	1,530,000	1,468,304
3% 2/19/25	5,000,000	4,685,266
4.125% 8/15/23	280,000	278,796
4.65% 11/4/44	1,760,000	1,630,496
		526,826,065
Capital Markets - 0.6%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,847,000	1,864,526
Deutsche Bank AG 4.5% 4/1/25	9,996,000	8,594,227
Deutsche Bank AG New York Branch 3.3% 11/16/22	10,180,000	9,492,070
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (a)	12,744,000	12,296,025
3.2% 2/23/23	5,700,000	5,514,437
3.625% 1/22/23	2,410,000	2,371,749
3.75% 5/22/25	3,095,000	2,956,549
3.75% 2/25/26	650,000	615,313
3.85% 7/8/24	1,900,000	1,849,707
4% 3/3/24	270,000	265,421
4.223% 5/1/29 (a)	2,900,000	2,773,445
6.75% 10/1/37	40,999,000	46,656,780
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,768,000	1,746,691
3.75% 12/1/25	3,162,000	3,141,276
Lazard Group LLC 4.25% 11/14/20	1,129,000	1,141,643
Moody's Corp.:
3.25% 1/15/28	2,897,000	2,689,187
4.875% 2/15/24	2,720,000	2,813,833
Morgan Stanley:
3.125% 1/23/23	7,600,000	7,341,068
3.125% 7/27/26	37,616,000	34,363,364
3.625% 1/20/27	855,000	806,261
3.7% 10/23/24	21,259,000	20,678,979
3.75% 2/25/23	3,725,000	3,689,581
3.875% 4/29/24	4,975,000	4,900,990
3.875% 1/27/26	1,125,000	1,084,602
4% 7/23/25	3,675,000	3,595,900
4.1% 5/22/23	2,000,000	1,984,304
5% 11/24/25	32,614,000	33,067,057
5.75% 1/25/21	4,996,000	5,201,135
The Bank of New York Mellon Corp. 3.4% 5/15/24	750,000	734,826
UBS AG Stamford Branch 2.375% 8/14/19	495,000	492,078
		224,723,024
Consumer Finance - 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	1,949,000	1,897,534
4.125% 7/3/23	5,132,000	5,029,898
4.5% 5/15/21	1,455,000	1,463,164
5% 10/1/21	2,185,000	2,229,735
American Express Credit Corp. 2.2% 3/3/20	2,390,000	2,356,213
Capital One Bank U.S.A. NA 3.375% 2/15/23	1,035,000	993,272
Capital One Financial Corp. 3.8% 1/31/28	5,513,000	5,067,726
Caterpillar Financial Services Corp. 1.931% 10/1/21	1,605,000	1,540,882
Discover Financial Services:
3.85% 11/21/22	2,293,000	2,264,386
3.95% 11/6/24	2,567,000	2,505,698
4.1% 2/9/27	645,000	599,684
5.2% 4/27/22	1,093,000	1,123,924
Ford Motor Credit Co. LLC:
2.943% 1/8/19	12,780,000	12,773,544
3.664% 9/8/24	1,275,000	1,133,189
4.134% 8/4/25	1,345,000	1,206,047
Synchrony Financial:
3% 8/15/19	1,335,000	1,325,557
3.75% 8/15/21	2,016,000	1,965,623
3.95% 12/1/27	7,920,000	6,688,451
4.25% 8/15/24	2,029,000	1,864,701
		54,029,228
Diversified Financial Services - 0.1%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
3.65% 2/1/26 (b)	2,700,000	2,552,632
4.7% 2/1/36 (b)	2,765,000	2,604,723
4.9% 2/1/46 (b)	1,145,000	1,070,391
Arch Capital Finance LLC 4.011% 12/15/26	185,000	180,951
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (b)	1,273,000	1,248,063
Berkshire Hathaway Finance Corp. 4.2% 8/15/48	465,000	442,126
Berkshire Hathaway, Inc.:
2.75% 3/15/23	3,395,000	3,290,073
3.125% 3/15/26	1,015,000	969,013
Brixmor Operating Partnership LP 4.125% 6/15/26	2,238,000	2,149,535
Broadcom Corp./Broadcom Cayman LP 3.125% 1/15/25	1,260,000	1,139,466
GE Capital International Funding Co. 3.373% 11/15/25	1,880,000	1,623,514
General Electric Capital Corp. 3.45% 5/15/24	920,000	822,414
Halfmoon Parent, Inc.:
4.125% 11/15/25 (b)	3,012,000	2,975,018
4.375% 10/15/28 (b)	7,774,000	7,633,594
4.8% 8/15/38 (b)	4,840,000	4,685,243
4.9% 12/15/48 (b)	4,836,000	4,617,898
National Rural Utilities Cooperative Finance Corp. 2.3% 11/15/19	820,000	813,538
Private Export Funding Corp. 3.55% 1/15/24	755,000	773,402
Voya Financial, Inc. 3.125% 7/15/24	3,436,000	3,234,803
		42,826,397
Insurance - 0.1%
ACE INA Holdings, Inc.:
2.7% 3/13/23	1,105,000	1,068,462
3.15% 3/15/25	1,615,000	1,550,244
AIA Group Ltd. 2.25% 3/11/19 (b)	776,000	773,462
American International Group, Inc.:
4.125% 2/15/24	2,820,000	2,792,388
4.5% 7/16/44	2,080,000	1,802,440
4.875% 6/1/22	3,898,000	3,999,271
Aon Corp. 5% 9/30/20	540,000	553,551
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	4,954,000	5,164,406
5.5% 3/30/20	990,000	1,015,990
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	1,847,000	1,885,737
Lincoln National Corp.:
4.35% 3/1/48	165,000	147,553
6.3% 10/9/37	185,000	213,955
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,140,000	1,106,988
4.8% 7/15/21	1,026,000	1,053,951
MetLife, Inc. 4.368% 9/15/23 (a)	910,000	932,905
Pricoa Global Funding I 5.375% 5/15/45 (a)	5,278,000	5,007,503
Prudential Financial, Inc.:
4.5% 11/16/21	1,118,000	1,145,797
7.375% 6/15/19	438,000	447,380
The Chubb Corp. 6% 5/11/37	300,000	351,091
The Travelers Companies, Inc. 4.6% 8/1/43	680,000	687,001
Unum Group:
5.625% 9/15/20	3,216,000	3,320,483
5.75% 8/15/42	2,238,000	2,262,470
		37,283,028

TOTAL FINANCIALS		885,687,742

HEALTH CARE - 0.5%
Biotechnology - 0.1%
AbbVie, Inc.:
3.6% 5/14/25	2,980,000	2,843,288
4.25% 11/14/28	380,000	364,359
4.7% 5/14/45	1,220,000	1,091,178
Amgen, Inc.:
2.6% 8/19/26	3,525,000	3,151,304
3.45% 10/1/20	410,000	409,919
4.4% 5/1/45	860,000	788,414
4.5% 3/15/20	1,500,000	1,521,582
Baxalta, Inc. 4% 6/23/25	579,000	558,080
Celgene Corp.:
3.625% 5/15/24	910,000	882,710
5% 8/15/45	660,000	606,642
Gilead Sciences, Inc.:
3.25% 9/1/22	195,000	192,999
4.4% 12/1/21	1,120,000	1,148,751
4.5% 4/1/21	1,295,000	1,325,269
4.5% 2/1/45	765,000	718,511
		15,603,006
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories:
2.55% 3/15/22	500,000	482,649
2.9% 11/30/21	1,915,000	1,870,805
3.75% 11/30/26	312,000	305,191
Becton, Dickinson & Co.:
3.125% 11/8/21	1,050,000	1,034,354
3.7% 6/6/27	380,000	354,259
3.734% 12/15/24	855,000	825,511
Medtronic, Inc.:
2.5% 3/15/20	90,000	89,246
3.625% 3/15/24	1,250,000	1,241,058
Stryker Corp.:
3.375% 5/15/24	335,000	327,214
3.375% 11/1/25	305,000	288,550
3.5% 3/15/26	675,000	639,946
Zimmer Biomet Holdings, Inc. 2.7% 4/1/20	465,000	458,784
		7,917,567
Health Care Providers & Services - 0.3%
Aetna, Inc. 2.75% 11/15/22	1,480,000	1,405,541
Ascension Health:
3.945% 11/15/46	465,000	431,426
4.847% 11/15/53	250,000	266,804
Cardinal Health, Inc.:
3.2% 6/15/22	405,000	393,247
4.625% 12/15/20	200,000	203,777
Childrens Hospital Corp. 4.115% 1/1/47	580,000	561,571
Cigna Corp.:
3.25% 4/15/25	1,080,000	1,018,190
4% 2/15/22	1,910,000	1,923,146
4.375% 12/15/20	305,000	309,019
5.125% 6/15/20	560,000	573,585
Coventry Health Care, Inc. 5.45% 6/15/21	2,329,000	2,400,023
CVS Health Corp.:
3.5% 7/20/22	640,000	631,363
3.875% 7/20/25	2,348,000	2,276,464
4.1% 3/25/25	13,963,000	13,752,730
4.3% 3/25/28	16,214,000	15,793,676
4.78% 3/25/38	7,828,000	7,479,340
5.05% 3/25/48	11,638,000	11,273,482
5.125% 7/20/45	125,000	121,661
5.3% 12/5/43	265,000	264,261
Duke University Health System, Inc. 3.92% 6/1/47	635,000	599,416
Elanco Animal Health, Inc.:
3.912% 8/27/21 (b)	1,274,000	1,273,200
4.272% 8/28/23 (b)	4,020,000	3,991,164
4.9% 8/28/28 (b)	1,693,000	1,703,909
Express Scripts Holding Co. 4.5% 2/25/26	1,020,000	1,025,054
Hackensack Meridian Health 4.5% 7/1/57	385,000	381,157
Halfmoon Parent, Inc. 3.75% 7/15/23 (b)	6,229,000	6,145,324
HCA Holdings, Inc.:
4.75% 5/1/23	205,000	205,000
5.875% 3/15/22	250,000	259,813
6.5% 2/15/20	3,683,000	3,784,283
Kaiser Foundation Hospitals 4.15% 5/1/47	1,465,000	1,396,143
Laboratory Corp. of America Holdings:
3.25% 9/1/24	395,000	376,119
4.7% 2/1/45	980,000	899,386
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,055,931
Memorial Sloan-Kettring Cancer Center:
4.2% 7/1/55	140,000	134,591
5% 7/1/42	225,000	250,688
New York & Presbyterian Hospital:
4.024% 8/1/45	550,000	522,032
4.063% 8/1/56	540,000	507,256
NYU Hospitals Center:
4.368% 7/1/47	810,000	795,075
5.75% 7/1/43	185,000	218,658
Providence St. Joseph Health Obligated Group 2.746% 10/1/26	780,000	717,090
Quest Diagnostics, Inc.:
4.7% 3/30/45	100,000	94,129
5.75% 1/30/40	68,000	68,429
RWJ Barnabas Health, Inc. 3.949% 7/1/46	265,000	238,739
Sutter Health 4.091% 8/15/48	3,295,000	3,029,237
The Johns Hopkins Health System Corp. 3.837% 5/15/46	400,000	372,923
Toledo Hospital:
5.325% 11/15/28	2,792,000	2,804,689
6.015% 11/15/48	13,402,000	13,492,524
UnitedHealth Group, Inc.:
4.25% 4/15/47	470,000	453,409
4.25% 6/15/48	550,000	530,355
4.7% 2/15/21	240,000	246,551
6.875% 2/15/38	700,000	909,608
WellPoint, Inc.:
3.125% 5/15/22	2,620,000	2,567,068
3.3% 1/15/23	7,225,000	7,067,561
		119,195,817
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
3.15% 1/15/23	365,000	354,621
4.15% 2/1/24	570,000	572,617
		927,238
Pharmaceuticals - 0.1%
Actavis Funding SCS:
3.85% 6/15/24	560,000	544,122
4.55% 3/15/35	400,000	372,143
GlaxoSmithKline Capital PLC 2.85% 5/8/22	710,000	693,014
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,425,000	1,371,926
Johnson & Johnson:
2.45% 3/1/26	570,000	529,442
3.625% 3/3/37	1,585,000	1,492,732
Merck & Co., Inc.:
2.4% 9/15/22	3,375,000	3,251,854
3.875% 1/15/21	1,800,000	1,826,918
Mylan NV:
2.5% 6/7/19	2,315,000	2,301,584
3.15% 6/15/21	6,494,000	6,340,500
3.95% 6/15/26	2,804,000	2,575,265
5.2% 4/15/48 (b)	1,570,000	1,316,803
Novartis Capital Corp.:
2.4% 9/21/22	4,695,000	4,524,435
4.4% 5/6/44	1,225,000	1,249,840
Perrigo Finance PLC 3.5% 12/15/21	400,000	389,060
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	3,260,000	3,051,686
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	3,911,000	3,631,411
Wyeth LLC 6.45% 2/1/24	3,905,000	4,429,908
Zoetis, Inc.:
3% 9/12/27	340,000	311,359
3.25% 2/1/23	5,975,000	5,830,935
		46,034,937

TOTAL HEALTH CARE		189,678,565

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
General Dynamics Corp.:
2.25% 11/15/22	1,500,000	1,440,930
3.5% 5/15/25	2,355,000	2,330,876
Lockheed Martin Corp.:
2.9% 3/1/25	3,040,000	2,881,751
3.8% 3/1/45	735,000	654,754
4.25% 11/15/19	1,400,000	1,413,428
Northrop Grumman Corp. 4.75% 6/1/43	920,000	920,112
Rockwell Collins, Inc. 3.5% 3/15/27	1,225,000	1,151,799
The Boeing Co. 4.875% 2/15/20	650,000	663,456
United Technologies Corp.:
2.8% 5/4/24	2,742,000	2,583,809
4.125% 11/16/28	990,000	972,352
		15,013,267
Air Freight & Logistics - 0.0%
FedEx Corp. 3.3% 3/15/27	280,000	261,353
United Parcel Service, Inc. 3.125% 1/15/21	370,000	369,910
		631,263
Airlines - 0.0%
American Airelines 2014-1 Class A Pass-Through Trust Equipment Trust Certificate 3.7% 10/1/26	256,656	249,493
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	497,880	468,007
Continental Airlines, Inc.:
4.15% 4/11/24	802,227	808,745
6.545% 2/2/19	67,337	67,702
Delta Air Lines, Inc. 3.4% 4/19/21	1,105,000	1,092,043
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	124,291	134,160
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	49,752	50,249
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 8/15/25	164,510	164,913
		3,035,312
Building Products - 0.0%
Fortune Brands Home & Security, Inc. 3% 6/15/20	425,000	418,843
Johnson Controls International PLC 4.95% 7/2/64	275,000	247,394
Masco Corp. 4.45% 4/1/25	1,610,000	1,602,327
		2,268,564
Commercial Services & Supplies - 0.0%
Cintas Corp. No. 2 3.7% 4/1/27	1,135,000	1,101,138
Republic Services, Inc. 5.5% 9/15/19	325,000	330,123
Waste Management, Inc. 2.9% 9/15/22	375,000	364,595
WMX Technologies, Inc. 4.6% 3/1/21	345,000	352,710
		2,148,566
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	112,243
Fortive Corp. 3.15% 6/15/26	275,000	254,748
General Electric Capital Corp. 3.15% 9/7/22	1,386,000	1,272,607
		1,639,598
Industrial Conglomerates - 0.0%
Covidien International Finance SA 3.2% 6/15/22	865,000	853,662
General Electric Co. 2.7% 10/9/22	1,170,000	1,055,877
		1,909,539
Machinery - 0.0%
Caterpillar, Inc. 2.6% 6/26/22	675,000	652,077
John Deere Capital Corp.:
2.65% 6/24/24	615,000	582,351
2.8% 1/27/23	585,000	567,312
2.8% 3/6/23	1,435,000	1,391,048
Westinghouse Air Brake Co. 4.7% 9/15/28	430,000	407,056
Xylem, Inc.:
3.25% 11/1/26	225,000	210,674
4.875% 10/1/21	525,000	540,935
		4,351,453
Professional Services - 0.0%
IHS Markit Ltd. 4.125% 8/1/23	365,000	360,036
Road & Rail - 0.0%
Burlington Northern Santa Fe LLC 4.1% 6/1/21	950,000	967,338
Canadian National Railway Co. 2.85% 12/15/21	600,000	591,445
CSX Corp.:
3.4% 8/1/24	600,000	588,941
6.15% 5/1/37	1,500,000	1,718,482
Norfolk Southern Corp. 5.9% 6/15/19	2,337,000	2,369,977
Union Pacific Corp.:
3.6% 9/15/37	640,000	560,132
4% 2/1/21	943,000	953,152
4.3% 6/15/42	325,000	302,333
		8,051,800
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 9/15/23	800,000	750,529
3.375% 6/1/21	2,750,000	2,701,797
3.75% 2/1/22	4,752,000	4,713,809
3.875% 4/1/21	2,900,000	2,902,803
4.25% 9/15/24	3,212,000	3,164,291
4.75% 3/1/20	3,227,000	3,272,558
		17,505,787
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (a)	755,000	807,850

TOTAL INDUSTRIALS		57,723,035

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
1.85% 9/20/21	725,000	696,762
2.9% 3/4/21	150,000	149,117
3% 6/15/22	310,000	305,554
		1,151,433
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (b)	725,000	723,443
IT Services - 0.0%
Fiserv, Inc. 3.85% 6/1/25	2,120,000	2,081,031
IBM Corp. 3.625% 2/12/24	4,140,000	4,067,816
MasterCard, Inc. 3.375% 4/1/24	870,000	862,428
		7,011,275
Software - 0.1%
CA Technologies, Inc. 3.6% 8/1/20	555,000	553,428
Microsoft Corp.:
1.85% 2/12/20	550,000	543,500
2.875% 2/6/24	3,890,000	3,777,350
3.7% 8/8/46	1,800,000	1,666,315
4.1% 2/6/37	1,930,000	1,935,213
Oracle Corp.:
1.9% 9/15/21	3,770,000	3,627,764
2.5% 10/15/22	1,855,000	1,784,028
2.65% 7/15/26	2,595,000	2,373,955
2.95% 5/15/25	2,085,000	1,982,899
4.125% 5/15/45	1,595,000	1,491,862
		19,736,314
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.:
2.4% 5/3/23	2,090,000	1,995,167
2.85% 5/6/21	885,000	878,850
2.85% 5/11/24	3,515,000	3,387,035
3.25% 2/23/26	2,145,000	2,061,590
3.35% 2/9/27	1,835,000	1,760,993
3.75% 9/12/47	40,000	36,110
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (a)	5,700,000	5,791,561
		15,911,306

TOTAL INFORMATION TECHNOLOGY		44,533,771

MATERIALS - 0.1%
Chemicals - 0.0%
DowDuPont, Inc. 4.493% 11/15/25	2,750,000	2,779,656
Eastman Chemical Co. 4.65% 10/15/44	485,000	424,940
Ecolab, Inc. 4.35% 12/8/21	245,000	250,342
LYB International Finance II BV 3.5% 3/2/27	480,000	436,897
LyondellBasell Industries NV:
5.75% 4/15/24	1,730,000	1,847,501
6% 11/15/21	1,919,000	2,016,903
Nutrien Ltd.:
4.9% 6/1/43	825,000	768,515
5.25% 1/15/45	330,000	320,503
Praxair, Inc. 4.5% 8/15/19	220,000	222,431
Sherwin-Williams Co. 4.5% 6/1/47	210,000	185,239
The Dow Chemical Co.:
3% 11/15/22	650,000	627,122
4.125% 11/15/21	1,350,000	1,363,171
4.25% 11/15/20	2,524,000	2,551,429
		13,794,649
Containers & Packaging - 0.0%
International Paper Co.:
4.75% 2/15/22	1,920,000	1,985,308
5% 9/15/35	405,000	393,342
5.15% 5/15/46	116,000	107,839
Rock-Tenn Co. 4.9% 3/1/22	185,000	190,035
		2,676,524
Metals & Mining - 0.1%
Anglo American Capital PLC:
4.125% 4/15/21 (b)	6,803,000	6,772,318
4.125% 9/27/22 (b)	1,333,000	1,315,721
Barrick North America Finance LLC 5.75% 5/1/43	330,000	339,352
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	1,979,000	2,035,006
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)	2,033,000	1,893,618
4.5% 8/1/47 (b)	1,715,000	1,572,552
Rio Tinto Finance (U.S.A.) Ltd. 3.75% 6/15/25	1,390,000	1,374,638
Southern Copper Corp. 5.875% 4/23/45	455,000	449,400
		15,752,605

TOTAL MATERIALS		32,223,778

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	801,000	793,895
4.6% 4/1/22	855,000	876,306
American Campus Communities Operating Partnership LP 3.75% 4/15/23	813,000	803,155
Boston Properties, Inc.:
3.85% 2/1/23	1,175,000	1,162,271
4.5% 12/1/28	5,210,000	5,213,686
Camden Property Trust:
2.95% 12/15/22	954,000	925,875
4.25% 1/15/24	2,838,000	2,882,316
Corporate Office Properties LP 5% 7/1/25	3,453,000	3,487,260
DDR Corp.:
3.625% 2/1/25	2,396,000	2,255,071
4.25% 2/1/26	4,062,000	3,919,622
4.625% 7/15/22	5,099,000	5,199,597
Duke Realty LP:
3.25% 6/30/26	805,000	756,992
3.625% 4/15/23	1,382,000	1,366,584
3.875% 10/15/22	2,108,000	2,115,011
4.375% 6/15/22	1,237,000	1,261,973
Equity One, Inc. 3.75% 11/15/22	3,200,000	3,165,601
Government Properties Income Trust 3.75% 8/15/19	4,010,000	4,020,274
Highwoods/Forsyth LP 3.2% 6/15/21	2,263,000	2,228,396
Lexington Corporate Properties Trust 4.4% 6/15/24	1,319,000	1,290,823
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,644,000	6,556,784
4.5% 1/15/25	2,793,000	2,712,424
4.5% 4/1/27	1,500,000	1,434,970
4.75% 1/15/28	7,569,000	7,374,208
4.95% 4/1/24	1,152,000	1,163,900
5.25% 1/15/26	5,841,000	5,893,497
Realty Income Corp. 3% 1/15/27	585,000	535,374
Retail Opportunity Investments Partnership LP:
4% 12/15/24	877,000	825,503
5% 12/15/23	626,000	622,841
Simon Property Group LP:
3.25% 11/30/26	870,000	818,878
3.375% 10/1/24	3,900,000	3,790,580
3.75% 2/1/24	345,000	342,464
Ventas Realty LP:
3.125% 6/15/23	1,414,000	1,365,686
3.85% 4/1/27	1,050,000	999,031
4% 3/1/28	2,712,000	2,589,184
4.125% 1/15/26	1,628,000	1,592,551
Weingarten Realty Investors 3.375% 10/15/22	472,000	464,434
WP Carey, Inc.:
4% 2/1/25	5,544,000	5,373,888
4.6% 4/1/24	7,436,000	7,468,764
		95,649,669
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,006,000	3,953,288
3.95% 11/15/27	5,608,000	5,230,896
4.1% 10/1/24	3,830,000	3,743,501
CBRE Group, Inc. 4.875% 3/1/26	12,670,000	12,816,068
Digital Realty Trust LP 3.95% 7/1/22	3,488,000	3,495,151
Essex Portfolio LP 3.875% 5/1/24	2,685,000	2,656,571
Liberty Property LP:
3.25% 10/1/26	2,158,000	1,994,241
3.375% 6/15/23	4,307,000	4,197,355
4.125% 6/15/22	1,061,000	1,074,984
4.75% 10/1/20	2,674,000	2,723,919
Mack-Cali Realty LP:
3.15% 5/15/23	3,436,000	3,024,099
4.5% 4/18/22	644,000	615,085
Mid-America Apartments LP 4% 11/15/25	1,296,000	1,268,535
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,762,467
Tanger Properties LP:
3.125% 9/1/26	3,497,000	3,096,712
3.75% 12/1/24	2,653,000	2,543,493
3.875% 12/1/23	1,492,000	1,454,261
3.875% 7/15/27	9,533,000	8,880,347
		64,530,973

TOTAL REAL ESTATE		160,180,642

UTILITIES - 0.4%
Electric Utilities - 0.2%
Alabama Power Co.:
3.75% 3/1/45	850,000	749,043
3.85% 12/1/42	500,000	452,759
4.1% 1/15/42	225,000	208,694
Appalachian Power Co. 3.3% 6/1/27	605,000	568,762
Arizona Public Service Co. 3.75% 5/15/46	390,000	345,413
Baltimore Gas & Electric Co. 3.35% 7/1/23	470,000	463,982
CenterPoint Energy Houston Electric LLC 2.25% 8/1/22	530,000	506,130
Commonwealth Edison Co.:
3.65% 6/15/46	765,000	669,132
3.7% 3/1/45	315,000	279,094
3.75% 8/15/47	600,000	545,357
4.6% 8/15/43	1,045,000	1,062,392
Duke Energy Carolinas LLC:
2.95% 12/1/26	2,070,000	1,951,550
4.25% 12/15/41	1,250,000	1,200,668
6.1% 6/1/37	775,000	900,957
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	8,875,000	9,328,977
6.4% 9/15/20 (b)	4,858,000	5,074,447
Entergy Corp. 5.125% 9/15/20	545,000	554,213
Entergy Louisiana LLC:
2.4% 10/1/26	870,000	783,439
4% 3/15/33	645,000	630,436
4.05% 9/1/23	880,000	893,077
Exelon Corp. 3.497% 6/1/22 (a)	835,000	809,860
FirstEnergy Corp.:
4.25% 3/15/23	12,580,000	12,644,742
7.375% 11/15/31	10,940,000	13,815,669
FirstEnergy Solutions Corp. 6.05% 8/15/21 (d)	639,000	456,885
Florida Power & Light Co. 2.75% 6/1/23	1,200,000	1,173,753
Fortis, Inc. 3.055% 10/4/26	485,000	439,397
Hydro-Quebec 8.05% 7/7/24	1,455,000	1,780,498
IPALCO Enterprises, Inc.:
3.45% 7/15/20	8,163,000	8,114,502
3.7% 9/1/24	2,644,000	2,524,454
LG&E and KU Energy LLC 3.75% 11/15/20	686,000	688,028
Louisville Gas & Electric Co. 5.125% 11/15/40	245,000	264,945
MidAmerican Energy Co.:
3.65% 8/1/48	620,000	546,410
3.95% 8/1/47	775,000	716,859
Northern States Power Co. 6.25% 6/1/36	370,000	453,821
Pacific Gas & Electric Co.:
3.3% 3/15/27	410,000	337,462
3.4% 8/15/24	250,000	218,802
5.125% 11/15/43	240,000	207,788
6.05% 3/1/34	2,225,000	2,133,010
PacifiCorp:
5.25% 6/15/35	1,375,000	1,515,852
5.75% 4/1/37	900,000	1,051,151
PPL Capital Funding, Inc. 4.2% 6/15/22	495,000	498,601
PPL Electric Utilities Corp. 6.25% 5/15/39	250,000	309,320
Progress Energy, Inc. 4.875% 12/1/19	450,000	454,849
Public Service Co. of Colorado 2.5% 3/15/23	645,000	617,248
Public Service Electric & Gas Co.:
2.25% 9/15/26	295,000	265,249
3.6% 12/1/47	260,000	226,203
3.65% 9/1/42	125,000	111,177
Puget Sound Energy, Inc. 5.764% 7/15/40	285,000	332,494
South Carolina Electric & Gas Co. 5.1% 6/1/65	370,000	361,155
Southern California Edison Co.:
3.6% 2/1/45	1,735,000	1,429,249
4% 4/1/47	1,040,000	910,509
Southwestern Electric Power Co. 3.85% 2/1/48	785,000	669,872
Virginia Electric & Power Co. 6% 5/15/37	1,375,000	1,575,776
Wisconsin Power & Light Co. 4.1% 10/15/44	240,000	224,077
		85,048,189
Gas Utilities - 0.0%
AGL Capital Corp.:
3.5% 9/15/21	1,030,000	1,019,422
4.4% 6/1/43	290,000	266,440
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	531,955
		1,817,817
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	23,260,000	24,713,750
Emera U.S. Finance LP:
2.15% 6/15/19	1,324,000	1,314,684
2.7% 6/15/21	1,304,000	1,263,136
3.55% 6/15/26	795,000	743,021
Exelon Generation Co. LLC 2.95% 1/15/20	120,000	119,242
PSEG Power LLC 3% 6/15/21	1,075,000	1,057,362
		29,211,195
Multi-Utilities - 0.1%
Ameren Illinois Co. 4.5% 3/15/49	600,000	605,697
Consolidated Edison Co. of New York, Inc. 4.3% 12/1/56	300,000	270,081
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6861% 9/30/66 (a)(e)	6,307,000	5,833,975
3 month U.S. LIBOR + 2.825% 5.221% 6/30/66 (a)(e)	924,000	877,800
4.45% 3/15/21	1,660,000	1,682,164
NiSource Finance Corp.:
4.8% 2/15/44	230,000	223,190
5.95% 6/15/41	640,000	705,394
NorthWestern Energy Corp. 4.176% 11/15/44	260,000	251,805
Puget Energy, Inc.:
3.65% 5/15/25	624,000	599,440
5.625% 7/15/22	4,555,000	4,786,657
6% 9/1/21	4,353,000	4,572,084
6.5% 12/15/20	1,405,000	1,480,797
San Diego Gas & Electric Co.:
3.6% 9/1/23	1,025,000	1,012,512
3.75% 6/1/47	585,000	510,043
Sempra Energy 4% 2/1/48	390,000	322,110
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7286% 5/15/67 (a)(e)	1,012,000	867,790
		24,601,539

TOTAL UTILITIES		140,678,740

TOTAL NONCONVERTIBLE BONDS
(Cost $2,426,159,764)		2,371,871,048

U.S. Government and Government Agency Obligations - 8.0%
U.S. Government Agency Obligations - 0.1%
Fannie Mae:
1.875% 9/24/26	$575,000	$524,368
2% 10/5/22	1,130,000	1,091,918
2.375% 1/19/23	1,310,000	1,281,831
2.5% 4/13/21	1,430,000	1,416,780
2.75% 6/22/21	1,305,000	1,300,938
2.875% 10/30/20	1,745,000	1,744,888
2.875% 9/12/23	2,080,000	2,072,762
6.25% 5/15/29	520,000	651,948
6.625% 11/15/30	450,000	592,259
Federal Home Loan Bank:
2.125% 2/11/20	2,400,000	2,381,263
2.625% 10/1/20	1,165,000	1,160,121
3% 10/12/21	3,485,000	3,493,841
3.25% 11/16/28	1,815,000	1,809,161
Freddie Mac:
1.375% 8/15/19	2,175,000	2,155,392
1.5% 1/17/20	2,965,000	2,924,157
2.375% 2/16/21	4,880,000	4,829,673
Tennessee Valley Authority:
2.25% 3/15/20	3,130,000	3,107,730
2.875% 2/1/27	1,320,000	1,276,950
5.25% 9/15/39	150,000	181,209
7.125% 5/1/30	460,000	618,848

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		34,616,037

U.S. Treasury Inflation-Protected Obligations - 0.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	98,003,154	86,843,122
1% 2/15/46	569,770,057	53,557,907
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	34,628,185	33,345,960
0.625% 1/15/26	126,914,304	123,360,025

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		297,107,014

U.S. Treasury Obligations - 7.1%
U.S. Treasury Bonds:
2.75% 8/15/47	11,240,000	10,076,484
2.875% 8/15/45	17,715,000	16,358,695
2.875% 11/15/46	7,015,000	6,462,569
3% 11/15/44	505,000	478,527
3% 5/15/45	49,521,000	46,896,000
3% 2/15/47	87,154,000	82,289,037
3% 8/15/48	1,925,000	1,813,485
3.625% 8/15/43	36,660,000	38,673,436
3.75% 11/15/43	2,285,000	2,459,231
U.S. Treasury Notes:
1.375% 8/31/20	21,575,000	21,049,109
1.375% 4/30/21	20,690,000	19,999,794
1.375% 5/31/21	35,805,000	34,564,413
1.625% 12/31/19	31,150,000	30,777,660
1.625% 6/30/20	35,725,000	35,077,484
1.625% 7/31/20	31,170,000	30,570,952
1.625% 4/30/23	24,345,000	23,109,681
1.75% 6/30/22	69,643,000	67,085,796
1.875% 3/31/22	14,135,000	13,707,085
1.875% 4/30/22	43,605,000	42,247,454
1.875% 9/30/22	23,308,000	22,493,130
2% 11/30/20	48,865,000	48,097,667
2% 2/15/25	20,105,000	19,066,765
2% 11/15/26	192,301,000	179,245,566
2.125% 9/30/21	48,800,000	47,875,469
2.125% 6/30/22	13,575,000	13,243,579
2.125% 7/31/24	108,991,000	104,682,450
2.125% 5/15/25	57,735,000	55,057,990
2.25% 11/15/25	55,000	52,663
2.25% 2/15/27	31,393,000	29,753,452
2.25% 11/15/27	10,930,000	10,292,559
2.375% 8/15/24	10,135,000	9,859,851
2.375% 5/15/27	49,500,000	47,301,504
2.5% 3/31/23	407,416,000	401,734,458
2.625% 11/15/20	37,915,000	37,777,262
2.625% 3/31/25	109,290,000	107,514,038
2.75% 2/28/25 (f)	850,000	842,563
2.75% 6/30/25	566,603,000	561,069,770
2.875% 11/15/21	33,380,000	33,426,941
2.875% 10/31/23	375,000	375,513
2.875% 11/30/23	9,455,000	9,471,620
3% 9/30/25	402,190,000	404,279,502
3% 10/31/25	780,000	784,174
3.125% 11/15/28	4,200,000	4,242,492

TOTAL U.S. TREASURY OBLIGATIONS		2,672,237,870

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,048,589,232)		3,003,960,921

U.S. Government Agency - Mortgage Securities - 8.5%
Fannie Mae - 4.8%
12 month U.S. LIBOR + 1.553% 4.276% 6/1/36 (a)(e)	10,840	11,264
12 month U.S. LIBOR + 1.825% 3.769% 2/1/35 (a)(e)	226,152	237,136
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (a)(e)	16,953	17,857
2% 8/1/31	1,555,330	1,464,258
2.5% 9/1/27 to 4/1/47	22,129,762	21,006,606
2.5% 12/1/33 (g)	16,700,000	16,107,673
2.5% 12/1/33 (g)	2,200,000	2,121,969
3% 2/1/25 to 9/1/48	352,300,792	338,054,495
3% 12/1/33 (g)	1,000,000	987,031
3% 12/1/33 (g)	500,000	493,516
3% 12/1/48 (g)	36,000,000	34,329,377
3% 12/1/48 (g)	11,250,000	10,727,930
3% 12/1/48 (g)	900,000	858,234
3% 12/1/48 (g)	28,850,000	27,511,181
3% 12/1/48 (g)	8,800,000	8,391,625
3% 12/1/48 (g)	11,250,000	10,727,930
3% 12/1/48 (g)	8,800,000	8,391,625
3% 12/1/48 (g)	23,700,000	22,600,173
3% 12/1/48 (g)	1,700,000	1,621,109
3.5% 8/1/24 to 10/1/56	379,501,969	374,840,223
3.5% 12/1/33 (g)	1,550,000	1,554,480
3.5% 12/1/48 (g)	4,000,000	3,923,438
3.5% 12/1/48 (g)	3,700,000	3,629,180
4% 11/1/31 to 10/1/48	321,514,078	324,926,000
4% 10/1/47	57,194,535	57,616,792
4% 12/1/48 (g)	65,200,000	65,587,125
4% 12/1/48 (g)	5,000,000	5,029,688
4% 12/1/48 (g)	5,900,000	5,935,031
4.5% 6/1/24 to 8/1/56	87,185,086	90,316,406
4.5% 12/1/48 (g)	82,000,000	84,319,058
4.5% 12/1/48 (g)	13,850,000	14,241,695
4.5% 12/1/48 (g)	8,750,000	8,997,461
4.5% 12/1/48 (g)	3,500,000	3,598,984
4.5% 12/1/48 (g)	7,550,000	7,763,523
4.5% 1/1/49 (g)	61,700,000	63,360,600
4.5% 1/1/49 (g)	20,300,000	20,846,356
4.5% 1/1/49 (g)	19,600,000	20,127,516
4.5% 1/1/49 (g)	14,050,000	14,428,143
5% 10/1/21 to 8/1/56	60,358,007	63,709,207
5.255% 8/1/41	438,208	469,249
5.5% 7/1/30 to 9/1/41	14,305,304	15,457,961
5.5% 1/1/49 (g)	2,250,000	2,389,171
6% 3/1/22 to 1/1/42	24,868,175	27,299,028
6.5% to 6.502% 2/1/36 to 8/1/39	4,259,153	4,687,747

TOTAL FANNIE MAE		1,790,715,051

Freddie Mac - 1.7%
6 month U.S. LIBOR + 2.590% 5.09% 10/1/35 (a)(e)	12,443	13,048
2% 1/1/32	2,571,087	2,420,337
2.5% 3/1/28 to 2/1/43	8,783,872	8,474,617
3% 10/1/28 to 7/1/48	183,061,757	175,549,201
3.5% 8/1/26 to 11/1/48 (f)	237,919,082	235,394,169
3.5% 8/1/47	13,233,472	13,004,471
4% 6/1/33 to 11/1/48	156,155,709	158,012,125
4% 12/1/48 (g)	15,500,000	15,592,637
4.5% 7/1/25 to 12/1/47	26,035,788	27,000,791
4.5% 12/1/48 (g)	8,600,000	8,842,547
5% 10/1/33 to 12/1/47	9,748,252	10,311,176
5.5% 3/1/34 to 6/1/41	5,817,342	6,281,953
6% 7/1/37 to 9/1/38	251,245	277,618
6.5% 9/1/39	668,646	749,154

TOTAL FREDDIE MAC		661,923,844

Ginnie Mae - 2.0%
3.5% 9/20/40 to 9/20/48	255,492,790	253,455,582
4.5% 5/15/39 to 3/20/48	45,548,368	47,401,814
5.5% 6/15/36 to 3/20/41	271,132	292,657
2.5% 12/20/46	1,275,913	1,192,082
3% 8/20/42 to 6/20/48	143,674,169	138,746,049
3% 12/1/48 (g)	18,200,000	17,521,766
3% 12/1/48 (g)	18,200,000	17,521,766
3% 12/1/48 (g)	3,000,000	2,888,203
3% 12/1/48 (g)	6,700,000	6,450,320
3.5% 12/1/48 (g)	17,050,000	16,858,188
3.5% 12/1/48 (g)	10,400,000	10,283,000
4% 5/20/40 to 8/20/47 (f)	96,911,428	98,639,674
4% 12/1/48 (g)	18,300,000	18,527,321
4.5% 12/1/48 (g)	1,800,000	1,856,391
4.5% 12/1/48 (g)	1,800,000	1,856,391
4.5% 12/1/48 (g)	4,350,000	4,486,277
4.5% 12/1/48 (g)	4,350,000	4,486,277
4.5% 12/1/48 (g)	7,000,000	7,219,297
4.5% 12/1/48 (g)	16,850,000	17,377,878
4.5% 12/1/48 (g)	7,700,000	7,941,226
4.5% 12/1/48 (g)	18,500,000	19,079,570
4.5% 12/1/48 (g)	6,200,000	6,394,234
4.5% 12/1/48 (g)	5,700,000	5,878,570
4.5% 12/1/48 (g)	15,000,000	15,469,922
4.5% 12/1/48 (g)	13,550,000	13,974,496
5% 6/20/34 to 9/20/46	10,267,353	10,856,968

TOTAL GINNIE MAE		746,655,919

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,273,147,934)		3,199,294,814

Asset-Backed Securities - 0.6%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)	$5,472,431	$5,424,286
Ally Master Owner Trust Series 2018-2 Class A, 3.29% 5/15/23	6,510,000	6,499,288
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.6749% 10/25/35 (a)(e)	2,675,304	2,674,971
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	9,680,260	9,727,800
Class AA, 2.487% 12/16/41 (b)	2,129,813	2,066,524
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.3399% 7/25/29 (a)(e)	1,322,121	1,332,566
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (b)	2,185,768	2,205,382
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)	8,808,446	8,811,320
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/15/24	800,000	771,114
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.631% 10/25/37 (a)(b)(e)	3,320,362	3,356,470
Citibank Credit Card Issuance Trust:
Series 2018-A3 Class A3, 3.29% 5/23/25	700,000	702,252
Series 2018-A6 Class A6, 3.21% 12/7/24	3,100,000	3,087,088
Series 2018-A7 Class A7, 3.96% 10/13/30	2,300,000	2,348,173
CLUB Credit Trust Series 2018-NP1 Class A, 2.99% 5/15/24 (b)	1,220,275	1,219,915
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.7261% 9/28/30 (a)(e)	1,338,764	1,339,927
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (b)	248,483	248,384
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.5651% 3/25/32 (a)(e)	4,144	4,191
Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.930% 3.2449% 8/25/35 (a)(e)	73,770	73,743
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)	4,282,740	4,154,182
Class A2II, 4.03% 11/20/47 (b)	7,238,880	6,981,341
Dell Equipment Finance Trust Series 2018-1 Class A3, 3.18% 6/22/23 (b)	4,210,000	4,205,539
DLL Securitization Trust Series 2018-1 Class A3, 3.1% 4/18/22 (b)	660,000	657,709
Finance of America Structured Securities Trust Series 2018-HB1 Class A, 3.3751% 9/25/28 (b)	3,882,501	3,881,220
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.1399% 3/25/34 (a)(e)	371	344
Ford Credit Floorplan Master Owner Trust:
Series 2017-1 Class A1, 2.07% 5/15/22	9,140,000	8,990,033
Series 2018-1 Class A1, 2.95% 5/15/23	8,200,000	8,143,372
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.8493% 5/25/26 (a)(e)	854,661	851,697
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.4865% 11/15/34 (a)(b)(e)	43,467	42,718
Class B, 1 month U.S. LIBOR + 0.280% 2.5865% 11/15/34 (a)(b)(e)	15,722	15,431
Class C, 1 month U.S. LIBOR + 0.380% 2.6865% 11/15/34 (a)(b)(e)	26,127	24,790
GMF Floorplan Owner Revolving Trust:
Series 2016-1 Class A1, 1.96% 5/17/21 (b)	11,700,000	11,643,180
Series 2018-1 Class A, 1 month U.S. LIBOR + 0.300% 2.6065% 3/15/22 (a)(b)(e)	5,450,000	5,445,778
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (b)	3,032,736	3,021,295
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 2.9644% 4/10/31 (a)(b)(e)	2,926,938	2,931,802
Home Equity Asset Trust Series 2006-1 Class M1, 1 month U.S. LIBOR + 0.440% 2.7549% 4/25/36 (a)(e)	2,745,678	2,746,808
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	4,085,000	4,094,683
JPMorgan Mtg Acquisition Corp. Series 2005-FRE1 Class A2V3, 1 month U.S. LIBOR + 0.330% 2.6449% 10/25/35 (a)(e)	6,544,739	6,536,896
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.531% 3/27/42 (a)(e)	406,000	326,242
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (b)	13,580,000	13,556,225
Mercedes-Benz Master Owner Trust Series 2018-AA Class A, 1 month U.S. LIBOR + 0.260% 2.5665% 5/16/22 (a)(b)(e)	2,700,000	2,695,770
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 2.6049% 8/25/36 (a)(e)	475,798	475,738
Nationstar HECM Loan Trust:
Series 2017-2A Class A1, 2.0383% 9/25/27 (b)	2,641,803	2,632,831
Series 2018-1A Class A, 2.76% 2/25/28 (b)	3,685,277	3,684,897
Series 2018-2A Class A, 3.1877% 7/25/28 (b)	4,694,326	4,685,125
Series 2018-3A Class A 3.5545% 11/25/28 (b)	12,300,000	12,299,994
Navient Student Loan Trust Series 2015-2 Class A2, 1 month U.S. LIBOR + 0.420% 2.7351% 8/27/29 (a)(e)	3,287,753	3,288,773
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.9449% 9/25/23 (a)(b)(e)	11,000,000	10,995,668
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.8249% 9/25/35 (a)(e)	177,286	176,919
OneMain Financial Issuance Trust Series 2016-2A Class A, 4.1% 3/20/28 (b)	3,777,598	3,789,289
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (b)	2,193,020	2,190,807
Series 2018-2A Class A, 3.35% 10/15/24 (b)	4,896,281	4,883,261
Securitized Term Auto Receivables Trust Series 2018-1A Class A3, 3.068% 1/25/22 (b)	8,580,000	8,546,091
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.8041% 12/15/27 (a)(b)(e)	4,640,765	4,655,666
Series 2004-1 Class A4, 3 month U.S. LIBOR + 0.260% 2.7499% 10/27/25 (a)(e)	3,838,239	3,839,672
Series 2006-5 Class A5, 3 month U.S. LIBOR + 0.110% 2.5999% 1/25/27 (a)(e)	1,030,610	1,029,261
Series 2007-01 Class A5, 3 month U.S. LIBOR + 0.090% 2.5799% 1/26/26 (a)(e)	991,185	988,948
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.1749% 9/25/34 (a)(e)	3,983	3,853
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)	8,810,845	8,751,213
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (b)	7,922,104	7,898,494
Series 2018-6 Class A1A, 3.75% 3/25/58 (b)	6,982,159	6,974,013
TOTAL ASSET-BACKED SECURITIES
(Cost $235,078,836)		234,630,962

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.1%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.4214% 6/27/36 (a)(b)(e)	1,283,608	1,249,542
BCAP LLC Trust sequential payer:
Series 2010-RR2 Class 5A2, 5% 12/26/36 (b)	1,007,846	1,004,018
Series 2012-RR5 Class 8A5, 2.4796% 7/26/36 (a)(b)	224,254	220,487
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.501% 1/25/37 (a)(b)	285,531	288,018
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)	1,072,584	1,063,179
CSMC floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.5614% 5/27/37 (a)(b)(e)	751,188	732,205
CSMC Trust Series 2009-5R Class 2A2, 3.945% 6/25/36 (a)(b)	40,304	40,204
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	2,477,451	2,446,141
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.7135% 8/25/60 (b)(e)	8,433,558	8,416,227
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.8563% 10/15/54 (a)(b)(e)	8,505,000	8,474,067
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.4856% 6/21/36 (a)(b)(e)	660,862	654,459
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.4514% 2/25/37 (a)(e)	28,849	28,384
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.6049% 7/25/35 (a)(e)	34,262	33,928
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.8163% 7/15/58 (a)(b)(e)	10,927,000	10,876,102
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (a)(e)	2,256	2,207
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.9549% 9/25/43 (a)(e)	3,304,467	3,277,856
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 3A1, 3.9141% 3/25/35 (a)	1,854,789	1,886,431
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 3.7951% 6/27/36 (a)(b)	152,568	151,501
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)	1,142,285	1,129,150

TOTAL PRIVATE SPONSOR		41,974,106

U.S. Government Agency - 0.3%
Fannie Mae:
planned amortization class Series 2012-149:
Class DA, 1.75% 1/25/43	1,728,557	1,637,349
Class GA, 1.75% 6/25/42	1,746,467	1,651,841
Series 2005-79 Class ZC, 5.9% 9/25/35	313,846	344,301
Series 2007-75 Class JI, 6.545% - 1 month U.S. LIBOR 4.2299% 8/25/37 (a)(h)(i)	1,358,571	200,381
Series 2010-135 Class ZA, 4.5% 12/25/40	1,007,859	1,042,729
Series 2010-150 Class ZC, 4.75% 1/25/41	1,089,241	1,151,375
Series 2010-95 Class ZC, 5% 9/25/40	2,247,138	2,398,117
Series 2011-4 Class PZ, 5% 2/25/41	481,972	528,669
Series 2012-100 Class WI, 3% 9/25/27 (h)	910,178	81,465
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.3349% 12/25/30 (a)(h)(i)	330,734	34,306
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.2349% 6/25/41 (a)(h)(i)	416,155	53,986
Series 2013-133 Class IB, 3% 4/25/32 (h)	636,507	57,922
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.7349% 1/25/44 (a)(h)(i)	329,069	48,663
Series 2013-51 Class GI, 3% 10/25/32 (h)	1,136,839	108,193
Series 2015-42 Class IL, 6% 6/25/45 (h)	1,438,040	322,339
Series 2015-70 Class JC, 3% 10/25/45	1,161,151	1,143,319
Series 2017-30 Class AI, 5.5% 5/25/47	756,894	162,163
Freddie Mac:
planned amortization class Series 4135 Class AB, 1.75% 6/15/42	1,301,411	1,232,891
sequential payer Series 3871 Class KB, 5.5% 6/15/41	903,000	989,308
Series 2017-4683 Class LM, 3% 5/15/47	1,544,059	1,518,768
Series 2933 Class ZM, 5.75% 2/15/35	624,557	696,557
Series 2996 Class ZD, 5.5% 6/15/35	453,152	495,868
Series 3237 Class C, 5.5% 11/15/36	650,810	704,633
Series 3955 Class YI, 3% 11/15/21 (h)	191,618	5,926
Series 3980 Class EP, 5% 1/15/42	4,180,627	4,426,169
Series 4055 Class BI, 3.5% 5/15/31 (h)	568,299	59,213
Series 4149 Class IO, 3% 1/15/33 (h)	502,580	61,886
Series 4314 Class AI, 5% 3/15/34 (h)	207,337	19,622
Series 4427 Class LI, 3.5% 2/15/34 (h)	1,009,749	133,149
Series 4471 Class PA 4% 12/15/40	1,251,610	1,270,420
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,127,945	1,155,123
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2017-1 Class MA, 3% 1/25/56	3,770,474	3,633,600
Series 2018-2 Class MA, 3.5% 11/25/57	991,166	979,786
Series 2018-3 Class MA, 3.5% 8/25/57	18,116,584	18,052,857
Series 2018-4 Class MA, 3.5% 11/25/57	4,695,051	4,600,032
Series 2018-3 Class M55D, 4% 8/25/57	3,775,679	3,822,782
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28	1,856,871	1,839,403
Class A2, 3.5% 6/25/28	460,000	449,100
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.6539% 12/20/60 (a)(e)(j)	1,186,350	1,185,430
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.8239% 9/20/61 (a)(e)(j)	5,910,735	5,931,609
Series 2012-H18 Class NA, 1 month U.S. LIBOR + 0.520% 2.7939% 8/20/62 (a)(e)(j)	1,251,073	1,254,663
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.9239% 5/20/61 (a)(e)(j)	78,128	78,290
Series 2013-H19 Class FC, 1 month U.S. LIBOR + 0.600% 2.8739% 8/20/63 (a)(e)(j)	3,409,810	3,422,669
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.3982% 12/20/40 (a)(i)	1,187,000	1,187,281
Series 2017-134 Class BA, 2.5% 11/20/46	1,636,539	1,565,450
sequential payer:
Series 2010-160 Class DY, 4% 12/20/40	3,109,197	3,189,373
Series 2010-170 Class B, 4% 12/20/40	697,727	715,710
Series 2010-116 Class QB, 4% 9/16/40	4,912,353	5,005,842
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.6396% 2/16/40 (a)(h)(i)	729,274	82,639
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.7991% 7/20/41 (a)(h)(i)	229,936	32,774
Series 2013-149 Class MA, 2.5% 5/20/40	3,726,514	3,606,311
Series 2015-H13 Class HA, 2.5% 8/20/64 (j)	3,004,057	2,984,517
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)	2,493,659	2,477,397
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.94% 8/20/66 (a)(e)(j)	4,444,912	4,451,898

TOTAL U.S. GOVERNMENT AGENCY		94,286,064

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $138,061,139)		136,260,170

Commercial Mortgage Securities - 0.8%
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (b)	4,883,396	4,879,483
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.400% 2.7149% 11/25/35 (a)(b)(e)	29,851	29,111
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.7049% 1/25/36 (a)(b)(e)	74,709	72,144
Class M1, 1 month U.S. LIBOR + 0.450% 2.7649% 1/25/36 (a)(b)(e)	24,114	23,101
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.270% 2.5849% 12/25/36 (a)(b)(e)	207,125	197,233
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.5849% 3/25/37 (a)(b)(e)	46,432	44,039
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.5849% 7/25/37 (a)(b)(e)	135,018	128,795
Class A2, 1 month U.S. LIBOR + 0.320% 2.6349% 7/25/37 (a)(b)(e)	126,413	118,770
Class M1, 1 month U.S. LIBOR + 0.370% 2.6849% 7/25/37 (a)(b)(e)	43,028	39,290
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.6049% 7/25/37 (a)(b)(e)	46,013	44,026
Class M1, 1 month U.S. LIBOR + 0.310% 2.6249% 7/25/37 (a)(b)(e)	24,385	22,446
Class M2, 1 month U.S. LIBOR + 0.340% 2.6549% 7/25/37 (a)(b)(e)	26,081	23,615
Class M3, 1 month U.S. LIBOR + 0.370% 2.6849% 7/25/37 (a)(b)(e)	41,772	37,965
Class M4, 1 month U.S. LIBOR + 0.500% 2.8149% 7/25/37 (a)(b)(e)	65,945	59,124
Class M5, 1 month U.S. LIBOR + 0.600% 2.9149% 7/25/37 (a)(b)(e)	24,947	30,191
Benchmark Commercial Mortgage Trust Series 2018-B3 Class A3, 3.746% 4/10/51	1,700,000	1,696,242
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 4.9315% 9/15/37 (a)(b)(e)	2,587,000	2,575,540
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.1065% 11/15/35 (a)(b)(e)	3,877,000	3,867,259
CD Commercial Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/50	2,500,000	2,418,988
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC37 Class A3, 3.05% 4/10/49	4,000,000	3,817,260
Series 2015-GC27 Class A5, 3.137% 2/10/48	1,000,000	970,487
Series 2015-GC29 Class XA, 1.2454% 4/10/48 (a)(h)	37,511,378	1,849,408
Series 2015-GC33 Class XA, 1.0951% 9/10/58 (a)(h)	19,531,355	921,069
Series 2016-C2 Class A3, 2.575% 8/10/49	2,800,000	2,569,533
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,435,479
Series 2016-P6 Class XA, 0.9608% 12/10/49 (a)(h)	17,649,447	719,446
Series 2017-P8 Class A3, 3.203% 9/15/50	4,700,000	4,451,283
Series 2018-C6 Class A4, 4.412% 11/10/51	4,505,000	4,640,028
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	1,700,000	1,664,648
Series 2015-DC1 Class A5, 3.35% 2/10/48	3,800,000	3,706,199
Series 2014-CR17 Class XA, 1.2393% 5/10/47 (a)(h)	23,650,935	892,392
Series 2014-CR19 Class XA, 1.337% 8/10/47 (a)(h)	30,373,170	1,235,559
Series 2014-CR20 Class XA, 1.2769% 11/10/47 (a)(h)	20,897,628	946,397
Series 2014-CR21 Class A2, 3.095% 12/10/47	468,253	467,763
Series 2014-LC17 Class XA, 1.0676% 10/10/47 (a)(h)	55,575,790	1,590,379
Series 2014-UBS4 Class XA, 1.3351% 8/10/47 (a)(h)	24,309,002	1,070,393
Series 2014-UBS6:
Class A5, 3.644% 12/10/47	3,900,000	3,876,778
Class XA, 1.1096% 12/10/47 (a)(h)	11,962,535	479,443
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,500,000	2,433,839
Series 2015-CR24 Class A4, 3.432% 8/10/48	1,500,000	1,472,977
Series 2015-DC1 Class XA, 1.273% 2/10/48 (a)(h)	31,564,217	1,423,553
Series 2015-PC1 Class A4, 3.62% 7/10/50	1,900,000	1,879,322
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A4, 3.21% 11/15/49	2,800,000	2,674,107
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	3,700,000	3,828,076
Fannie Mae:
Series 2017-M1 Class A2, 2.496% 10/25/26 (a)	2,300,000	2,119,238
Series 2017-T1 Class A, 2.898% 6/25/27	9,578,355	9,039,017
Freddie Mac:
floater Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.5269% 7/25/20 (a)(e)	2,700,000	2,699,998
sequential payer:
Series 2018-K083 Class AM, 4.03% 10/25/28	1,150,000	1,176,749
Series K069 Class A2, 3.187% 9/25/27	3,300,000	3,196,344
Series K072 Class A2, 3.444% 12/25/27	800,000	788,643
Series K073 Class A2, 3.35% 1/25/28	7,500,000	7,355,252
Series K155:
Class A1, 3.75% 11/25/29	217,135	220,440
Class A2, 3.75% 11/25/32	3,300,000	3,310,778
Series K158 Class A2, 3.9% 12/25/30	2,600,000	2,621,865
Series 2018-K075 Class A2, 3.65% 2/25/28	7,790,000	7,793,456
Series K076:
Class A2, 3.9% 6/25/51	11,300,000	11,515,590
Class AM, 3.9% 6/25/51	2,125,000	2,167,296
Series K077:
Class A2, 3.85% 5/25/28	9,442,000	9,585,192
Class AM, 3.85% 5/25/28	660,000	668,954
Series K079 Class A2, 3.926% 6/25/28	11,784,000	12,024,660
Series K083 Class A2, 4.05% 9/25/28	2,875,000	2,960,661
Series K084 Class A2, 3.78% 10/25/28	4,300,000	4,333,272
Series K157 Class A2, 3.99% 5/25/33	4,120,000	4,225,168
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	4,400,000	4,468,110
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX, 3.2349% 12/15/34 (b)	2,300,000	2,296,690
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.7565% 9/15/21 (a)(b)(e)	7,775,000	7,769,934
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.3965% 10/15/31 (a)(b)(e)	4,013,000	4,010,475
sequential payer:
Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,000,000	990,945
Series 2015-GC32 Class A4, 3.764% 7/10/48	5,700,000	5,713,870
Series 2013-GC12 Class XA, 1.5739% 6/10/46 (a)(h)	5,660,878	285,888
Series 2014-GC18, 2.924% 1/10/47	32,809	32,780
Series 2015-GC30 Class A3, 3.119% 5/10/50	2,000,000	1,933,171
Series 2015-GC34 Class XA, 1.4957% 10/10/48 (a)(h)	6,152,840	407,074
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21:
Class A3, 3.4353% 8/15/47 (b)	1,889,475	1,878,717
Class A5, 3.7748% 8/15/47	9,000,000	9,052,651
Series 2014-C19 Class XA, 1.2758% 4/15/47 (a)(h)	6,247,637	107,221
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,900,000	1,878,372
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB19:
Class B, 6.0116% 2/12/49 (a)	24,000	9,487
Class C, 6.0116% 2/12/49 (a)	18,349	946
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	2,700,000	2,777,806
Class CFX, 4.9498% 7/5/33 (b)	919,000	943,604
Class DFX, 5.3503% 7/5/33 (b)	1,414,000	1,452,495
Class EFX, 5.5422% 7/5/33(b)	1,934,000	1,966,800
Class XAFX, 1.2948% 7/5/33(a)(b)(h)	10,000,000	475,460
Morgan Stanley BAML Trust:
sequential payer:
Series 2014-C16 Class A3, 3.592% 6/15/47	2,600,000	2,609,242
Series 2015-C21 Class A3, 3.077% 3/15/48	3,900,000	3,755,916
Series 2014-C14 Class A2, 2.916% 2/15/47	548,783	548,002
Series 2014-C17 Class A2, 3.119% 8/15/47	1,672,280	1,670,868
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	2,734,691
Class XA, 1.2716% 10/15/48 (a)(h)	11,057,947	614,957
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,114,285
Series 2016-C32 Class A3, 3.459% 12/15/49	5,100,000	4,960,325
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 3.1565% 8/15/33 (a)(b)(e)	7,150,000	7,136,637
Series 2015-UBS8 Class A3, 3.54% 12/15/48	3,000,000	2,953,410
Series 2016-UB12 Class A3, 3.337% 12/15/49	2,000,000	1,928,817
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	4,289,649	4,171,028
Class B, 4.181% 11/15/34 (b)	1,796,900	1,762,114
Class C, 5.205% 11/15/34 (b)	1,260,550	1,249,694
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.4065% 3/15/33 (a)(b)(e)	9,130,927	9,107,831
UBS Commercial Mortgage Trust:
Series 2017-C1 Class A3, 3.283% 11/15/50	5,500,000	5,216,066
Series 2017-C7 Class XA, 1.2242% 12/15/50 (a)(h)	17,767,650	1,243,799
Series 2018-C11 Class A3, 4.3124% 6/15/51	4,100,000	4,197,996
Series 2018-C13 Class A3, 4.0694% 10/15/51	6,000,000	6,029,242
Series 2018-C9 Class ASB, 4.09% 3/15/51	3,300,000	3,375,627
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.1044% 4/10/46 (a)(b)(e)	5,423,000	5,488,695
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	6,200,000	5,990,973
Series 2015-C31 Class XA, 1.2224% 11/15/48 (a)(h)	7,472,734	422,319
Series 2017-C42 Class XA, 1.0439% 12/15/50 (a)(h)	35,873,283	2,319,803
Series 2018-C46 Class XA, 1.1162% 8/15/51 (a)(h)	13,178,020	828,867
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.0225% 6/15/46 (a)(b)(e)	5,449,433	5,449,439
sequential payer Series 2013-C11 Class A4, 3.037% 3/15/45	365,000	358,608
Series 2014-C24 Class XA, 1.019% 11/15/47 (a)(h)	7,048,698	259,215
Series 2014-C25 Class A5, 3.631% 11/15/47	6,087,000	6,049,595
Series 2014-LC14 Class XA, 1.4381% 3/15/47 (a)(h)	11,772,756	505,369
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $306,363,196)		300,631,679

Municipal Securities - 0.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	3,470,000	4,575,299
California Gen. Oblig.:
Series 2009, 7.5% 4/1/34	$630,000	$850,456
6.2% 3/1/19	1,340,000	1,351,060
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	56,852
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	87,509
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	7,660,000	7,750,005
5.1% 6/1/33	22,090,000	20,942,204
Series 2010-1, 6.63% 2/1/35	3,845,000	4,041,018
Series 2010-3:
6.725% 4/1/35	2,510,000	2,655,153
7.35% 7/1/35	4,655,000	5,106,442
Series 2010-5, 6.2% 7/1/21	1,437,000	1,487,697
Series 2011, 5.877% 3/1/19	11,620,000	11,697,555
Series 2013, 3.6% 12/1/19	2,105,000	2,106,974
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	190,000	226,360
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2009 B, 5.888% 7/1/43	50,000	60,510
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	178,988
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	1,265,000	1,759,855
Series 2010 A, 7.102% 1/1/41	1,675,000	2,261,736
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	25,000	31,211
New York City Transitional Fin. Auth. Rev. Series 2010 C2, 5.767% 8/1/36	900,000	1,048,050
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	625,000	696,706
Series 2011 A, 4.8% 6/1/11	1,528,000	1,557,506
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62	600,000	594,480
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	765,000	849,341
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	60,000	70,757
TOTAL MUNICIPAL SECURITIES
(Cost $73,819,854)		72,043,724

Foreign Government and Government Agency Obligations - 0.0%
Chilean Republic 3.875% 8/5/20	$800,000	$808,656
Colombian Republic 5% 6/15/45	965,000	901,310
Indonesian Republic 3.5% 1/11/28	1,605,000	1,454,236
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	180,000	200,539
4% 6/30/22	1,700,000	1,732,004
Panamanian Republic 4.5% 4/16/50	400,000	373,000
Province of Quebec yankee 7.125% 2/9/24	1,830,000	2,148,841
United Mexican States 4.75% 3/8/44	4,500,000	3,960,000
Uruguay Republic 4.975% 4/20/55	455,000	417,736
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,199,162)		11,996,322

Bank Notes - 0.1%
Capital One NA 2.95% 7/23/21	5,551,000	5,424,870
Citizens Bank NA 2.3% 12/3/18	3,955,000	3,955,000
Discover Bank:
(Delaware) 3.2% 8/9/21	$6,369,000	$6,252,095
3.1% 6/4/20	6,744,000	6,678,576
3.45% 7/27/26	435,000	397,592
4.682% 8/9/28 (a)	3,503,000	3,444,500
8.7% 11/18/19	357,000	373,433
KeyBank NA 2.25% 3/16/20	505,000	498,699
SunTrust Bank 4.05% 11/3/25	595,000	598,991
Synchrony Bank 3.65% 5/24/21	5,843,000	5,718,113
TOTAL BANK NOTES
(Cost $33,854,985)		33,341,869
	Shares	Value

Fixed-Income Funds - 76.0%
Bank Loan Funds - 0.7%
Eaton Vance Floating-Rate Fund - Advisers Class	27,865,715	$249,119,493
High Yield Fixed-Income Funds - 0.1%
Stone Harbor Emerging Markets Debt Fund	2,455,764	22,617,583
Inflation-Protected Bond Funds - 1.5%
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class (k)	57,994,441	558,486,469
Intermediate Government Funds - 4.0%
Fidelity SAI U.S. Treasury Bond Index Fund (k)	159,236,098	1,511,150,573
Intermediate-Term Bond Funds - 69.7%
Baird Short-Term Bond Fund - Institutional Class	48,814,682	522,805,243
DoubleLine Total Return Bond Fund Class N	97,303,352	1,003,197,563
Fidelity SAI Total Bond Fund (k)	640,035,125	6,374,749,840
Fidelity Sustainability Bond Index Fund (k)	2,267,571	22,403,599
Fidelity U.S. Bond Index Fund Institutional Premium Class (k)	150,348	1,668,859
iShares Core U.S. Aggregate Bond ETF	1,748,346	183,366,528
Metropolitan West Total Return Bond Fund Class M	173,633,844	1,778,010,557
PIMCO Income Fund Institutional Class	108,192,653	1,273,427,523
PIMCO Mortgage Opportunities Fund Institutional Class	69,320,139	758,362,315
PIMCO Total Return Fund Institutional Class	674,646,574	6,665,508,126
Prudential Total Return Bond Fund Class A	133,409,323	1,850,387,311
Voya Intermediate Bond Fund Class I	93,116,242	899,502,897
Westcore Plus Bond Fund Retail Class	23,427,529	239,897,900
Western Asset Core Bond Fund Class I	137,722,971	1,660,939,031
Western Asset Core Plus Bond Fund Class I	268,543,022	2,953,973,242

TOTAL INTERMEDIATE-TERM BOND FUNDS		26,188,200,534

TOTAL FIXED-INCOME FUNDS
(Cost $29,532,052,454)		28,529,574,652
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22
(Cost $29,654,851)	24,912,000	26,178,933
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 2.27% (l)	362,557,472	362,629,983
State Street Institutional U.S. Government Money Market Fund Premier Class 2.15% (m)	58,908,025	58,908,025
TOTAL MONEY MARKET FUNDS
(Cost $421,533,831)		421,538,008
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $39,531,515,238)		38,341,323,102
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(776,158,941)
NET ASSETS - 100%		$37,565,164,161

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 12/1/33	$(25,000)	$(24,676)
3% 12/1/48	(58,500,000)	(55,785,237)
3% 12/1/48	(38,000,000)	(36,236,564)
3.5% 12/1/48	(2,500,000)	(2,452,149)
4% 12/1/48	(1,000,000)	(1,005,938)
4% 12/1/48	(5,000,000)	(5,029,688)
4% 12/1/48	(5,000,000)	(5,029,688)
4% 12/1/48	(5,900,000)	(5,935,031)
4% 12/1/48	(5,900,000)	(5,935,031)
4% 12/1/48	(1,000,000)	(1,005,938)
4% 12/1/48	(57,200,000)	(57,539,625)
4.5% 12/1/48	(61,700,000)	(63,444,950)
4.5% 12/1/48	(19,600,000)	(20,154,312)
4.5% 12/1/48	(20,300,000)	(20,874,108)
4.5% 12/1/48	(14,050,000)	(14,447,351)

TOTAL FANNIE MAE		(294,900,286)

Freddie Mac
4% 12/1/48	(1,000,000)	(1,005,977)
4% 12/1/48	(2,500,000)	(2,514,942)

TOTAL FREDDIE MAC		(3,520,919)

Ginnie Mae
4.5% 12/1/48	(12,150,000)	(12,530,636)
4.5% 12/1/48	(4,850,000)	(5,001,941)
4.5% 12/1/48	(7,550,000)	(7,786,527)
4.5% 12/1/48	(2,950,000)	(3,042,418)

TOTAL GINNIE MAE		(28,361,522)

TOTAL TBA SALE COMMITMENTS
(Proceeds $325,447,214)		$(326,782,727)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	36	March 2019	$4,300,313	$(18,599)	$(18,599)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	232	March 2019	48,948,375	(50,907)	(50,907)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	215	March 2019	24,286,602	(42,424)	(42,424)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	17	March 2019	2,378,406	(16,557)	(16,557)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	286	March 2019	36,179,000	(188,581)	(188,581)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	15	March 2019	2,286,094	(5,742)	(5,742)
TOTAL FUTURES CONTRACTS					$(322,810)

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Deutsche Bank AG	Dec. 2018	Credit Suisse International	(1%)	Quarterly	$2,000,000	$(4,498)	$(1,073)	$(5,571)
Deutsche Bank AG	Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	1,655,634	(3,871)	(5,698)	(9,569)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	Quarterly	2,000,000	(4,892)	(1,782)	(6,674)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	Quarterly	2,000,000	(4,892)	(1,531)	(6,423)

TOTAL CREDIT DEFAULT SWAPS						$(18,153)	$(10,084)	$(28,237)

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $428,241,190 or 1.1% of net assets.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $960,981.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Affiliated Fund

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,464,254
Total	$4,464,254

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class	$780,069,180	$93,089,691	$313,712,925	$1,872,239	$(8,145,864)	$7,186,387	$558,486,469
Fidelity Intermediate Treasury Bond Index Fund Institutional Premium Class	--	331,829,535	329,189,647	3,456,591	(2,639,888)	--	--
Fidelity SAI Total Bond Fund	--	6,407,840,526	7,527,000	18,044,027	(37,161)	(25,526,525)	6,374,749,840
Fidelity SAI U.S. Treasury Bond Index Fund	862,301,413	1,026,992,261	364,698,004	20,639,812	(9,540,517)	(3,904,580)	1,511,150,573
Fidelity Sustainability Bond Index Fund	--	22,696,504	--	157,532	--	(292,905)	22,403,599
Fidelity Total Bond Fund	6,216,815,665	455,319,858	6,567,282,351	115,204,545	(293,432,730)	188,579,558	--
Fidelity U.S. Bond Index Fund Institutional Premium Class	138,747,950	365,585	137,628,897	365,586	1,549,783	(1,365,562)	1,668,859
Total	$7,997,934,208	$8,338,133,960	$7,720,038,824	$159,740,332	$(312,246,377)	$164,676,373	$8,468,459,340

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,371,871,048	$--	$2,371,871,048	$--
U.S. Government and Government Agency Obligations	3,003,960,921	--	3,003,960,921	--
U.S. Government Agency - Mortgage Securities	3,199,294,814	--	3,199,294,814	--
Asset-Backed Securities	234,630,962	--	234,630,962	--
Collateralized Mortgage Obligations	136,260,170	--	136,260,170	--
Commercial Mortgage Securities	300,631,679	--	300,631,679	--
Municipal Securities	72,043,724	--	72,043,724	--
Foreign Government and Government Agency Obligations	11,996,322	--	11,996,322	--
Bank Notes	33,341,869	--	33,341,869	--
Fixed-Income Funds	28,529,574,652	28,529,574,652	--	--
Preferred Securities	26,178,933	--	26,178,933	--
Money Market Funds	421,538,008	421,538,008	--	--
Total Investments in Securities:	$38,341,323,102	$28,951,112,660	$9,390,210,442	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(322,810)	$(322,810)	$--	$--
Swaps	(18,153)	--	(18,153)	--
Total Liabilities	$(340,963)	$(322,810)	$(18,153)	$--
Total Derivative Instruments:	$(340,963)	$(322,810)	$(18,153)	$--
Other Financial Instruments:
TBA Sale Commitments	$(326,782,727)	$--	$(326,782,727)	$--
Total Other Financial Instruments:	$(326,782,727)	$--	$(326,782,727)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Core Income Multi-Manager Fund

November 30, 2018

ACF-QTLY-0119
1.941274.106

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 0.1%
	Principal Amount	Value
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.:	$	$
2.65% 2/1/21 (a)	10,000	9,799
3.3% 2/1/23	20,000	19,365
(Cost $29,939)		29,164

U.S. Government and Government Agency Obligations - 14.4%
U.S. Treasury Inflation-Protected Obligations - 1.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$150,081	$132,991
1% 2/15/46	107,201	100,146
U.S. Treasury Inflation-Indexed Notes 0.375% 7/15/25	468,380	451,037

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		684,174

U.S. Treasury Obligations - 12.9%
U.S. Treasury Bonds 3% 2/15/47	100,000	94,418
U.S. Treasury Notes:
2.125% 7/31/24	209,000	200,738
2.25% 12/31/24	130,000	125,318
2.375% 5/15/27	122,000	116,581
2.625% 3/31/25	147,000	144,611
2.75% 6/30/25	4,671,000	4,625,385
3% 9/30/25	547,000	549,842

TOTAL U.S. TREASURY OBLIGATIONS		5,856,893

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,569,242)		6,541,067

U.S. Government Agency - Mortgage Securities - 0.1%
Fannie Mae - 0.1%
3% 12/1/48 (b)
(Cost $47,125)	50,000	47,680
	Shares	Value

Fixed-Income Funds - 84.0%
Intermediate-Term Bond Funds - 84.0%
Metropolitan West Total Return Bond Fund Class I	850,197	$8,706,020
PIMCO Total Return Fund Institutional Class	1,119,254	11,058,232
Western Asset Core Bond Fund Class I	1,512,092	18,235,829
TOTAL FIXED-INCOME FUNDS
(Cost $39,571,313)		38,000,081

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 2.27% (c)	593,312	593,430
State Street Institutional U.S. Government Money Market Fund Premier Class 2.15% (d)	84	84
TOTAL MONEY MARKET FUNDS
(Cost $593,514)		593,514
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $46,811,133)		45,211,506
NET OTHER ASSETS (LIABILITIES) - 0.1%		44,728
NET ASSETS - 100%		$45,256,234

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 12/1/48
(Proceeds $47,578)	$(50,000)	$(47,680)

Legend

 (a) A portion of the security sold on a delayed delivery basis.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,320
Total	$5,320

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$29,164	$--	$29,164	$--
U.S. Government and Government Agency Obligations	6,541,067	--	6,541,067	--
U.S. Government Agency - Mortgage Securities	47,680	--	47,680	--
Fixed-Income Funds	38,000,081	38,000,081	--	--
Money Market Funds	593,514	593,514	--	--
Total Investments in Securities:	$45,211,506	$38,593,595	$6,617,911	$--
Other Financial Instruments:
TBA Sale Commitments	$(47,680)	$--	$(47,680)	$--
Total Other Financial Instruments:	$(47,680)	$--	$(47,680)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

November 30, 2018

SAE-QTLY-0119
1.918362.108

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 53.9%
	Shares	Value
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 1.0%
Bharti Infratel Ltd.	436,978	$1,610,827
China Communications Services Corp. Ltd. (H Shares)	1,926,000	1,607,462
China Telecom Corp. Ltd. (H Shares)	16,868,000	9,076,467
China Unicom Ltd.	3,256,000	3,802,449
Hellenic Telecommunications Organization SA	278,485	3,291,449
KT Corp.	54,291	1,477,652
LG Telecom Ltd.	617,763	9,760,247
Magyar Telekom PLC	28,408	44,715
PT Telekomunikasi Indonesia Tbk Series B	45,310,100	11,725,147
Qatar Telecom (Qtel) Q.S.C. (a)	6,211	134,736
Telecom Egypt SAE	297,066	200,698
Telkom SA Ltd.	405,832	1,660,664
True Corp. PCL unit	1,343,500	238,890
		44,631,403
Entertainment - 0.4%
CD Projekt RED SA (a)	163,928	6,148,922
Changyou.com Ltd. (A Shares) ADR	942	18,510
Gamania Digital Entertainment Co. Ltd.	203,000	500,203
IGG, Inc.	113,000	136,339
NCSOFT Corp.	6,017	2,749,892
NetEase, Inc. ADR	44,758	10,163,199
NHN Entertainment Corp. (a)	2,843	146,426
		19,863,491
Interactive Media & Services - 4.2%
58.com, Inc. ADR (a)	108,231	6,449,485
Autohome, Inc. ADR Class A (b)	68,832	5,667,627
Baidu.com, Inc. sponsored ADR (a)	97,984	18,448,428
Mail.Ru Group Ltd. GDR (Reg. S) (a)	411,083	10,268,853
Momo, Inc. ADR (a)	173,914	5,452,204
NAVER Corp.	51,231	5,784,809
Tencent Holdings Ltd.	2,983,989	119,295,836
Yandex NV Series A (a)	360,726	10,641,417
YY, Inc. ADR (a)	94,845	6,456,099
		188,464,758
Media - 0.7%
Hyundai HCN	146,658	576,002
Naspers Ltd. Class N	149,036	29,713,103
YeaRimDang Publishing Co. Ltd. (a)	7,300	38,836
		30,327,941
Wireless Telecommunication Services - 1.0%
America Movil S.A.B. de CV Series L sponsored ADR	376,411	5,062,728
China Mobile Ltd.	1,798,500	17,927,907
China Mobile Ltd. sponsored ADR	51,644	2,568,773
China United Network Communications Ltd. Class A	7,197,954	5,460,125
Mobile TeleSystems OJSC sponsored ADR	256,548	1,901,021
MTN Group Ltd.	307,826	1,940,856
Sistema JSFC sponsored GDR	1,553	3,976
SK Telecom Co. Ltd.	27,614	7,151,524
SK Telecom Co. Ltd. sponsored ADR	31,376	890,137
TIM Participacoes SA	725,700	2,225,705
Turkcell Iletisim Hizmet A/S	784,952	1,910,441
VEON Ltd. sponsored ADR	44,744	121,704
		47,164,897

TOTAL COMMUNICATION SERVICES		330,452,490

CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.3%
Fuyao Glass Industries Group Co. Ltd.	3,164,333	9,919,653
MAHLE Metal Leve SA	11,100	70,039
Motherson Sumi Systems Ltd. (a)	841,702	1,881,594
Tianneng Power International Ltd.	1,508,000	1,374,238
Xinyi Glass Holdings Ltd.	132,000	141,887
Yoo Sung Enterprise	12,785	31,954
		13,419,365
Automobiles - 1.1%
Bajaj Auto Ltd.	219,453	8,651,143
Chongqing Changan Automobile Co. Ltd. (B Shares)	1,723,966	806,456
Dongfeng Motor Group Co. Ltd. (H Shares)	1,216,000	1,173,415
Ford Otomotiv Sanayi A/S	18,395	190,688
Geely Automobile Holdings Ltd.	4,127,000	8,133,735
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,406,000	2,503,175
Hero Motocorp Ltd.	222,186	9,746,198
Hyundai Motor Co.	38,437	3,671,123
Kia Motors Corp.	208,939	5,688,333
Maruti Suzuki India Ltd.	22,078	2,428,612
PT Astra International Tbk	10,009,600	5,983,715
Tofas Turk Otomobil Fabrikasi A/S	812,723	3,023,941
		52,000,534
Diversified Consumer Services - 0.4%
Estacio Participacoes SA	402,200	2,574,205
Lung Yen Life Service Co. Ltd.	21,000	40,102
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	188,053	10,749,109
TAL Education Group ADR (a)	28,446	798,479
Visang Education, Inc.	8,025	49,856
ZTO Express (Cayman), Inc. sponsored ADR	209,000	3,586,440
		17,798,191
Hotels, Restaurants & Leisure - 0.3%
Bloomberry Resorts Corp.	1,473,700	234,499
China International Travel Service Corp. Ltd. (A Shares)	38,038	301,714
Genting Bhd	334,300	501,710
Sands China Ltd.	2,480,722	10,732,674
		11,770,597
Household Durables - 0.8%
Cyrela Brazil Realty SA	496,309	1,827,629
Haier Electronics Group Co. Ltd.	3,645,349	8,489,041
LG Electronics, Inc.	146,332	9,469,847
Midea Group Co. Ltd. Class A	2,210,438	12,286,739
Zhejiang Supor Cookware Co. Ltd.	710,129	5,478,619
		37,551,875
Internet & Direct Marketing Retail - 2.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	516,359	83,061,509
B2W Companhia Global do Varejo (a)	215,000	2,127,761
Ctrip.com International Ltd. ADR (a)	104,800	3,023,480
JD.com, Inc. sponsored ADR (a)	111,570	2,368,631
Meituan Dianping Class B	155,100	1,039,749
MercadoLibre, Inc.	13,200	4,646,004
		96,267,134
Leisure Products - 0.0%
Advanced International Multitech Co. Ltd.	28,000	32,454
Media - 0.0%
Samebest Co. Ltd.	11,000	54,209
Smiles Fidelidade SA	107,700	1,231,016
		1,285,225
Multiline Retail - 0.6%
Chongqing Department Store Co. Ltd.	124,500	538,209
Future Retail Ltd.	334,053	2,522,304
Lojas Renner SA	1,493,471	15,100,780
Magazine Luiza SA	117,300	4,993,819
S.A.C.I. Falabella	364,483	2,724,275
Wangfujing Group Co. Ltd.	321,954	679,940
		26,559,327
Specialty Retail - 0.3%
E-Life Mall Corp. Ltd.	18,000	36,708
Foschini Ltd.	111,325	1,404,059
Lewis Group Ltd.	11,913	24,834
Mr Price Group Ltd.	67,629	1,176,099
Padini Holdings Bhd	167,850	192,539
Petrobras Distribuidora SA	749,300	4,737,622
SSI Group, Inc.	417,000	18,458
Zhongsheng Group Holdings Ltd. Class H	2,062,500	4,191,430
		11,781,749
Textiles, Apparel & Luxury Goods - 0.3%
Arezzo Industria e Comercio SA	59,600	769,698
CECEP COSTIN New Materials Group Ltd. (a)(c)	741,000	28,413
F&F Co. Ltd.	1,001	41,459
Feng Tay Enterprise Co. Ltd.	119,000	756,205
Fila Korea Ltd.	3,601	163,287
Grendene SA	105,800	212,311
Guararapes Confeccoes SA	3,000	128,681
Jinli Group Holdings Ltd.	46,000	27,740
LG Fashion Corp.	7,144	154,001
Li Ning Co. Ltd. (a)	481,000	515,181
Li Peng Enterprise Co. Ltd. (a)	101,000	26,884
LPP SA	389	802,422
Makalot Industrial Co. Ltd.	70,000	408,514
PagSeguro Digital Ltd. (a)	28,396	681,504
Pinduoduo, Inc. ADR	141,700	3,253,432
Pou Chen Corp.	286,000	310,633
Shenzhou International Group Holdings Ltd.	514,000	6,241,053
Weiqiao Textile Co. Ltd. (H Shares)	426,500	136,279
		14,657,697

TOTAL CONSUMER DISCRETIONARY		283,124,148

CONSUMER STAPLES - 4.2%
Beverages - 0.6%
Ambev SA	771,500	3,375,687
Anheuser-Busch InBev SA NV	21,885	1,681,426
China Resources Beer Holdings Co. Ltd.	1,160,000	3,928,937
Compania Cervecerias Unidas SA sponsored ADR	18,198	472,784
Fomento Economico Mexicano S.A.B. de CV:
unit	240,800	2,087,771
sponsored ADR	124,992	10,843,056
Kweichow Moutai Co. Ltd. (A Shares)	45,119	3,662,414
Pepsi-Cola Products Philippines, Inc.	644,471	16,600
		26,068,675
Food & Staples Retailing - 1.4%
Bidcorp Ltd.	123,826	2,288,754
Bim Birlesik Magazalar A/S JSC	362,009	5,866,851
C.P. ALL PCL (For. Reg.)	5,509,700	11,429,697
Clicks Group Ltd.	96,249	1,304,201
Dino Polska SA (a)(d)	79,221	2,034,335
Drogasil SA	613,480	9,856,610
Grupo Comercial Chedraui S.A.B. de CV	33,949	62,581
President Chain Store Corp.	394,000	4,062,185
Shoprite Holdings Ltd.	507,894	7,225,499
Wal-Mart de Mexico SA de CV Series V	5,184,263	12,822,001
X5 Retail Group NV GDR (Reg. S)	315,541	8,046,296
		64,999,010
Food Products - 1.4%
Astral Foods Ltd.	15,448	195,625
AVI Ltd.	461,372	3,318,117
Charoen Pokphand Foods PCL (For. Reg.)	1,808,500	1,374,240
China Mengniu Dairy Co. Ltd.	8,086,496	25,011,912
COFCO Tunhe Sugar Co. Ltd. Class A	629,800	641,517
GlaxoSmithKline Consumer Healthcare Ltd.	788	82,230
Gruma S.A.B. de CV Series B	1,258,623	13,783,557
Industrias Bachoco SA de CV Series B	36,288	126,405
JBS SA	1,700,300	5,175,208
Orion Corp./Republic of Korea	19,427	1,933,509
PT Charoen Pokphand Indonesia Tbk	252,300	104,960
PT Japfa Comfeed Indonesia Tbk	294,500	41,593
SLC Agricola SA	2,900	34,820
Tiger Brands Ltd.	338,692	6,549,613
Unified-President Enterprises Corp.	1,613,000	3,775,791
Universal Robina Corp.	1,199,000	2,928,156
Venky's India Ltd. (a)	3,869	130,460
		65,207,713
Personal Products - 0.5%
AMOREPACIFIC Corp.	9,255	1,425,054
AMOREPACIFIC Group, Inc.	11,372	658,790
Godrej Consumer Products Ltd.	152,487	1,642,766
Hengan International Group Co. Ltd.	559,000	4,569,025
Kolmar Korea Co. Ltd.	47,863	2,926,551
LG Household & Health Care Ltd.	11,892	12,313,416
TCI Co. Ltd.	112,688	1,826,771
		25,362,373
Tobacco - 0.3%
ITC Ltd.	2,481,597	10,182,921
PT Gudang Garam Tbk	223,300	1,280,238
PT Hanjaya Mandala Sampoerna Tbk	1,126,500	289,846
		11,753,005

TOTAL CONSUMER STAPLES		193,390,776

ENERGY - 4.5%
Energy Equipment & Services - 0.2%
China Oilfield Services Ltd. (H Shares)	7,040,000	6,568,507
Ezion Holdings Ltd. warrants 4/6/23 (a)	5,020,014	17,467
Tenaris SA sponsored ADR	59,800	1,454,934
		8,040,908
Oil, Gas & Consumable Fuels - 4.3%
Bangchak Petroleum PCL:
(For. Reg.)	520,100	533,537
NVDR	570,600	585,342
China Petroleum & Chemical Corp. (H Shares)	22,872,000	19,578,479
China Shenhua Energy Co. Ltd. (H Shares)	15,000	33,321
CNOOC Ltd.	9,553,000	16,138,382
Dana Gas PJSC (a)	1,091,588	273,406
Ecopetrol SA ADR (b)	270,066	5,187,968
Esso Thailand PCL unit	140,900	52,677
Exxaro Resources Ltd.	168,855	1,574,051
Formosa Petrochemical Corp.	231,000	835,071
Gazprom OAO sponsored ADR (Reg. S)	1,086,160	5,170,122
Grupa Lotos SA	11,091	239,959
Hindustan Petroleum Corp. Ltd.	592,057	1,975,082
Indian Oil Corp. Ltd.	120,720	233,294
IRPC PCL NVDR	12,419,500	2,302,704
Lukoil PJSC	17,762	1,297,952
Lukoil PJSC sponsored ADR	322,511	23,704,559
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	293,435	3,247,463
NOVATEK OAO GDR (Reg. S)	79,336	13,495,054
Oil & Natural Gas Corp. Ltd.	1,166,640	2,350,030
PetroChina Co. Ltd. (H Shares)	5,976,000	4,173,993
Petronet LNG Ltd.	699,493	2,151,205
Polish Oil & Gas Co. SA	698,567	1,188,541
Polski Koncern Naftowy Orlen SA	356,722	10,360,088
PT Adaro Energy Tbk	25,186,000	2,262,822
PT Harum Energy Tbk	1,111,200	106,051
PT Indo Tambangraya Megah Tbk	302,000	448,698
PT Tambang Batubara Bukit Asam Tbk	2,159,400	606,942
PT United Tractors Tbk	2,498,300	4,803,583
PTT Exploration and Production PCL:
(For. Reg.)	406,600	1,631,343
NVDR	1,256,000	5,039,271
PTT PCL:
(For. Reg.)	3,983,000	5,962,394
NVDR	5,193,000	7,773,716
QGEP Participacoes SA	57,600	155,358
Reliance Industries Ltd.	946,543	15,866,996
Reliance Industries Ltd. sponsored GDR (d)	46,900	1,552,390
S-Oil Corp.	27,902	2,752,094
Shell Refining Co. (F.O.M.) Bhd	1,900	2,179
SK Energy Co. Ltd.	100,305	17,593,441
Star Petroleum Refining PCL unit	2,932,400	1,069,568
Susco Public Co. Ltd. unit	267,500	22,766
Tatneft PAO sponsored ADR	34,126	2,149,255
Thai Oil PCL:
(For. Reg.)	784,800	1,812,912
NVDR	649,000	1,499,210
Tupras Turkiye Petrol Rafinerileri A/S	141,507	3,389,763
Ultrapar Participacoes SA	335,400	4,098,177
		197,281,209

TOTAL ENERGY		205,322,117

FINANCIALS - 14.4%
Banks - 10.0%
Agricultural Bank of China Ltd. (H Shares)	18,176,000	8,223,804
Akbank T.A.S.	361,132	530,547
Albaraka Turk Katilim Bankasi A/S	731,138	176,685
Alpha Bank AE (a)	4,685,631	6,630,754
Axis Bank Ltd. (a)	1,138,212	10,225,932
Banco do Brasil SA	784,200	9,050,645
Banco Santander Chile sponsored ADR	217,118	6,721,973
Banco Santander Mexico SA sponsored ADR	47,904	292,214
Bangkok Bank PCL NVDR	544,300	3,441,167
Bank of Chengdu Co. Ltd. Class A	261,200	313,718
Bank of China Ltd. (H Shares)	49,739,000	21,741,741
Bank Polska Kasa Opieki SA	70,655	2,046,404
Barclays Africa Group Ltd.	464,257	5,158,876
BBVA Banco Frances SA sponsored ADR	45,748	541,199
BDO Unibank, Inc.	402,380	999,568
BRE Bank SA	16,883	1,818,786
Bumiputra-Commerce Holdings Bhd	1,429,900	1,968,270
Capitec Bank Holdings Ltd.	74,918	5,946,409
Chang Hwa Commercial Bank	360,000	204,257
China Construction Bank Corp. (H Shares)	62,127,000	53,044,339
China Development Finance Holding Corp.	1,581,000	512,588
China Merchants Bank Co. Ltd. (H Shares)	489,500	2,023,942
Chinatrust Financial Holding Co. Ltd.	10,902,058	7,228,333
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	34,000	19,859
Commercial International Bank SAE	26,168	108,851
Commercial International Bank SAE sponsored GDR	819,815	3,471,917
Credicorp Ltd. (United States)	84,697	18,573,205
Dubai Islamic Bank Pakistan Ltd. (a)	23,871	34,054
E.SUN Financial Holdings Co. Ltd.	5,757,031	3,882,382
Emirates NBD Bank PJSC (a)	32,838	82,069
Grupo Aval Acciones y Valores SA ADR	194,053	1,230,296
Grupo Financiero Banorte S.A.B. de CV Series O	2,603,100	11,913,223
Grupo Financiero Inbursa S.A.B. de CV Series O	320,573	431,867
Hana Financial Group, Inc.	396,865	13,319,757
HDFC Bank Ltd.	359,541	10,999,575
HDFC Bank Ltd. sponsored ADR	88,806	9,006,705
Hong Leong Credit Bhd	45,600	210,101
ICICI Bank Ltd. sponsored ADR	1,622,667	16,502,523
Industrial & Commercial Bank of China Ltd. (H Shares)	38,964,000	27,828,877
Industrial Bank of Korea	26,471	349,702
JB Financial Group Co. Ltd.	5,224	26,579
JSC Halyk Bank of Kazakhstan GDR unit	164,253	1,872,484
Kasikornbank PCL:
NVDR	571,200	3,359,489
(For. Reg.)	869,200	5,112,164
KB Financial Group, Inc.	309,793	13,065,007
Kiatnakin Bank PCL (For. Reg.)	679,500	1,492,215
Komercni Banka A/S	3,054	120,013
Krung Thai Bank PCL:
(For. Reg.)	985,300	604,956
NVDR	6,107,300	3,749,771
Malayan Banking Bhd	2,825,825	6,341,139
National Bank of Abu Dhabi PJSC	5,001,330	18,517,645
National Bank of Greece SA (a)	228,613	265,024
National Bank of Kuwait	870,752	2,375,038
Nedbank Group Ltd.	83,732	1,605,975
OTP Bank PLC	568,755	22,758,679
Powszechna Kasa Oszczednosci Bank SA	326,031	3,518,314
PT Bank Bukopin Tbk (a)	4,000	79
PT Bank Central Asia Tbk	4,019,300	7,320,592
PT Bank Negara Indonesia (Persero) Tbk	8,141,200	4,838,329
PT Bank Rakyat Indonesia Tbk	23,555,700	5,962,009
PT Bank Tabungan Negara Tbk	4,329,600	808,253
Public Bank Bhd	936,300	5,575,958
Qatar Islamic Bank (a)	8,478	353,672
Qatar National Bank SAQ	64,318	3,523,911
Sberbank of Russia	2,407,530	6,964,570
Sberbank of Russia sponsored ADR	2,586,516	30,663,147
Shinhan Financial Group Co. Ltd.	75,585	2,790,391
Standard Bank Group Ltd.	597,291	7,550,422
TCS Group Holding PLC unit	70,532	1,223,025
Thanachart Capital PCL:
(For. Reg.)	1,720,600	2,784,862
NVDR	727,900	1,178,136
The Shanghai Commercial & Savings Bank Ltd.	52,564	68,083
TISCO Financial Group PCL	742,200	1,804,742
Turkiye Garanti Bankasi A/S	4,288,920	6,802,717
Turkiye Halk Bankasi A/S	1,272,150	1,759,149
Turkiye Is Bankasi A/S Series C	2,259,512	1,846,092
Turkiye Vakiflar Bankasi TAO	3,727,821	2,867,005
Union National Bank (a)	84,437	105,743
Woori Bank	294,220	4,110,098
Yes Bank Ltd.	1,160,836	2,830,007
		455,322,598
Capital Markets - 0.1%
BM&F BOVESPA SA	386,471	2,818,330
Yuanta Financial Holding Co. Ltd.	7,017,000	3,571,803
		6,390,133
Consumer Finance - 0.2%
Shriram Transport Finance Co. Ltd.	484,386	8,036,009
Diversified Financial Services - 0.7%
Alexander Forbes Group Holdings Ltd.	157,668	60,297
FirstRand Ltd.	4,538,715	21,876,876
Fubon Financial Holding Co. Ltd.	4,391,000	6,947,357
GT Capital Holdings, Inc.	58,823	996,610
Inversiones La Construccion SA	116,057	1,850,677
Old Mutual Ltd.	1,265,717	2,112,459
		33,844,276
Insurance - 2.8%
AIA Group Ltd.	2,649,400	21,621,190
BB Seguridade Participacoes SA	1,230,322	9,010,271
Cathay Financial Holding Co. Ltd.	2,406,000	3,787,226
China Life Insurance Co. Ltd. (H Shares)	2,191,000	4,701,437
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,353,000	8,330,534
Hyundai Fire & Marine Insurance Co. Ltd.	165,855	5,929,209
IRB Brasil Resseguros SA	98,307	1,902,839
Liberty Holdings Ltd.	530,243	4,093,876
MMI Holdings Ltd. (a)	1,926,180	2,405,857
PICC Property & Casualty Co. Ltd. (H Shares)	4,374,000	4,489,164
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,612,000	25,272,035
Porto Seguro SA	323,248	4,335,051
Powszechny Zaklad Ubezpieczen SA	1,049,589	11,869,132
Sanlam Ltd.	3,100,603	17,189,092
Shin Kong Financial Holding Co. Ltd.	1,810,498	613,410
Sul America SA unit	17,702	123,140
		125,673,463
Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp. Ltd.	655,435	18,717,304
LIC Housing Finance Ltd.	1,195,796	8,006,597
		26,723,901

TOTAL FINANCIALS		655,990,380

HEALTH CARE - 0.6%
Biotechnology - 0.0%
Medy-Tox, Inc.	1,167	586,885
Health Care Equipment & Supplies - 0.0%
Hartalega Holdings Bhd	108,700	166,252
Supermax Corp. Bhd	137,200	112,134
		278,386
Health Care Providers & Services - 0.1%
Odontoprev SA	134,700	484,182
Selcuk Ecza Deposu Tic A/S	122,624	68,438
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	813,000	2,005,483
Sinopharm Group Co. Ltd. (H Shares)	485,200	2,390,652
		4,948,755
Life Sciences Tools & Services - 0.0%
Hangzhou Tigermed Consulting Co. Ltd. Class A	266,550	1,861,504
Pharmaceuticals - 0.5%
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	7,000	24,669
CSPC Pharmaceutical Group Ltd.	936,000	1,894,969
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	165,647	1,557,589
PT Kalbe Farma Tbk	35,808,056	3,818,024
Renhe Pharmacy Co. Ltd. Class A	612,147	580,443
Richter Gedeon PLC	103,962	2,045,469
Sun Pharmaceutical Industries Ltd.	950,904	6,725,274
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,922,628	4,101,864
		20,748,301

TOTAL HEALTH CARE		28,423,831

INDUSTRIALS - 2.1%
Airlines - 0.3%
Air Arabia PJSC (a)	1,523,800	423,145
AirAsia Group BHD	2,434,100	1,791,619
Azul SA sponsored ADR (a)	141,000	3,805,590
China Airlines Ltd.	717,000	255,710
China Southern Airlines Ltd. (H Shares)	144,000	98,098
Copa Holdings SA Class A	20,330	1,728,660
EVA Airways Corp.	715,000	373,223
Pegasus Hava Tasimaciligi A/S (a)	45,356	220,082
Thai Airways International PCL NVDR (a)	83,500	36,547
Turk Hava Yollari AO (a)	1,949,931	6,357,658
		15,090,332
Building Products - 0.0%
Trakya Cam Sanayii A/S	390,782	233,840
Commercial Services & Supplies - 0.0%
China Everbright International Ltd.	76,000	66,442
Frontken Corp. BHD	248,800	48,161
		114,603
Construction & Engineering - 0.4%
China Communications Construction Co. Ltd. (H Shares)	2,614,000	2,539,162
China National Chemical Engineering Co. Ltd. Class A	1,053,292	856,495
China Railway Construction Corp. Ltd. (H Shares)	1,377,000	1,763,489
China Railway Group Ltd. (H Shares)	1,586,000	1,457,482
Daelim Industrial Co.	20,944	1,772,285
Gamuda Bhd	1,714,300	966,841
GS Engineering & Construction Corp.	15,103	587,781
Larsen & Toubro Ltd. unit	73,862	1,484,626
Tekfen Holding A/S	1,024,086	3,936,073
Wilson Bayly Holmes-Ovcon Ltd.	4,310	45,231
		15,409,465
Electrical Equipment - 0.2%
BizLink Holding, Inc.	879,463	5,588,690
DONGYANG E&P, Inc.	21,665	181,589
LS Cable Ltd.	9,264	438,268
Walsin Lihwa Corp.	343,000	205,176
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	246,600	1,323,773
		7,737,496
Industrial Conglomerates - 0.5%
Alfa SA de CV Series A	1,501,500	1,509,338
AntarChile SA Class A	2,925	42,026
Cheil Industries, Inc.	11,817	1,081,177
CITIC Pacific Ltd.	1,085,000	1,741,769
CJ Corp.	6,147	716,043
Far Eastern Textile Ltd.	494,000	455,665
Fosun International Ltd.	1,311,000	2,084,463
Fosun International Ltd. rights (a)	3,277	0
Hanwha Corp.	83,466	2,235,098
Hong Leong Industries Bhd	11,800	27,805
Hyosung Corp.	1,214	56,241
Koc Holding A/S	447,499	1,320,010
LG Corp.	44,404	2,861,706
Mannai Corp. (a)	8,644	137,639
San Miguel Corp.	213,760	712,499
SK C&C Co. Ltd.	9,148	2,298,636
SM Investments Corp.	311,930	5,406,886
Turk Sise ve Cam Fabrikalari A/S	132,920	128,229
		22,815,230
Machinery - 0.2%
Airtac International Group	157,000	1,649,229
Lonking Holdings Ltd.	1,283,000	332,885
Sany Heavy Industry Co. Ltd. Class A	380,600	439,080
Sinotruk Hong Kong Ltd.	1,744,000	2,862,086
Weg SA	261,841	1,206,622
Weichai Power Co. Ltd. (H Shares)	1,761,000	1,890,644
XCMG Construction Machinery Co. Ltd. Class A	604,000	289,830
		8,670,376
Marine - 0.0%
Qatar Navigation QPSC (a)	2,362	44,759
Star Bulk Carriers Corp. (a)(b)	41	392
		45,151
Professional Services - 0.0%
RITES Ltd.	7,840	30,015
Road & Rail - 0.0%
Daqin Railway Co. Ltd. (A Shares)	270,000	299,073
Globaltrans Investment PLC GDR (Reg. S)	71,825	673,719
		972,792
Trading Companies & Distributors - 0.0%
Barloworld Ltd.	102,942	854,288
Transportation Infrastructure - 0.5%
Adani Ports & Special Economic Zone Ltd.	448,202	2,352,980
Airports of Thailand PCL (For. Reg.)	1,342,400	2,601,155
DP World Ltd.	425,656	6,963,732
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	9,543	1,278,285
Malaysia Airports Holdings Bhd	251,100	460,255
Shanghai International Airport Co. Ltd. (A Shares)	862,711	6,209,586
Shenzhen Expressway Co. (H Shares)	1,706,000	1,683,323
Taiwan High Speed Rail Corp.	819,000	820,500
Zhejiang Expressway Co. Ltd. (H Shares)	1,226,000	1,029,502
		23,399,318

TOTAL INDUSTRIALS		95,372,906

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 0.0%
Arcadyan Technology Corp.	53,000	116,848
Electronic Equipment & Components - 1.5%
AAC Technology Holdings, Inc.	207,000	1,484,288
AU Optronics Corp.	995,000	407,445
Chroma ATE, Inc.	1,138,000	4,390,617
Coretronic Corp.	87,400	113,630
Enel Chile SA sponsored ADR	176,677	849,816
FLEXium Interconnect, Inc.	70,000	182,923
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	858,403	3,350,738
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,014,026	11,688,313
Innolux Corp.	4,751,039	1,578,879
INTOPS Co. Ltd.	30,521	321,474
Kingboard Chemical Holdings Ltd.	546,500	1,561,129
Largan Precision Co. Ltd.	211,000	23,054,128
LG Display Co. Ltd.	256,540	4,024,291
LG Innotek Co. Ltd.	2,255	200,883
Pinnacle Technology Holdings Ltd.	11,198	14,302
Samsung Electro-Mechanics Co. Ltd.	29,926	3,218,855
Samsung SDI Co. Ltd.	24,033	4,429,898
Sunny Optical Technology Group Co. Ltd.	500,500	4,842,517
Synnex Technology International Corp.	116,000	136,333
WPG Holding Co. Ltd.	601,680	731,532
Yageo Corp.	117,000	1,403,537
Zhen Ding Technology Holding Ltd.	184,000	467,107
		68,452,635
Internet Software & Services - 0.0%
Cafe24 Corp. (a)	12,857	1,167,149
Danawa Co. Ltd.	7,604	118,441
		1,285,590
IT Services - 1.1%
CSU Cardsystem SA	20,600	36,970
HCL Technologies Ltd.	413,327	6,023,358
Hexaware Technologies Ltd.	599,191	2,786,905
Infosys Ltd.	530,341	5,096,564
Infosys Ltd. sponsored ADR	2,293,212	22,611,070
Luxoft Holding, Inc. (a)	27,422	905,474
MindTree Consulting Ltd.	167,100	2,103,205
Mphasis BFL Ltd.	114,379	1,647,370
QIWI PLC Class B sponsored ADR (a)	6,471	97,324
Samsung SDS Co. Ltd.	743	129,990
Sonata Software Ltd.	11,423	50,251
Tata Consultancy Services Ltd.	319,679	9,033,858
WNS Holdings Ltd. sponsored ADR (a)	24,362	1,189,840
		51,712,179
Semiconductors & Semiconductor Equipment - 3.5%
Ardentec Corp.	127,000	121,468
ASE Technology Holding Co. Ltd.	798,000	1,605,743
ASE Technology Holding Co. Ltd. ADR	221,411	865,717
Chipbond Technology Corp.	199,000	383,890
Dongbu HiTek Co. Ltd.	42,986	450,848
Holtek Semiconductor, Inc.	45,000	85,788
Koh Young Technology, Inc.	15,907	1,145,849
Machvision, Inc. (a)	23,000	304,618
Malaysian Pacific Industries BHD	38,627	92,310
Nanya Technology Corp.	200,000	395,545
Novatek Microelectronics Corp.	34,000	143,304
Phison Electronics Corp.	361,000	2,937,766
Powertech Technology, Inc.	659,000	1,544,757
Radiant Opto-Electronics Corp.	250,000	683,288
Realtek Semiconductor Corp.	183,000	839,545
Sino-American Silicon Products, Inc.	940,000	2,575,259
SK Hynix, Inc.	511,372	31,769,607
Taiwan Semiconductor Manufacturing Co. Ltd.	11,392,000	84,018,753
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	463,064	17,406,576
Unisem (M) Bhd	487,600	372,881
United Microelectronics Corp.	14,503,000	5,411,732
United Microelectronics Corp. sponsored ADR	353,437	643,255
Vanguard International Semiconductor Corp.	2,007,000	4,216,564
		158,015,063
Software - 0.1%
Asseco Poland SA	19,723	249,932
Mix Telematics Ltd. sponsored ADR	9,381	168,670
Netmarble Corp. (d)	2,309	268,968
NIIT Technologies Ltd. (a)	21,245	332,416
Nucleus Software Exports Ltd.	34,593	187,741
StoneCo Ltd. Class A (a)	60,628	1,429,002
Totvs SA	11,800	88,492
		2,725,221
Technology Hardware, Storage & Peripherals - 3.3%
Acer, Inc.	263,000	169,686
ASUSTeK Computer, Inc.	139,000	982,444
Catcher Technology Co. Ltd.	629,000	5,394,021
Compal Electronics, Inc.	2,645,000	1,509,297
Giga-Byte Technology Co. Ltd.	403,000	507,613
Inventec Corp.	2,156,000	1,544,818
Lite-On Technology Corp.	1,134,000	1,503,740
Micro-Star International Co. Ltd.	165,000	387,845
Pegatron Corp.	2,829,000	4,797,014
Samsung Electronics Co. Ltd.	3,517,656	131,405,787
Sunrex Technology Corp. (c)	79,307	44,394
TPV Technology Ltd.	398,000	46,800
Wiwynn Corp.	15,800	153,674
		148,447,133

TOTAL INFORMATION TECHNOLOGY		430,754,669

MATERIALS - 3.3%
Chemicals - 0.8%
China Petrochemical Development Corp. (a)	387,000	149,939
China Sanjiang Fine Chemicals Ltd.	424,000	106,759
Formosa Plastics Corp.	864,000	2,801,239
Indorama Ventures PCL:
unit	341,000	559,696
(For. Reg.)	920,200	1,510,359
Jiangsu Yangnong Chemical Co. Ltd. Class A	26,100	145,115
Kolon Industries, Inc.	43,686	2,090,127
LG Chemical Ltd.	57,668	17,784,784
Lotte Chemical Corp.	12,208	2,969,455
Petronas Chemicals Group Bhd	561,500	1,234,508
PTT Global Chemical PCL NVDR	1,312,000	3,130,456
Rain Industries Ltd.	29,391	56,229
Sasol Ltd.	42,980	1,263,796
SK Materials Co., Ltd.	20,606	2,968,677
Taekwang Industrial Co. Ltd.	168	203,945
Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	74,200	127,389
		37,102,473
Construction Materials - 0.4%
Anhui Conch Cement Co. Ltd.:
(H Shares)	2,248,500	11,739,676
Class A	245,300	1,121,039
Asia Cement (China) Holdings Corp.	204,000	156,963
CEMEX S.A.B. de CV sponsored ADR (a)	328,268	1,687,298
China Resources Cement Holdings Ltd.	3,422,000	3,341,524
Jiangxi Wannianqing Cement Co. Ltd. Class A	255,700	434,953
Loma Negra Compania Industrial Argentina SA ADR (a)	89,694	954,344
Magnesita Refratarios SA (a)	800	11,442
		19,447,239
Containers & Packaging - 0.0%
Anadolu Cam Sanayii A/S	560,600	301,051
Bio Pappel S.A.B. de CV (a)	24,738	25,049
Cheng Loong Corp.	196,000	138,214
Klabin SA unit	226,553	981,320
Polyplex Thailand PCL unit	70,900	32,325
		1,477,959
Metals & Mining - 1.8%
Alrosa Co. Ltd.	1,875,600	2,789,045
Anglo American Platinum Ltd.	33,710	1,082,417
Ann Joo Resources Bhd	500	157
Baoshan Iron & Steel Co. Ltd.	520,194	502,220
CAP SA	102,615	939,628
Chung Hung Steel Co. Ltd. (a)	357,000	134,265
Dongkuk Steel Mill Co. Ltd.	101,512	675,055
Eregli Demir ve Celik Fabrikalari T.A.S.	749,153	1,090,539
Fresnillo PLC	71,919	690,437
Grupo Mexico SA de CV Series B	303,800	626,593
Hunan Valin Steel Co. Ltd. Class A (a)	369,900	334,799
Iskenderun Demir ve Celik A/S	102,420	119,038
Jastrzebska Spolka Weglowa SA (a)	52,703	911,980
KISCO Corp.	6,262	31,693
Korea Zinc Co. Ltd.	8,602	3,267,117
Kumba Iron Ore Ltd.	86,802	1,550,614
Lion Industries Corp. Bhd (a)	366,800	49,964
Liuzhou Iron & Steel Co. Ltd. Class A	1,017,211	938,222
Maanshan Iron & Steel Co. Ltd. (H Shares)	1,556,000	715,951
Magnitogorsk Iron & Steel Works PJSC sponsored GDR (Reg. S)	38,904	347,024
Merafe Resources Ltd.	291,074	30,874
MMC Norilsk Nickel PJSC sponsored ADR	90,512	1,705,246
MMG Ltd. (a)	8,472,000	4,201,350
Novolipetsk Steel OJSC GDR (Reg. S)	58,207	1,370,193
POSCO	45,315	10,014,817
POSCO sponsored ADR	36,270	2,002,829
Severstal PAO GDR (Reg. S)	124,327	1,826,364
Shanxi Taigang Stainless Steel Co. Ltd. Class A	626,504	413,139
Sheng Yu Steel Co. Ltd.	40,000	25,419
Southern Copper Corp.	178,888	5,989,170
Ternium SA sponsored ADR	171,420	4,974,608
Vale SA sponsored ADR	2,266,798	31,055,133
Xinyu Iron & Steel Co. Ltd.	216,700	151,928
		80,557,828
Paper & Forest Products - 0.3%
Mondi Ltd.	37,234	819,437
Nine Dragons Paper (Holdings) Ltd.	5,022,000	5,090,038
PT Indah Kiat Pulp & Paper Tbk	488,600	358,700
Sappi Ltd.	245,859	1,343,476
Shanying International Holdings Co. Ltd. Class A	520,929	233,503
Suzano Papel e Celulose SA	323,500	3,420,718
West Coast Paper Mills Ltd.	63,671	314,333
		11,580,205

TOTAL MATERIALS		150,165,704

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Prologis Property Mexico SA	93,898	152,977
Redefine Properties Ltd.	361,522	250,167
		403,144
Real Estate Management & Development - 0.9%
Agile Property Holdings Ltd.	3,661,238	4,969,625
Aldar Properties PJSC	1,030,200	448,748
Ayala Land, Inc.	9,022,700	7,169,959
Barwa Real Estate Co. (a)	17,399	182,627
BR Malls Participacoes SA	370,166	1,245,374
Central China Real Estate Ltd.	174,000	63,827
Country Garden Holdings Co. Ltd.	6,171,000	7,587,554
Country Garden Services Holdings Co. Ltd. (a)	96,977	160,637
Damac Properties Dubai Co. PJSC	923,525	470,166
Emaar Malls Group PJSC (a)	1,825,275	894,463
Emaar Misr for Development SAE (a)	1,133,514	197,463
Emaar Properties PJSC	394,989	483,904
Greenland Holdings Corp. Ltd. Class A	1,010,600	892,923
Greenland Hong Kong Holdings Ltd.	133,366	35,285
Guangzhou R&F Properties Co. Ltd. (H Shares)	828,000	1,282,638
Jinke Properties Group Co. Ltd. Class A	732,300	629,144
K Wah International Holdings Ltd.	490,000	239,865
KSL Holdings Bhd (a)	105,100	17,707
KWG Property Holding Ltd.	1,263,000	1,123,528
Longfor Properties Co. Ltd.	1,177,000	3,309,560
Multiplan Empreendimentos Imobiliarios SA	179,900	1,079,772
Poly Property Group Co. Ltd.	1,423,000	483,791
Powerlong Real Estate Holding Ltd.	264,000	106,963
Radium Life Tech Co. Ltd. (a)	414,000	210,735
Risesun Real Estate Development Co. Ltd. Class A	1,939,015	2,334,451
Road King Infrastructure Ltd.	322,334	547,111
Sansiri PCL:
(For. Reg.)	16,852,400	686,390
NVDR	6,613,326	269,357
Shanghai Shimao Co. Ltd. Class A	746,800	424,873
Shimao Property Holdings Ltd.	771,000	1,905,821
Shui On Land Ltd.	360,500	85,241
Sino-Ocean Group Holding Ltd.	664,000	297,035
United Development Co. (a)	120,414	466,279
		40,302,816

TOTAL REAL ESTATE		40,705,960

UTILITIES - 0.9%
Electric Utilities - 0.6%
Ceske Energeticke Zavody A/S	56,628	1,349,496
EDP Energias do Brasil SA	780,305	2,762,445
ENEA SA (a)	20,691	58,400
Energa SA (a)	19,990	47,932
Enersis SA	4,402,861	761,944
Enersis SA sponsored	113,466	984,885
Equatorial Energia SA	71,982	1,352,152
Korea Electric Power Corp.	141,467	3,751,182
Polska Grupa Energetyczna SA (a)	449,937	1,385,061
Power Grid Corp. of India Ltd.	732,166	1,893,750
Tauron Polska Energia SA (a)	190,211	112,892
Tenaga Nasional Bhd	3,716,000	12,645,678
		27,105,817
Gas Utilities - 0.2%
Beijing Enterprises Holdings Ltd.	271,500	1,592,772
Daesung Energy Co. Ltd.	20,047	97,345
GAIL India Ltd. (a)	461,288	2,272,001
Indraprastha Gas Ltd. (a)	1,123,780	4,245,839
PT Perusahaan Gas Negara Tbk Series B	2,834,500	387,446
Samchully Co. Ltd.	279	23,983
		8,619,386
Independent Power and Renewable Electricity Producers - 0.1%
Benpres Holdings Corp.	124,600	9,699
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,787,000	1,404,659
ENGIE Brasil Energia SA	104,200	1,158,945
Huaneng Renewables Corp. Ltd. (H Shares)	5,112,000	1,607,301
NTPC Ltd.	565,102	1,138,317
		5,318,921
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	21,900	159,875

TOTAL UTILITIES		41,203,999

TOTAL COMMON STOCKS
(Cost $2,236,101,553)		2,454,906,980

Nonconvertible Preferred Stocks - 2.5%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	346,900	4,127,455
Telefonica Brasil SA sponsored ADR	30,568	362,231
		4,489,686
Wireless Telecommunication Services - 0.0%
TIM Participacoes SA sponsored ADR	137,322	2,103,773

TOTAL COMMUNICATION SERVICES		6,593,459

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Hyundai Motor Co. Series 2	16,653	1,037,561
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	270,500	1,780,949
(PN) sponsored ADR (non-vtg.)	177,681	2,334,728
sponsored ADR	590,779	8,601,742
		12,717,419
FINANCIALS - 1.7%
Banks - 1.7%
Banco Bradesco SA:
(PN)	1,287,387	12,803,958
(PN) sponsored ADR	183,186	1,824,533
Banco do Estado Rio Grande do Sul SA	53,100	299,760
Grupo Aval Acciones y Valores SA	4,855,438	1,553,920
Itau Unibanco Holding SA	4,570,936	42,576,963
Itau Unibanco Holding SA sponsored ADR	605,901	5,653,056
Itausa-Investimentos Itau SA (PN)	3,975,039	12,684,764
		77,396,954
INFORMATION TECHNOLOGY - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co. Ltd.	383,761	11,561,130
MATERIALS - 0.1%
Chemicals - 0.1%
Braskem SA (PN-A)	184,900	2,590,608
Metals & Mining - 0.0%
Metalurgica Gerdau SA (PN)	346,000	654,957

TOTAL MATERIALS		3,245,565

UTILITIES - 0.0%
Gas Utilities - 0.0%
Companhia de Gas de Sao Paulo	25,600	387,542
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	30,784	222,568
Companhia de Saneamento do Parana	12,970	35,050
		257,618

TOTAL UTILITIES		645,160

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $91,501,258)		113,197,248

Equity Funds - 33.9%
Diversified Emerging Markets Funds - 33.9%
Aberdeen Emerging Markets Fund Institutional Service Class	5,606,033	78,372,340
Brandes Emerging Markets Value Fund Class A	10,224,041	83,734,893
Fidelity Emerging Markets Fund (e)	11,861,416	329,510,123
GMO Emerging Markets Fund Class IV	2,769,610	86,633,388
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	7,172,352	139,358,800
iShares Edge MSCI Min Vol Emerging Markets ETF (b)	4,087,990	234,487,106
iShares MSCI China ETF (b)	2,832,430	162,808,076
iShares MSCI Emerging Markets Index ETF	270,986	11,132,105
iShares MSCI India ETF	572,000	19,076,200
iShares MSCI South Korea Index ETF (b)	373,835	22,661,878
Lazard Emerging Markets Equity Portfolio Institutional Class	2,258,570	38,260,172
Matthews Korea Fund Investor Class	6,983,487	37,152,153
Matthews Pacific Tiger Fund Investor Class	118	3,375
Morgan Stanley Institutional Fund, Inc. Frontier Markets Portfolio Class I	2,038,045	33,933,448
Oppenheimer Developing Markets Fund Class I	2,925,581	114,302,452
Oppenheimer Emerging Markets Innovators Fund Class I	4,679,444	44,267,544
SPDR S&P China ETF	891,370	82,933,065
WisdomTree India Earnings ETF	927,900	22,668,597
Xtrackers Harvest CSI 300 China ETF Class A (b)	72,900	1,707,318
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS
(Cost $1,450,531,283)		1,543,003,033
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 2.09% to 2.37% 12/6/18 to 2/28/19 (f)
(Cost $19,367,599)	$19,403,000	19,369,779
	Shares	Value

Money Market Funds - 10.6%
Fidelity Securities Lending Cash Central Fund 2.27% (g)(h)	60,255,943	60,261,969
State Street Institutional U.S. Government Money Market Fund Premier Class 2.15% (i)	421,430,941	421,430,941
TOTAL MONEY MARKET FUNDS
(Cost $481,692,910)		481,692,910
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $4,279,194,603)		4,612,169,950
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(61,116,013)
NET ASSETS - 100%		$4,551,053,937

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	7,274	Dec. 2018	$363,554,520	$(12,112,416)	$(12,112,416)

The notional amount of futures purchased as a percentage of Net Assets is 8.0%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,855,693 or 0.1% of net assets.

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,539,699.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$333,717
Total	$333,717

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$398,107,307	$--	$3,699,852	$--	$881,855	$(65,779,187)	$329,510,123
Total	$398,107,307	$--	$3,699,852	$--	$881,855	$(65,779,187)	$329,510,123

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$337,045,949	$175,665,434	$161,380,515	$--
Consumer Discretionary	284,161,709	284,133,296	--	28,413
Consumer Staples	193,390,776	191,709,350	1,681,426	--
Energy	218,039,536	178,131,215	39,908,321	--
Financials	733,387,334	613,993,138	119,394,196	--
Health Care	28,423,831	28,423,831	--	--
Industrials	95,372,906	95,372,906	--	--
Information Technology	442,315,799	340,222,589	102,048,816	44,394
Materials	153,411,269	142,132,656	11,278,613	--
Real Estate	40,705,960	40,705,960	--	--
Utilities	41,849,159	38,097,977	3,751,182	--
Equity Funds	1,543,003,033	1,543,003,033	--	--
Other Short-Term Investments	19,369,779	--	19,369,779	--
Money Market Funds	481,692,910	481,692,910	--	--
Total Investments in Securities:	$4,612,169,950	$4,153,284,295	$458,812,848	$72,807
Derivative Instruments:
Liabilities
Futures Contracts	$(12,112,416)	$(12,112,416)	$--	$--
Total Liabilities	$(12,112,416)	$(12,112,416)	$--	$--
Total Derivative Instruments:	$(12,112,416)	$(12,112,416)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$1,240,921,878

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Emerging Markets Fund of Funds

November 30, 2018

RMF-QTLY-0119
1.938038.106

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.8%
	Shares	Value
Diversified Emerging Markets Funds - 99.8%
Acadian Emerging Markets Portfolio Investor Class	109,841	$2,061,718
Causeway Emerging Markets Fund - Investor Class	193,664	2,349,146
Fidelity Emerging Markets Fund (a)	43,376	1,204,978
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	87,593	1,701,930
Lazard Emerging Markets Equity Portfolio Institutional Class	81,270	1,376,719
Morgan Stanley Institutional Fund, Inc. Frontier Markets Portfolio Class A	12,770	210,956
Oppenheimer Developing Markets Fund Class Y	33,024	1,288,598
T. Rowe Price Emerging Markets Stock Fund I Class	50,256	1,972,541
TOTAL EQUITY FUNDS
(Cost $10,280,173)		12,166,586

Money Market Funds - 0.3%
State Street Institutional U.S. Government Money Market Fund Premier Class 2.15% (b)
(Cost $33,178)	33,178	33,178
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $10,313,351)		12,199,764
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,863)
NET ASSETS - 100%		$12,185,901

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$1,510,501	$70,013	$131,320	$--	$12,876	$(257,092)	$1,204,978
Total	$1,510,501	$70,013	$131,320	$--	$12,876	$(257,092)	$1,204,978

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Fidelity® International Fund (formerly Strategic Advisers® International II Fund)

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

November 30, 2018

SIL-QTLY-0119
1.912843.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 10.3%
	Shares	Value
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	338,457	$5,951,244
HKT Trust/HKT Ltd. unit	2,752,000	3,981,677
Koninklijke KPN NV	434,981	1,290,367
Masmovil Ibercom SA (a)	16,440	2,017,511
Nippon Telegraph & Telephone Corp.	162,100	6,686,795
Telefonica Deutschland Holding AG	492,980	1,996,333
		21,923,927
Entertainment - 0.1%
Nintendo Co. Ltd.	9,800	2,980,599
Vivendi SA	199,001	4,963,531
		7,944,130
Interactive Media & Services - 0.0%
realestate.com.au Ltd.	40,104	2,229,765
Wireless Telecommunication Services - 0.2%
SoftBank Corp.	95,800	8,087,404

TOTAL COMMUNICATION SERVICES		40,185,226

CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.1%
Akasol AG	19,900	946,209
Bridgestone Corp.	52,500	2,127,472
		3,073,681
Automobiles - 0.3%
Daimler AG (Germany)	29,496	1,659,436
Ferrari NV	10,764	1,176,429
Honda Motor Co. Ltd.	286,200	8,073,985
Isuzu Motors Ltd.	179,800	2,559,634
Subaru Corp.	76,500	1,700,300
Suzuki Motor Corp.	55,600	2,769,837
		17,939,621
Hotels, Restaurants & Leisure - 0.1%
Carnival PLC	35,787	2,088,849
Compass Group PLC	205,797	4,401,645
InterContinental Hotel Group PLC	31,943	1,709,541
		8,200,035
Household Durables - 0.2%
Iida Group Holdings Co. Ltd.	75,000	1,323,393
Panasonic Corp.	253,200	2,612,745
Sony Corp.	120,000	6,341,384
Techtronic Industries Co. Ltd.	488,000	2,625,869
		12,903,391
Internet & Direct Marketing Retail - 0.0%
Zozo, Inc.	47,000	1,045,457
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	64,800	2,722,953
Multiline Retail - 0.0%
B&M European Value Retail S.A.	117,394	522,515
Specialty Retail - 0.1%
Inditex SA	96,895	2,978,058
Nitori Holdings Co. Ltd.	10,600	1,419,839
		4,397,897
Textiles, Apparel & Luxury Goods - 0.0%
Kering SA	4,656	2,024,086

TOTAL CONSUMER DISCRETIONARY		52,829,636

CONSUMER STAPLES - 1.0%
Beverages - 0.3%
Asahi Group Holdings	27,200	1,139,134
Coca-Cola European Partners PLC	64,200	3,116,268
Diageo PLC	216,816	7,829,982
Kirin Holdings Co. Ltd.	73,800	1,732,608
Treasury Wine Estates Ltd.	257,588	2,664,036
		16,482,028
Food & Staples Retailing - 0.0%
Tesco PLC	739,932	1,867,758
WM Morrison Supermarkets PLC	180,410	546,213
		2,413,971
Food Products - 0.3%
Danone SA	65,432	4,885,512
Nestle SA (Reg. S)	132,703	11,321,291
		16,206,803
Personal Products - 0.4%
Kao Corp.	55,200	4,064,323
Kose Corp.	2,500	372,858
Shiseido Co. Ltd.	29,000	1,845,536
Unilever NV (Certificaten Van Aandelen) (Bearer)	158,748	8,809,611
Unilever PLC	119,118	6,455,507
		21,547,835

TOTAL CONSUMER STAPLES		56,650,637

ENERGY - 0.7%
Energy Equipment & Services - 0.1%
John Wood Group PLC	169,040	1,367,785
Tenaris SA	83,867	1,015,793
		2,383,578
Oil, Gas & Consumable Fuels - 0.6%
BP PLC	2,032,173	13,514,966
Equinor ASA	128,167	2,989,870
Lundin Petroleum AB	184,836	4,862,689
Total SA	196,421	10,924,888
Woodside Petroleum Ltd.	136,798	3,105,555
		35,397,968

TOTAL ENERGY		37,781,546

FINANCIALS - 2.1%
Banks - 1.0%
Bankinter SA	307,345	2,567,836
BOC Hong Kong (Holdings) Ltd.	950,000	3,703,349
CaixaBank SA	654,929	2,705,402
Commerzbank AG (a)	223,625	1,925,580
DBS Group Holdings Ltd.	206,900	3,676,815
Erste Group Bank AG	78,794	3,108,714
Hang Seng Bank Ltd.	34,800	803,282
Intesa Sanpaolo SpA	1,432,432	3,327,481
KBC Groep NV	77,376	5,553,673
Lloyds Banking Group PLC	3,555,069	2,516,246
Mitsubishi UFJ Financial Group, Inc.	1,195,100	6,538,881
Societe Generale Series A	138,793	5,097,132
Standard Chartered PLC (United Kingdom)	830,294	6,447,465
Swedbank AB (A Shares)	96,459	2,240,978
Unicaja Banco SA (b)	910,000	1,097,175
United Overseas Bank Ltd.	231,803	4,249,468
Westpac Banking Corp.	195,243	3,718,453
		59,277,930
Capital Markets - 0.2%
Amundi SA (b)	29,347	1,681,121
Credit Suisse Group AG	313,243	3,703,708
Macquarie Group Ltd.	43,805	3,663,394
St. James's Place Capital PLC	110,702	1,418,379
		10,466,602
Diversified Financial Services - 0.2%
Challenger Ltd.	150,274	1,045,632
ORIX Corp.	446,100	7,229,009
Standard Life PLC	744,646	2,518,288
		10,792,929
Insurance - 0.7%
AIA Group Ltd.	490,400	4,002,050
Allianz SE	29,205	6,192,975
Aviva PLC	219,559	1,141,356
Hannover Reuck SE	13,206	1,834,428
Insurance Australia Group Ltd.	629,126	3,347,549
Muenchener Rueckversicherungs AG	13,202	2,868,134
Prudential PLC	245,579	4,841,310
QBE Insurance Group Ltd.	404,451	3,346,342
RSA Insurance Group PLC	137,792	952,705
Sony Financial Holdings, Inc.	129,900	2,723,534
Swiss Re Ltd.	30,498	2,785,894
Talanx AG	3,200	114,188
Tokio Marine Holdings, Inc.	80,700	3,984,702
Zurich Insurance Group AG	13,910	4,372,270
		42,507,437

TOTAL FINANCIALS		123,044,898

HEALTH CARE - 1.4%
Biotechnology - 0.0%
Grifols SA	15,501	434,505
Health Care Equipment & Supplies - 0.2%
Hoya Corp.	48,400	2,941,990
Koninklijke Philips Electronics NV	103,229	3,914,432
Sonova Holding AG Class B	12,893	2,082,264
Terumo Corp.	27,300	1,607,721
		10,546,407
Life Sciences Tools & Services - 0.1%
Lonza Group AG	11,882	3,840,346
Morphosys AG (a)	17,218	1,966,793
Morphosys AG sponsored ADR	61,700	1,812,129
		7,619,268
Pharmaceuticals - 1.1%
AstraZeneca PLC (United Kingdom)	156,033	12,150,156
Bayer AG	45,585	3,345,060
Chugai Pharmaceutical Co. Ltd.	23,100	1,581,174
Ipsen SA	19,144	2,464,211
Novartis AG	108,419	9,898,809
Novo Nordisk A/S Series B	30,595	1,423,018
Roche Holding AG (participation certificate)	55,496	14,405,883
Sanofi SA	76,340	6,921,008
Shionogi & Co. Ltd.	11,400	754,008
Takeda Pharmaceutical Co. Ltd.	138,700	5,221,441
Teva Pharmaceutical Industries Ltd. sponsored ADR	115,500	2,487,870
		60,652,638

TOTAL HEALTH CARE		79,252,818

INDUSTRIALS - 1.3%
Aerospace & Defense - 0.2%
Airbus Group NV	13,302	1,426,563
BAE Systems PLC	480,063	3,017,848
MTU Aero Engines Holdings AG	10,801	2,245,026
Rolls-Royce Holdings PLC	239,183	2,596,120
		9,285,557
Air Freight & Logistics - 0.0%
Deutsche Post AG	86,976	2,780,012
Building Products - 0.2%
Agc, Inc.	71,300	2,421,367
Compagnie de St. Gobain	153,614	5,709,362
Daikin Industries Ltd.	20,000	2,230,100
		10,360,829
Construction & Engineering - 0.2%
Bouygues SA	74,486	2,863,697
Eiffage SA	25,427	2,418,592
Taisei Corp.	36,600	1,608,898
VINCI SA	74,788	6,525,987
		13,417,174
Electrical Equipment - 0.1%
Nidec Corp.	22,100	2,943,681
Industrial Conglomerates - 0.0%
CK Hutchison Holdings Ltd.	176,448	1,844,766
Machinery - 0.3%
Alfa Laval AB	106,105	2,282,091
CNH Industrial NV	236,590	2,303,454
Makita Corp.	26,400	1,036,092
Minebea Mitsumi, Inc.	133,300	2,163,050
Mitsubishi Heavy Industries Ltd.	50,200	1,909,117
SMC Corp.	6,400	2,169,511
Sumitomo Heavy Industries Ltd.	48,900	1,621,887
The Weir Group PLC	45,812	860,461
		14,345,663
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	1,309	1,880,659
Professional Services - 0.1%
Experian PLC	45,100	1,100,235
Recruit Holdings Co. Ltd.	84,800	2,332,999
SEEK Ltd.	93,254	1,259,585
		4,692,819
Trading Companies & Distributors - 0.2%
Brenntag AG	27,273	1,260,657
Bunzl PLC	66,627	2,051,171
Ferguson PLC	23,548	1,506,303
Itochu Corp.	364,100	6,466,331
Rexel SA	124,531	1,493,699
		12,778,161
Transportation Infrastructure - 0.0%
Kamigumi Co. Ltd.	37,400	839,824

TOTAL INDUSTRIALS		75,169,145

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson (B Shares)	463,045	3,886,335
Electronic Equipment & Components - 0.2%
Hitachi High-Technologies Corp.	64,300	2,291,270
Hitachi Ltd.	50,000	1,448,267
Keyence Corp.	7,100	3,852,883
Murata Manufacturing Co. Ltd.	16,400	2,513,298
Shimadzu Corp.	63,200	1,477,627
TDK Corp.	22,200	1,750,341
		13,333,686
IT Services - 0.2%
Adyen BV	4,300	2,224,933
Amadeus IT Holding SA Class A	29,860	2,138,473
Capgemini SA	30,971	3,613,167
Endava PLC ADR (a)	32,300	797,810
Netcompany Group A/S	58,725	1,936,581
		10,710,964
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV (Netherlands)	21,135	3,612,569
Software - 0.2%
Micro Focus International PLC	124,469	2,444,391
SAP SE	78,680	8,149,415
Trend Micro, Inc.	19,900	1,141,250
		11,735,056

TOTAL INFORMATION TECHNOLOGY		43,278,610

MATERIALS - 0.7%
Chemicals - 0.3%
Israel Chemicals Ltd.	307,543	1,798,009
JSR Corp.	159,000	2,545,065
K&S AG (c)	106,312	1,866,117
Mitsui Chemicals, Inc.	100,300	2,545,605
Shin-Etsu Chemical Co. Ltd.	19,700	1,759,231
Umicore SA	62,890	2,728,299
Yara International ASA	52,207	2,097,428
		15,339,754
Construction Materials - 0.1%
CRH PLC	101,411	2,789,554
James Hardie Industries PLC CDI	174,522	2,040,930
		4,830,484
Metals & Mining - 0.3%
BHP Billiton Ltd.	245,830	5,462,194
BHP Billiton PLC	277,768	5,348,497
Glencore Xstrata PLC	249,046	920,782
Rio Tinto PLC	99,913	4,566,238
South32 Ltd.	431,296	977,226
		17,274,937
Paper & Forest Products - 0.0%
Stora Enso Oyj (R Shares)	184,925	2,356,275
UPM-Kymmene Corp.	32,573	867,690
		3,223,965

TOTAL MATERIALS		40,669,140

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Land Securities Group PLC	222,310	2,303,621
Real Estate Management & Development - 0.3%
Daito Trust Construction Co. Ltd.	12,100	1,580,787
Lendlease Group unit	279,176	2,583,270
Mitsui Fudosan Co. Ltd.	188,200	4,501,282
Sino Land Ltd.	1,788,718	3,077,217
Vonovia SE	84,657	4,099,085
		15,841,641

TOTAL REAL ESTATE		18,145,262

UTILITIES - 0.4%
Electric Utilities - 0.3%
CLP Holdings Ltd.	268,000	2,954,371
DONG Energy A/S (b)	51,104	3,324,789
Fortum Corp.	270,817	5,644,357
Iberdrola SA	656,634	4,898,844
		16,822,361
Multi-Utilities - 0.1%
E.ON AG	422,596	4,319,792

TOTAL UTILITIES		21,142,153

TOTAL COMMON STOCKS
(Cost $577,092,901)		588,149,071

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	32,319	2,076,938
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Grifols SA Class B	35,738	710,460
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC Series C (a)	11,002,418	14,020
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,956,545)		2,801,418

Equity Funds - 81.2%
Foreign Large Blend Funds - 10.5%
Fidelity Pacific Basin Fund (d)	4,884,671	151,180,562
Fidelity SAI International Minimum Volatility Index Fund (d)	41,518,516	446,324,045

TOTAL FOREIGN LARGE BLEND FUNDS		597,504,607

Foreign Large Growth Funds - 53.0%
Fidelity Advisor Overseas Fund Class I (d)	3,075,382	70,426,258
Fidelity Diversified International Fund (d)	21,827,608	783,611,110
Fidelity International Capital Appreciation Fund (d)	31,804,872	612,243,788
Fidelity International Discovery Fund (d)	20,079,414	806,188,471
Fidelity Overseas Fund (d)	16,391,454	751,548,152

TOTAL FOREIGN LARGE GROWTH FUNDS		3,024,017,779

Foreign Large Value Funds - 12.2%
Fidelity International Value Fund (d)	25,377,058	202,762,693
Fidelity SAI International Value Index Fund (d)	55,692,582	492,879,350

TOTAL FOREIGN LARGE VALUE FUNDS		695,642,043

Foreign Small Mid Growth Funds - 1.3%
Fidelity International Small Cap Opportunities Fund (d)	4,034,933	70,974,464
Sector Funds - 1.0%
Fidelity Advisor International Real Estate Fund Class I (d)	5,436,531	59,149,462
Other - 3.2%
Fidelity Advisor Japan Fund Class I (d)	10,001,596	142,622,753
Fidelity Japan Smaller Companies Fund (d)	2,311,829	40,017,765

TOTAL OTHER		182,640,518

TOTAL EQUITY FUNDS
(Cost $4,451,910,724)		4,629,928,873

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 2.09% to 2.37% 12/6/18 to 2/28/19 (e)
(Cost $22,365,389)	22,415,000	22,368,034

Money Market Funds - 8.1%
Fidelity Securities Lending Cash Central Fund 2.27% (f)(g)	1,424,858	1,425,000
State Street Institutional U.S. Government Money Market Fund Premier Class 2.15% (h)	461,553,984	461,553,984
TOTAL MONEY MARKET FUNDS
(Cost $462,978,984)		462,978,984
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,517,304,543)		5,706,226,380
NET OTHER ASSETS (LIABILITIES) - 0.0%		(913,673)
NET ASSETS - 100%		$5,705,312,707

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	250	Dec. 2018	$28,025,000	$242,735	$242,735
ICE E-mini MSCI EAFE Index Contracts (United States)	4,621	Dec. 2018	419,656,115	(25,643,063)	(25,643,063)
TOTAL FUTURES CONTRACTS					$(25,400,328)

The notional amount of futures purchased as a percentage of Net Assets is 7.8%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,103,085 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $22,332,040.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$73,533
Total	$73,533

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor International Real Estate Fund Class I	$60,820,888	$1,194,029	$--	$1,194,030	$--	$(2,865,455)	$59,149,462
Fidelity Advisor Japan Fund Class I	124,065,027	32,567,542	--	--	--	(14,009,816)	142,622,753
Fidelity Advisor Overseas Fund Class I	77,776,422	--	--	--	--	(7,350,164)	70,426,258
Fidelity Diversified International Fund	652,480,434	209,017,242	--	--	--	(77,886,566)	783,611,110
Fidelity International Capital Appreciation Fund	461,020,348	202,955,183	--	54,507	--	(51,731,743)	612,243,788
Fidelity International Discovery Fund	673,601,639	232,281,020	--	--	--	(99,694,188)	806,188,471
Fidelity International Small Cap Opportunities Fund	65,963,223	13,708,209	--	--	--	(8,696,968)	70,974,464
Fidelity International Value Fund	259,342,379	--	30,000,000	--	(7,999,216)	(18,580,470)	202,762,693
Fidelity Japan Smaller Companies Fund	44,757,015	--	--	--	--	(4,739,250)	40,017,765
Fidelity Overseas Fund	656,499,169	166,038,735	--	--	--	(70,989,752)	751,548,152
Fidelity Pacific Basin Fund	159,456,934	13,708,209	--	--	--	(21,984,581)	151,180,562
Fidelity SAI International Minimum Volatility Index Fund	301,326,863	151,561,665	--	--	--	(6,564,483)	446,324,045
Fidelity SAI International Value Index Fund	163,947,749	380,545,738	--	--	--	(51,614,137)	492,879,350
Total	$3,701,058,090	$1,403,577,572	$30,000,000	$1,248,537	$(7,999,216)	$(436,707,573)	$4,629,928,873

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$40,185,226	$10,225,286	$29,959,940	$--
Consumer Discretionary	54,906,574	30,734,615	24,171,959	--
Consumer Staples	56,650,637	15,480,976	41,169,661	--
Energy	37,781,546	12,325,899	25,455,647	--
Financials	123,044,898	78,889,684	44,155,214	--
Health Care	79,963,278	22,683,471	57,279,807	--
Industrials	75,183,165	47,916,279	27,266,886	--
Information Technology	43,278,610	22,672,602	20,606,008	--
Materials	40,669,140	20,743,426	19,925,714	--
Real Estate	18,145,262	18,145,262	--	--
Utilities	21,142,153	16,822,361	4,319,792	--
Equity Funds	4,629,928,873	4,629,928,873	--	--
Other Short-Term Investments	22,368,034	--	22,368,034	--
Money Market Funds	462,978,984	462,978,984	--	--
Total Investments in Securities:	$5,706,226,380	$5,389,547,718	$316,678,662	$--
Derivative Instruments:
Assets
Futures Contracts	$242,735	$242,735	$--	$--
Total Assets	$242,735	$242,735	$--	$--
Liabilities
Futures Contracts	$(25,643,063)	$(25,643,063)	$--	$--
Total Liabilities	$(25,643,063)	$(25,643,063)	$--	$--
Total Derivative Instruments:	$(25,400,328)	$(25,400,328)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$239,802,162

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Income Opportunities Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

November 30, 2018

SRQ-QTLY-0119
1.912885.108

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 16.7%
	Principal Amount	Value
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24	$1,500,000	$1,246,797
3.375% 8/15/26	800,000	702,320
		1,949,117
Nonconvertible Bonds - 16.7%
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.6%
Altice Finco SA 7.625% 2/15/25 (a)	1,595,000	1,363,725
C&W Senior Financing Designated Activity Co. 7.5% 10/15/26 (a)	1,390,000	1,343,963
Frontier Communications Corp.:
10.5% 9/15/22	1,005,000	804,000
11% 9/15/25	1,700,000	1,198,500
Level 3 Communications, Inc. 5.75% 12/1/22	1,250,000	1,250,000
Level 3 Financing, Inc.:
5.125% 5/1/23	1,600,000	1,582,000
5.25% 3/15/26	590,000	569,645
5.375% 1/15/24	675,000	662,506
5.375% 5/1/25	715,000	696,231
Qwest Corp. 6.75% 12/1/21	670,000	698,173
Sable International Finance Ltd. 6.875% 8/1/22 (a)	902,000	927,256
SFR Group SA:
6.25% 5/15/24 (a)	1,370,000	1,325,475
7.375% 5/1/26 (a)	1,115,000	1,070,400
8.125% 2/1/27 (a)	1,510,000	1,479,800
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,600,000	2,379,000
U.S. West Communications 7.25% 9/15/25	735,000	778,824
		18,129,498
Entertainment - 0.1%
Netflix, Inc. 4.375% 11/15/26	3,515,000	3,223,958
Media - 2.2%
Altice Financing SA 7.5% 5/15/26 (a)	2,780,000	2,613,200
Altice SA 7.75% 5/15/22 (a)	1,170,000	1,114,425
Cablevision Systems Corp. 5.875% 9/15/22	835,000	835,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,215,000	3,061,323
5% 2/1/28 (a)	3,825,000	3,562,031
5.125% 2/15/23	4,000,000	3,970,000
5.125% 5/1/23 (a)	2,195,000	2,181,281
5.125% 5/1/27 (a)	2,805,000	2,657,738
5.5% 5/1/26 (a)	5,360,000	5,219,300
CSC Holdings LLC:
5.25% 6/1/24	1,115,000	1,059,250
5.375% 7/15/23 (a)	3,000,000	2,977,500
5.375% 2/1/28 (a)	765,000	719,100
5.5% 5/15/26 (a)	1,380,000	1,336,444
5.5% 4/15/27 (a)	2,650,000	2,544,000
7.5% 4/1/28 (a)	1,235,000	1,272,025
7.75% 7/15/25 (a)	1,555,000	1,628,831
DISH DBS Corp.:
5.875% 11/15/24	2,840,000	2,414,000
6.75% 6/1/21	1,120,000	1,138,200
7.75% 7/1/26	1,060,000	940,088
E.W. Scripps Co. 5.125% 5/15/25 (a)	830,000	778,125
MDC Partners, Inc. 6.5% 5/1/24 (a)	3,695,000	3,140,750
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	155,000	151,125
5.5% 10/1/21 (a)	225,000	225,774
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	1,150,000	1,124,585
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,625,000	1,567,296
5% 8/1/27 (a)	1,060,000	996,400
5.375% 4/15/25 (a)	2,165,000	2,132,525
6% 7/15/24 (a)	1,700,000	1,740,375
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,970,000	2,796,404
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	2,000,000	1,823,760
6% 1/15/27 (a)	2,000,000	1,795,000
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	2,905,000	2,705,281
		62,221,136
Wireless Telecommunication Services - 0.8%
Citizens Utilities Co. 7.05% 10/1/46	1,530,000	787,950
Intelsat Jackson Holdings SA:
8% 2/15/24 (a)	2,040,000	2,134,452
8.5% 10/15/24 (a)	1,860,000	1,841,586
9.5% 9/30/22 (a)	1,000,000	1,152,500
Millicom International Cellular SA 6.625% 10/15/26 (a)	1,835,000	1,853,350
Sprint Communications, Inc. 6% 11/15/22	4,800,000	4,798,080
Sprint Corp.:
7.25% 9/15/21	270,000	281,475
7.625% 3/1/26	1,025,000	1,050,625
7.875% 9/15/23	6,595,000	6,924,750
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	1,060,000	994,757
5.125% 4/15/25	995,000	987,538
6.375% 3/1/25	700,000	720,125
		23,527,188
TOTAL COMMUNICATION SERVICES		107,101,780
CONSUMER DISCRETIONARY - 1.9%
Diversified Consumer Services - 0.1%
Frontdoor, Inc. 6.75% 8/15/26 (a)	460,000	443,325
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,225,000	1,307,688
Service Corp. International 4.625% 12/15/27	1,080,000	1,007,100
		2,758,113
Hotels, Restaurants & Leisure - 1.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	780,000	738,075
5% 10/15/25 (a)	1,410,000	1,328,925
Aramark Services, Inc.:
4.75% 6/1/26	5,480,000	5,219,700
5% 2/1/28 (a)	915,000	869,250
Delta Merger Sub, Inc. 6% 9/15/26 (a)	250,000	241,875
Eldorado Resorts, Inc. 6% 4/1/25	1,075,000	1,048,125
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,325,000	1,316,388
Golden Nugget, Inc. 6.75% 10/15/24 (a)	2,695,000	2,641,100
Hilton Escrow Issuer LLC 4.25% 9/1/24	670,000	638,946
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	655,000	632,075
4.875% 4/1/27	390,000	371,963
MCE Finance Ltd. 4.875% 6/6/25 (a)	215,000	190,972
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	6,050,000	5,577,616
4.5% 1/15/28	1,640,000	1,447,300
Scientific Games Corp.:
5% 10/15/25 (a)	1,720,000	1,610,178
10% 12/1/22	1,980,000	2,051,577
Stars Group Holdings BV 7% 7/15/26 (a)	2,565,000	2,555,381
Station Casinos LLC 5% 10/1/25 (a)	1,145,000	1,046,244
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	2,500,000	2,493,750
7.25% 11/30/21 (a)	3,000,000	3,055,500
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,340,000	1,289,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,260,000	1,150,947
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	1,665,000	1,510,988
5.5% 10/1/27 (a)	1,710,000	1,513,350
		40,539,975
Household Durables - 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	5,000,000	4,881,250
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc. 4.875% 4/15/28	1,250,000	1,153,125
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	1,565,000	1,494,575
6.375% 5/15/25	1,000,000	981,250
		3,628,950
Leisure Products - 0.1%
Mattel, Inc. 6.75% 12/31/25 (a)	2,780,000	2,620,150
Specialty Retail - 0.0%
Sally Holdings LLC 5.625% 12/1/25	180,000	172,800
TOTAL CONSUMER DISCRETIONARY		54,601,238
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	2,450,000	2,376,500
Food Products - 0.4%
CF Industries Holdings, Inc. 5.15% 3/15/34	75,000	64,500
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	665,000	643,388
5.875% 7/15/24 (a)	4,350,000	4,273,875
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	330,000	318,450
4.875% 11/1/26 (a)	5,000,000	4,870,000
Post Holdings, Inc.:
5% 8/15/26 (a)	865,000	793,638
5.625% 1/15/28 (a)	865,000	802,288
5.75% 3/1/27 (a)	720,000	675,000
		12,441,139
Personal Products - 0.1%
Coty, Inc. 6.5% 4/15/26 (a)	1,210,000	1,064,800
Prestige Brands, Inc. 6.375% 3/1/24 (a)	500,000	495,313
		1,560,113
Tobacco - 0.1%
Vector Group Ltd. 6.125% 2/1/25 (a)	3,795,000	3,396,525
TOTAL CONSUMER STAPLES		19,774,277
ENERGY - 3.0%
Energy Equipment & Services - 0.4%
Ensco PLC:
5.2% 3/15/25	2,500,000	1,870,300
7.75% 2/1/26	1,365,000	1,126,125
Jonah Energy LLC 7.25% 10/15/25 (a)	1,445,000	1,069,300
Nabors Industries, Inc.:
5.5% 1/15/23	355,000	312,398
5.75% 2/1/25	1,420,000	1,158,141
Noble Holding International Ltd.:
5.25% 3/15/42	510,000	326,400
6.2% 8/1/40	2,000,000	1,350,000
7.75% 1/15/24	390,000	341,250
7.875% 2/1/26 (a)	515,000	480,238
7.95% 4/1/25 (b)	745,000	636,975
Summit Midstream Holdings LLC 5.75% 4/15/25	1,650,000	1,559,250
Weatherford International Ltd.:
5.95% 4/15/42	150,000	84,000
6.5% 8/1/36	440,000	246,400
9.875% 2/15/24	360,000	241,200
Weatherford International, Inc. 9.875% 3/1/25 (a)	3,790,000	2,491,925
		13,293,902
Oil, Gas & Consumable Fuels - 2.6%
California Resources Corp. 8% 12/15/22 (a)	2,920,000	2,219,200
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,080,000	1,046,250
5.875% 3/31/25	2,230,000	2,296,900
7% 6/30/24	3,345,000	3,604,238
Cheniere Energy Partners LP:
5.25% 10/1/25	4,235,000	4,123,831
5.625% 10/1/26 (a)	615,000	598,088
Chesapeake Energy Corp.:
4.875% 4/15/22	2,000,000	1,860,000
5.75% 3/15/23	1,985,000	1,846,050
8% 1/15/25	1,660,000	1,597,750
8% 6/15/27	875,000	831,250
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,797,000	1,781,276
Comstock Escrow Corp. 9.75% 8/15/26 (a)	2,215,000	2,015,650
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (a)(b)(c)	3,140,000	3,139,982
6.5% 5/15/26 (a)	1,100,000	1,072,500
6.875% 6/15/25 (a)	990,000	979,853
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	900,000	864,000
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,605,000	2,578,950
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	920,000	772,800
DCP Midstream Operating LP 5.375% 7/15/25	1,510,000	1,511,888
Denbury Resources, Inc.:
4.625% 7/15/23	60,000	42,300
5.5% 5/1/22	700,000	535,710
6.375% 8/15/21	225,000	193,500
9.25% 3/31/22 (a)	4,070,000	4,059,825
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	230,000	236,325
5.75% 1/30/28 (a)	230,000	235,750
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	2,780,000	2,418,600
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	3,000,000	2,955,900
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,655,000	2,575,350
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	265,000	240,488
5.75% 10/1/25 (a)	1,000,000	925,000
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	1,250,000	1,150,000
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	1,235,000	1,194,863
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	170,000	160,650
5.375% 1/15/25 (a)	1,290,000	1,235,175
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	2,945,000	2,937,638
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	2,025,000	1,883,250
Sanchez Energy Corp. 7.25% 2/15/23 (a)	3,615,000	3,117,938
SemGroup Corp.:
6.375% 3/15/25	1,750,000	1,645,000
7.25% 3/15/26	1,025,000	984,000
Southwestern Energy Co.:
4.1% 3/15/22	850,000	818,125
7.75% 10/1/27	980,000	990,976
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (a)	815,000	794,625
5.5% 2/15/26 (a)	585,000	557,213
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28	1,385,000	1,280,031
5.125% 2/1/25	2,000,000	1,930,000
5.25% 5/1/23	1,825,000	1,820,438
5.375% 2/1/27	3,000,000	2,880,000
Teine Energy Ltd. 6.875% 9/30/22 (a)	375,000	369,375
		74,908,501
TOTAL ENERGY		88,202,403
FINANCIALS - 1.7%
Capital Markets - 0.1%
MSCI, Inc. 4.75% 8/1/26 (a)	3,775,000	3,595,688
Consumer Finance - 0.6%
Ally Financial, Inc.:
5.75% 11/20/25	7,320,000	7,475,550
8% 11/1/31	1,850,000	2,160,245
Navient Corp.:
5.875% 10/25/24	195,000	175,013
6.5% 6/15/22	770,000	768,491
7.25% 9/25/23	1,320,000	1,326,600
SLM Corp.:
5.5% 1/25/23	1,620,000	1,526,850
6.125% 3/25/24	355,000	331,925
7.25% 1/25/22	1,015,000	1,035,300
Springleaf Financial Corp.:
6.875% 3/15/25	700,000	658,875
7.125% 3/15/26	2,100,000	1,962,240
		17,421,089
Diversified Financial Services - 0.8%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	1,660,000	1,653,775
5.5% 1/15/23 (a)	895,000	897,238
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	230,000	188,600
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	3,200,000	2,936,000
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (a)	1,050,000	1,036,219
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	2,795,000	2,804,587
6.25% 2/1/22	3,690,000	3,749,963
6.375% 12/15/25	1,080,000	1,066,500
6.75% 2/1/24	1,975,000	1,987,344
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	245,000	238,263
5.25% 8/15/22 (a)	915,000	915,000
5.5% 2/15/24 (a)	670,000	674,107
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	490,000	441,000
6.875% 2/15/23 (a)	190,000	177,650
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	3,250,000	3,501,875
Tempo Acquisition LLC 6.75% 6/1/25 (a)	1,335,000	1,258,238
		23,526,359
Insurance - 0.1%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	1,595,000	1,587,025
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	515,000	480,238
Thrifts & Mortgage Finance - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	765,000	810,900
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,965,000	1,748,850
		2,559,750
TOTAL FINANCIALS		49,170,149
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.2%
Hologic, Inc.:
4.375% 10/15/25 (a)	980,000	931,000
4.625% 2/1/28 (a)	185,000	173,090
Teleflex, Inc.:
4.625% 11/15/27	625,000	584,844
4.875% 6/1/26	2,750,000	2,663,265
		4,352,199
Health Care Providers & Services - 1.0%
Community Health Systems, Inc.:
5.125% 8/1/21	1,315,000	1,245,141
6.25% 3/31/23	6,515,000	6,042,663
8.625% 1/15/24 (a)	1,445,000	1,468,481
HCA Holdings, Inc.:
4.5% 2/15/27	1,925,000	1,846,797
5% 3/15/24	3,000,000	3,007,500
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	3,000,000	2,996,250
Tenet Healthcare Corp.:
4.625% 7/15/24	675,000	647,602
5.125% 5/1/25	915,000	867,534
6.75% 6/15/23	1,250,000	1,234,375
8.125% 4/1/22	7,645,000	7,922,131
THC Escrow Corp. III 7% 8/1/25	1,815,000	1,769,625
Wellcare Health Plans, Inc.:
5.25% 4/1/25	895,000	887,169
5.375% 8/15/26 (a)	345,000	342,475
		30,277,743
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	735,000	735,000
Pharmaceuticals - 0.3%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	1,355,000	1,283,863
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	780,000	766,350
5.625% 12/1/21 (a)	2,795,000	2,791,506
5.875% 5/15/23 (a)	775,000	752,719
6.125% 4/15/25 (a)	785,000	736,880
7% 3/15/24 (a)	2,500,000	2,615,625
		8,946,943
TOTAL HEALTH CARE		44,311,885
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.5%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	2,530,000	2,447,775
Bombardier, Inc.:
6.125% 1/15/23 (a)	3,450,000	3,277,500
7.5% 12/1/24 (a)	2,040,000	1,940,550
7.5% 3/15/25 (a)	780,000	741,000
BWX Technologies, Inc. 5.375% 7/15/26 (a)	1,925,000	1,867,250
TransDigm, Inc.:
6% 7/15/22	1,470,000	1,471,838
6.375% 6/15/26	1,470,000	1,434,926
6.5% 5/15/25 (Reg. S)	1,805,000	1,798,231
		14,979,070
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	2,815,000	2,818,519
Commercial Services & Supplies - 0.3%
APX Group, Inc.:
7.625% 9/1/23	765,000	621,563
8.75% 12/1/20	1,680,000	1,608,600
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	1,030,000	908,975
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,800,000	1,665,000
Multi-Color Corp. 4.875% 11/1/25 (a)	1,250,000	1,121,875
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,105,000	872,950
Tervita Escrow Corp. 7.625% 12/1/21 (a)	240,000	235,200
		7,034,163
Construction & Engineering - 0.1%
AECOM:
5.125% 3/15/27	1,825,000	1,659,838
5.875% 10/15/24	1,905,000	1,912,144
		3,571,982
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (a)	715,000	688,188
Machinery - 0.1%
U.S.A. Compression Partners LP 6.875% 4/1/26 (a)	1,500,000	1,464,375
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	3,240,000	2,543,400
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	410,000	272,650
11.25% 8/15/22 (a)	850,000	671,500
		3,487,550
Trading Companies & Distributors - 0.1%
Avantor, Inc. 6% 10/1/24 (a)	780,000	773,175
FLY Leasing Ltd.:
5.25% 10/15/24	1,745,000	1,622,850
6.375% 10/15/21	1,500,000	1,515,000
		3,911,025
TOTAL INDUSTRIALS		37,954,872
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.1%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	2,835,000	2,707,425
IT Services - 0.0%
Gartner, Inc. 5.125% 4/1/25 (a)	350,000	345,188
Semiconductors & Semiconductor Equipment - 0.1%
Qorvo, Inc. 5.5% 7/15/26 (a)	1,105,000	1,071,850
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,000,000	1,018,140
		2,089,990
Software - 0.4%
CDK Global, Inc.:
4.875% 6/1/27	485,000	452,263
5.875% 6/15/26	985,000	980,075
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	1,535,000	1,581,050
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,365,000	2,332,481
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	127,000	127,238
5.625% 12/15/26	1,085,000	1,041,926
Open Text Corp. 5.875% 6/1/26 (a)	3,330,000	3,354,975
Symantec Corp. 5% 4/15/25 (a)	1,690,000	1,636,072
		11,506,080
TOTAL INFORMATION TECHNOLOGY		16,648,683
MATERIALS - 1.4%
Chemicals - 0.5%
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	2,020,000	1,878,600
5.25% 6/1/27 (a)	390,000	357,338
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	1,235,000	1,154,725
OCI NV 6.625% 4/15/23 (a)	2,620,000	2,659,300
Olin Corp.:
5% 2/1/30	445,000	396,050
5.125% 9/15/27	1,495,000	1,403,880
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	1,390,000	1,355,250
The Chemours Co. LLC 5.375% 5/15/27	1,380,000	1,245,450
TPC Group, Inc. 8.75% 12/15/20 (a)	2,940,000	2,837,100
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,240,000	1,094,300
Tronox Finance PLC 5.75% 10/1/25 (a)	245,000	207,638
Tronox, Inc. 6.5% 4/15/26 (a)	580,000	501,700
Valvoline, Inc. 4.375% 8/15/25	1,025,000	944,281
		16,035,612
Containers & Packaging - 0.5%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (a)(b)	1,641,740	1,391,375
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	2,500,000	2,431,250
6% 2/15/25 (a)	1,480,000	1,378,250
7.25% 5/15/24 (a)	1,500,000	1,515,000
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	980,000	944,524
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	2,120,000	1,971,600
Flex Acquisition Co., Inc. 6.875% 1/15/25 (a)	190,000	175,513
OI European Group BV 4% 3/15/23 (a)	1,445,000	1,351,075
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	2,000,000	1,915,000
Silgan Holdings, Inc. 4.75% 3/15/25	695,000	653,300
		13,726,887
Metals & Mining - 0.4%
Commercial Metals Co. 5.375% 7/15/27	1,740,000	1,587,750
Constellium NV 5.875% 2/15/26 (a)	820,000	744,150
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	900,000	790,875
6.875% 3/1/26 (a)	915,000	784,613
7.25% 5/15/22 (a)	565,000	545,931
7.25% 4/1/23 (a)	2,395,000	2,218,369
7.5% 4/1/25 (a)	870,000	783,000
FMG Resources (August 2006) Pty Ltd.:
5.125% 3/15/23 (a)	560,000	530,600
5.125% 5/15/24 (a)	1,030,000	959,188
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,480,000	1,407,850
3.875% 3/15/23	1,645,000	1,531,906
		11,884,232
TOTAL MATERIALS		41,646,731
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,170,000	1,131,975
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	595,000	565,250
5.25% 8/1/26	1,035,000	1,011,713
5.5% 5/1/24	1,500,000	1,507,500
		4,216,438
Real Estate Management & Development - 0.1%
Howard Hughes Corp. 5.375% 3/15/25 (a)	2,345,000	2,221,888
TOTAL REAL ESTATE		6,438,326
UTILITIES - 0.7%
Electric Utilities - 0.3%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	900,000	866,250
DPL, Inc. 6.75% 10/1/19	245,000	248,063
InterGen NV 7% 6/30/23 (a)	3,045,000	2,763,338
NRG Yield Operating LLC 5% 9/15/26	885,000	803,138
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	1,764,901	1,888,445
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	1,805,000	1,775,669
		8,344,903
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc.:
5.875% 6/1/23	865,000	874,731
7.625% 11/1/24	1,009,000	1,072,063
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,365,000	1,286,513
4.5% 9/15/27 (a)	250,000	229,375
NRG Energy, Inc.:
5.75% 1/15/28	600,000	585,000
6.625% 1/15/27	1,910,000	1,945,660
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	275,000	261,250
5% 1/31/28 (a)	280,000	250,684
The AES Corp.:
4.5% 3/15/23	755,000	748,394
5.125% 9/1/27	1,150,000	1,132,750
6% 5/15/26	2,000,000	2,060,000
		10,446,420
TOTAL UTILITIES		18,791,323

TOTAL NONCONVERTIBLE BONDS		484,641,667

TOTAL CORPORATE BONDS
(Cost $504,391,037)		486,590,784

Bank Loan Obligations - 0.3%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5555% 2/22/24 (b)(c)	1,030,000	1,016,486
Media - 0.1%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5525% 8/19/23 (b)(c)	1,475,100	1,396,920

TOTAL COMMUNICATION SERVICES		2,413,406

CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.3% 10/20/24 (b)(c)	1,349,800	1,332,928
3 month U.S. LIBOR + 7.000% 9.31% 10/20/25 (b)(c)	455,000	450,450
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.2157% 8/14/24 (b)(c)	451,817	439,311
		2,222,689
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0651% 12/31/22 (b)(c)	475,000	477,769
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7321% 6/21/24 (b)(c)	1,471,375	1,445,317
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 2/1/24 (b)(c)	408,775	400,694
Software - 0.0%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6361% 6/13/25 (b)(c)	55,000	52,443
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 6/13/24 (b)(c)	244,022	235,698
		288,141

TOTAL INFORMATION TECHNOLOGY		688,835

TOTAL BANK LOAN OBLIGATIONS
(Cost $7,367,590)		7,248,016
	Shares	Value

Fixed-Income Funds - 81.8%
High Yield Fixed-Income Funds - 81.8%
Artisan High Income Fund Investor Shares	35,433,807	334,495,142
BlackRock High Yield Bond Portfolio Institutional Class	18,559,719	136,785,128
Eaton Vance Income Fund of Boston Class A	20,135,638	109,135,158
Fidelity Advisor High Income Advantage Fund Class I (d)	17,365,289	176,257,682
Fidelity Capital & Income Fund (d)	49,482,427	475,031,269
Hotchkis & Wiley High Yield Fund Class A	33,221,440	380,053,278
MainStay High Yield Corporate Bond Fund Class A	44,194,339	241,301,090
Prudential High Yield Fund	41,448,620	218,019,743
T. Rowe Price High Yield Fund Advisor Class	48,708,622	306,377,235
TOTAL FIXED-INCOME FUNDS
(Cost $2,371,759,317)		2,377,455,725
	Principal Amount	Value

Preferred Securities - 0.7%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Andeavor Logistics LP 6.875% (b)(e)	2,055,000	1,998,111
FINANCIALS - 0.6%
Banks - 0.6%
Bank of America Corp.:
5.2% (b)(e)	1,200,000	1,200,000
6.25% (b)(e)	6,000,000	6,225,124
Barclays PLC 7.875% (Reg. S) (b)(e)	2,640,000	2,670,779
Credit Agricole SA 6.625% (a)(b)(e)	1,720,000	1,728,652
Royal Bank of Scotland Group PLC:
7.5% (b)(e)	1,840,000	1,845,106
8.625% (b)(e)	2,000,000	2,089,382
Wells Fargo & Co. 5.9% (b)(e)	2,250,000	2,306,347
		18,065,390
TOTAL PREFERRED SECURITIES
(Cost $20,038,035)		20,063,501
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 2.27% (f)	9,107,550	9,109,372
State Street Institutional U.S. Government Money Market Fund Premier Class 2.15% (g)	1,951	1,951
TOTAL MONEY MARKET FUNDS
(Cost $9,111,323)		9,111,323
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,912,667,302)		2,900,469,349
NET OTHER ASSETS (LIABILITIES) - 0.2%		5,167,210
NET ASSETS - 100%		$2,905,636,559

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $273,839,590 or 9.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated Fund

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$180,979
Total	$180,979

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor High Income Advantage Fund Class I	$155,353,011	$29,319,388	$1,262,138	$5,612,980	$(65,849)	$(7,086,730)	$176,257,682
Fidelity Capital & Income Fund	507,022,434	54,094,045	52,027,472	23,253,911	(1,295,201)	(32,762,537)	475,031,269
Fidelity High Income Fund	75,795,352	2,317,363	77,510,716	2,488,446	12,635,010	(13,237,009)	--
Total	$738,170,797	$85,730,796	$130,800,326	$31,355,337	$11,273,960	$(53,086,276)	$651,288,951

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$486,590,784	$--	$486,590,784	$--
Bank Loan Obligations	7,248,016	--	7,248,016	--
Fixed-Income Funds	2,377,455,725	2,377,455,725	--	--
Preferred Securities	20,063,501	--	20,063,501	--
Money Market Funds	9,111,323	9,111,323	--	--
Total Investments in Securities:	$2,900,469,349	$2,386,567,048	$513,902,301	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Income Opportunities Fund of Funds

November 30, 2018

ODF-QTLY-0119
1.941264.106

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.1%
	Shares	Value
High Yield Fixed-Income Funds - 100.1%
BlackRock High Yield Bond Portfolio Institutional Class	338,008	$2,491,122
Fidelity Capital & Income Fund (a)	137,369	1,318,741
Hotchkis & Wiley High Yield Fund Class I	214,210	2,465,560
MainStay High Yield Corporate Bond Fund Class I	447,023	2,445,213
T. Rowe Price High Yield Fund Advisor Class	476,281	2,995,808

TOTAL HIGH YIELD FIXED-INCOME FUNDS		11,716,444

TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $12,027,364)		11,716,444
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(10,689)
NET ASSETS - 100%		$11,705,755

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Capital & Income Fund	$1,349,255	$71,329	$10,812	$61,335	$(789)	$(90,242)	$1,318,741
Total	$1,349,255	$71,329	$10,812	$61,335	$(789)	$(90,242)	$1,318,741

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® International Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

November 30, 2018

SIT-QTLY-0119
1.912869.108

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 42.4%
	Shares	Value
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.2%
Deutsche Telekom AG	153,440	$2,698,006
Hellenic Telecommunications Organization SA	488,279	5,771,030
Inmarsat PLC	1,129,600	5,877,041
Nippon Telegraph & Telephone Corp.	260,000	10,725,273
Nippon Telegraph & Telephone Corp. sponsored ADR	24,984	1,030,840
Telecom Italia SpA (a)	3,188,547	2,077,630
Telefonica SA	504,925	4,542,509
		32,722,329
Entertainment - 0.2%
Nintendo Co. Ltd.	28,500	8,668,068
Square Enix Holdings Co. Ltd.	161,300	5,257,543
Ubisoft Entertainment SA (a)	24,381	1,988,305
Vivendi SA	669,685	16,703,444
		32,617,360
Interactive Media & Services - 0.4%
Baidu.com, Inc. sponsored ADR (a)	216,053	40,678,459
NAVER Corp.	64,570	7,290,998
realestate.com.au Ltd.	13,657	759,323
Tencent Holdings Ltd.	332,100	13,276,908
Yandex NV Series A (a)	122,033	3,599,974
		65,605,662
Media - 0.2%
Informa PLC	687,269	6,053,201
Mediaset Espana Comunicacion SA	528,100	3,676,851
Pearson PLC sponsored ADR (b)	3,435	42,147
Publicis Groupe SA	111,400	6,617,011
WPP PLC	593,610	6,552,588
		22,941,798
Wireless Telecommunication Services - 1.7%
Advanced Info Service PCL (For. Reg.)	1,233,500	6,692,394
China Mobile Ltd.	5,305,417	52,885,751
KDDI Corp.	3,049,100	71,643,811
NTT DOCOMO, Inc.	123,200	2,858,188
Rogers Communications, Inc. Class B (non-vtg.)	271,134	14,462,249
SK Telecom Co. Ltd.	138,408	35,845,156
SoftBank Corp.	296,300	25,013,546
Tele2 AB (B Shares)	325,991	4,076,835
Vodafone Group PLC	19,786,755	42,752,087
Vodafone Group PLC sponsored ADR	100,469	2,159,079
		258,389,096

TOTAL COMMUNICATION SERVICES		412,276,245

CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.3%
Aisin Seiki Co. Ltd.	6,600	261,058
Bridgestone Corp.	164,800	6,678,236
Continental AG	29,483	4,455,181
Faurecia SA	35,664	1,389,715
Koito Manufacturing Co. Ltd.	245,400	13,165,538
Michelin CGDE Series B	24,810	2,599,865
Motherson Sumi Systems Ltd. (a)	590,046	1,319,026
Toyota Industries Corp.	172,900	8,864,714
		38,733,333
Automobiles - 0.1%
Daimler AG (Germany)	44,391	2,497,425
Ferrari NV	35,827	3,915,638
Fiat Chrysler Automobiles NV	54,776	903,638
Honda Motor Co. Ltd. sponsored ADR	108,700	3,062,079
Maruti Suzuki India Ltd.	33,903	3,729,379
Peugeot Citroen SA	110,200	2,420,294
Renault SA	28,990	2,036,455
Yamaha Motor Co. Ltd.	91,500	1,882,152
		20,447,060
Distributors - 0.0%
Inchcape PLC	765,700	5,673,656
Diversified Consumer Services - 0.0%
SG Holdings Co. Ltd.	21,900	536,141
Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd.	263,946	4,564,443
Carnival PLC	531,524	31,024,482
Compass Group PLC	2,516,269	53,818,682
Galaxy Entertainment Group Ltd.	605,000	3,715,523
Greggs PLC	147,243	2,615,484
InterContinental Hotel Group PLC	54,540	2,918,899
Kindred Group PLC (depositary receipt)	205,421	2,002,390
Paddy Power Betfair PLC	66,058	5,871,165
TUI AG	241,050	3,454,822
TUI AG (GB)	238,387	3,393,051
Whitbread PLC	119,108	6,978,539
Yum China Holdings, Inc.	237,963	8,526,214
		128,883,694
Household Durables - 0.2%
Barratt Developments PLC	673,700	3,967,812
Panasonic Corp.	84,600	872,979
Persimmon PLC	165,500	4,006,879
Sony Corp.	255,000	13,475,441
Techtronic Industries Co. Ltd.	1,877,000	10,099,911
		32,423,022
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	85,290	13,719,749
Ctrip.com International Ltd. ADR (a)	105,163	3,033,953
Just Eat Holding Ltd. (a)	727,930	5,403,993
Zozo, Inc.	90,700	2,017,509
		24,175,204
Leisure Products - 0.1%
Sega Sammy Holdings, Inc.	510,800	7,208,753
Technogym SpA (c)	138,088	1,539,063
		8,747,816
Multiline Retail - 0.0%
Debenhams PLC (b)	913,233	76,454
Dollarama, Inc.	17,300	457,288
Wesfarmers Ltd.	114,405	2,641,512
		3,175,254
Specialty Retail - 0.3%
Dufry AG (b)	51,532	5,472,744
Esprit Holdings Ltd. (a)	5,299,750	1,232,815
Fast Retailing Co. Ltd.	6,200	3,224,666
Fast Retailing Co. Ltd. ADR	700	36,271
Hotel Shilla Co.	20,486	1,578,097
Kingfisher PLC	100,862	321,265
Mr Price Group Ltd.	167,394	2,911,058
Nitori Holdings Co. Ltd.	21,900	2,933,441
USS Co. Ltd.	936,200	16,610,200
Via Varejo SA	705,900	945,581
WH Smith PLC	93,698	2,275,663
		37,541,801
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	22,050	4,862,754
Burberry Group PLC	73,064	1,653,954
Compagnie Financiere Richemont SA Series A	524,845	34,104,765
ECLAT Textile Co. Ltd.	135,000	1,693,874
Gildan Activewear, Inc.	416,707	13,690,032
Hermes International SCA	6,007	3,248,611
Kering SA	25,635	11,144,211
Li Ning Co. Ltd. (a)	1,946,000	2,084,289
lululemon athletica, Inc. (a)	41,037	5,439,454
LVMH Moet Hennessy - Louis Vuitton SA (b)	82,994	23,728,969
Moncler SpA	50,177	1,634,859
Puma AG	5,029	2,522,146
Seiko Holdings Corp.	35,900	796,970
Shenzhou International Group Holdings Ltd.	221,000	2,683,410
Titan Co. Ltd.	149,570	1,990,902
		111,279,200

TOTAL CONSUMER DISCRETIONARY		411,616,181

CONSUMER STAPLES - 5.3%
Beverages - 1.1%
Asahi Group Holdings	8,800	368,543
Coca-Cola Amatil Ltd.	165,401	1,044,503
Coca-Cola HBC AG	48,587	1,445,026
Diageo PLC	1,640,898	59,258,548
Diageo PLC sponsored ADR	6,033	870,864
Fever-Tree Drinks PLC	64,312	1,960,234
Heineken Holding NV	149,596	13,201,427
Heineken NV (Bearer)	275,878	25,241,822
ITO EN Ltd.	434,200	19,928,485
Pernod Ricard SA (b)	260,330	41,614,407
Royal Unibrew A/S	28,906	2,093,262
Treasury Wine Estates Ltd.	122,279	1,264,638
		168,291,759
Food & Staples Retailing - 0.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	168,105	8,822,460
Bidcorp Ltd.	80,872	1,494,808
Carrefour SA	112,655	2,027,834
Coles Group Ltd. (a)	114,405	979,174
Kesko Oyj	22,170	1,291,577
Koninklijke Ahold Delhaize NV	114,955	2,954,841
Metcash Ltd.	297,973	603,274
Seven & i Holdings Co. Ltd.	325,300	14,165,158
Sundrug Co. Ltd.	366,400	12,362,349
Tesco PLC	6,673,537	16,845,539
Welcia Holdings Co. Ltd.	31,500	1,595,604
WM Morrison Supermarkets PLC	137,100	415,086
Woolworths Group Ltd.	306,028	6,468,706
		70,026,410
Food Products - 1.6%
Aryzta AG (b)	5,522,440	7,396,051
Associated British Foods PLC	42,817	1,322,524
China Mengniu Dairy Co. Ltd.	955,000	2,953,860
Costa Group Holdings Ltd.	97,349	541,470
Danone SA	612,052	45,699,164
Ezaki Glico Co. Ltd.	31,200	1,519,940
Kerry Group PLC Class A	182,045	18,806,000
Kikkoman Corp.	19,200	1,119,711
Lindt & Spruengli AG (participation certificate)	213	1,454,041
M. Dias Branco SA	177,700	1,856,958
Marine Harvest ASA	220,200	5,152,181
Nestle SA (Reg. S)	1,492,695	127,346,286
Nissin Food Holdings Co. Ltd.	69,700	4,500,736
Orkla ASA	54,309	448,634
Toyo Suisan Kaisha Ltd.	479,900	16,445,501
Yakult Honsha Co. Ltd.	68,100	5,129,322
		241,692,379
Household Products - 0.6%
Colgate-Palmolive Co.	480,943	30,549,499
Reckitt Benckiser Group PLC	663,494	55,230,317
Unicharm Corp.	89,400	2,798,992
		88,578,808
Personal Products - 1.0%
Beiersdorf AG	17,971	1,923,413
Fancl Corp.	85,400	2,228,382
Kao Corp.	638,300	46,997,414
Kobayashi Pharmaceutical Co. Ltd.	271,500	18,894,860
Kose Corp.	52,300	7,800,194
L'Oreal SA	225,159	52,994,231
Shiseido Co. Ltd.	148,900	9,475,872
Unilever NV (Certificaten Van Aandelen) (Bearer)	278,288	15,443,401
Unilever PLC	137,400	7,446,286
Unilever PLC sponsored ADR	27,327	1,483,583
		164,687,636
Tobacco - 0.6%
British American Tobacco PLC:
(United Kingdom)	1,618,471	56,665,603
sponsored ADR	23,300	812,471
Imperial Tobacco Group PLC	425,103	13,054,669
Japan Tobacco, Inc.	675,700	16,806,933
Swedish Match Co. AB	40,174	1,568,364
		88,908,040

TOTAL CONSUMER STAPLES		822,185,032

ENERGY - 2.0%
Energy Equipment & Services - 0.1%
Core Laboratories NV (b)	80,620	6,700,328
TechnipFMC PLC	352,100	8,129,989
Tenaris SA	386,589	4,682,349
TGS Nopec Geophysical Co. ASA	95,282	2,663,952
		22,176,618
Oil, Gas & Consumable Fuels - 1.9%
Aker Bp ASA	21,801	617,896
BP PLC	7,269,711	48,347,213
BP PLC sponsored ADR	254,278	10,260,117
Cairn Energy PLC (a)	2,269,067	5,062,769
Caltex Australia Ltd.	378,310	7,612,232
CNOOC Ltd. sponsored ADR	9,800	1,650,614
Enbridge, Inc.	246,474	8,099,240
Encana Corp.	2,950,974	19,878,235
Eni SpA	2,155,467	34,779,182
Eni SpA sponsored ADR (b)	5,530	178,343
Equinor ASA	177,947	4,151,134
Galp Energia SGPS SA Class B	589,337	9,684,240
Gazprom OAO sponsored ADR (Reg. S)	821,429	3,910,002
Idemitsu Kosan Co. Ltd.	9,100	331,084
INPEX Corp.	180,800	1,919,253
JX Holdings, Inc.	2,683,500	16,224,165
Lundin Petroleum AB	65,844	1,732,232
Neste Oyj	87,508	6,837,660
Oil Search Ltd. ADR	1,169,451	6,248,235
Origin Energy Ltd. (a)	1,004	4,755
Repsol SA	230,092	3,963,644
Royal Dutch Shell PLC:
Class A (b)	430,567	13,023,677
Class B sponsored ADR (b)	54,073	3,354,148
Class B (United Kingdom)	1,118,397	34,248,914
Santos Ltd.	41,076	165,724
Showa Shell Sekiyu K.K.	68,900	1,067,657
SK Energy Co. Ltd.	24,642	4,322,193
Suncor Energy, Inc. (b)	368,728	11,888,991
Total SA (b)	470,882	26,190,342
Total SA sponsored ADR	11,817	657,143
		286,411,034

TOTAL ENERGY		308,587,652

FINANCIALS - 7.8%
Banks - 3.2%
AIB Group PLC	3,405,421	14,943,054
Akbank T.A.S.	3,633,883	5,338,616
Banco Bilbao Vizcaya Argentaria SA	189,685	1,077,648
Banco Comercial Portugues SA (Reg.) (a)	1,589,725	446,512
Banco Santander SA (Spain)	129,244	613,964
Bankia SA	1,603,649	5,295,787
Bankinter SA	655,849	5,479,552
Barclays PLC	22,838,232	47,422,912
Barclays PLC sponsored ADR	241,275	1,995,344
BNP Paribas SA	839,493	42,173,558
CaixaBank SA	3,554,061	14,681,229
Canadian Imperial Bank of Commerce	39,336	3,301,068
Chiba Bank Ltd.	686,200	4,503,537
China Merchants Bank Co. Ltd. (H Shares)	469,500	1,941,248
Commerzbank AG (a)	157,669	1,357,649
Credicorp Ltd. (United States)	25,284	5,544,528
Danske Bank A/S	69,202	1,379,327
DBS Group Holdings Ltd.	718,400	12,766,668
DNB ASA	345,468	5,928,728
Erste Group Bank AG	208,963	8,244,360
Erste Group Bank AG ADR	3,744	74,169
FinecoBank SpA	408,008	4,374,248
HDFC Bank Ltd.	629,503	19,258,625
HSBC Holdings PLC (United Kingdom)	1,323,600	11,257,913
ING Groep NV (Certificaten Van Aandelen)	615,190	7,451,003
Intesa Sanpaolo SpA	7,341,130	17,053,142
Jyske Bank A/S (Reg.)	201,269	7,895,117
KBC Groep NV	477,419	34,266,816
Lloyds Banking Group PLC	23,082,127	16,337,324
Mebuki Financial Group, Inc.	1,133,600	3,425,316
Mediobanca SpA	662,800	5,857,278
Mitsubishi UFJ Financial Group, Inc.	5,136,300	28,102,800
Mizuho Financial Group, Inc.	28,700	47,604
National Bank of Abu Dhabi PJSC	639,517	2,367,840
North Pacific Bank Ltd.	1,009,100	2,924,670
PT Bank Central Asia Tbk	5,789,200	10,544,217
Resona Holdings, Inc.	1,240,600	6,578,136
Sberbank of Russia sponsored ADR	171,329	2,031,105
Shinsei Bank Ltd.	177,200	2,432,080
Societe Generale Series A	55,701	2,045,603
Sumitomo Mitsui Financial Group, Inc.	973,500	35,839,229
Sumitomo Mitsui Trust Holdings, Inc.	68,500	2,746,879
Svenska Handelsbanken AB (A Shares)	1,364,347	15,043,651
Sydbank A/S	113,318	2,794,941
The Bank of NT Butterfield & Son Ltd.	28,888	1,146,276
The Hachijuni Bank Ltd.	673,200	3,089,787
The Toronto-Dominion Bank	316,532	17,524,626
Turkiye Is Bankasi A/S Series C	1,477,591	1,207,238
UniCredit SpA	3,695,678	47,637,625
Yapi ve Kredi Bankasi A/S (a)	272,103	90,284
		495,880,831
Capital Markets - 1.2%
3i Group PLC	962,156	10,220,163
ASX Ltd.	63,774	2,810,263
Banca Generali SpA	132,835	2,930,955
Brookfield Asset Management, Inc. Class A	252,432	11,065,096
Close Brothers Group PLC	70,193	1,345,229
Daiwa Securities Group, Inc.	2,285,400	12,613,338
Deutsche Borse AG	86,349	11,060,616
Euronext NV (c)	22,476	1,315,511
Hargreaves Lansdown PLC	58,209	1,410,396
IG Group Holdings PLC	356,982	2,690,641
Intermediate Capital Group PLC	229,757	2,971,594
Japan Exchange Group, Inc.	183,500	3,305,797
Julius Baer Group Ltd.	376,084	15,169,315
London Stock Exchange Group PLC	117,796	6,053,596
Macquarie Group Ltd.	187,759	15,702,206
Nomura Holdings, Inc.	610,800	2,749,511
Partners Group Holding AG	14,804	9,698,432
Pinnacle Investment Management Group Ltd.	25,573	103,924
SBI Holdings, Inc. Japan	63,000	1,429,661
Thomson Reuters Corp. (b)	254,698	12,868,609
TMX Group Ltd.	160,233	9,511,592
UBS Group AG	3,354,436	45,311,159
		182,337,604
Consumer Finance - 0.1%
AEON Financial Service Co. Ltd.	612,300	11,866,802
Afterpay Touch Group Ltd. (a)	7,925	83,526
Credit Saison Co. Ltd.	21,600	277,243
Hitachi Capital Corp.	23,500	580,694
		12,808,265
Diversified Financial Services - 0.9%
Cerved Information Solutions SpA	291,198	2,233,482
Challenger Ltd.	413,400	2,876,507
EXOR NV	44,287	2,602,127
First Pacific Co. Ltd.	2,850,500	1,099,079
Groupe Bruxelles Lambert SA	95,301	8,577,276
Industrivarden AB:
(A Shares)	18,212	381,098
(C Shares)	11,912	244,229
Investor AB:
(A Shares)	81,634	3,549,207
(B Shares)	155,912	6,828,263
Kinnevik AB (B Shares)	22,763	577,348
Linde PLC	483,445	76,896,786
Nishi-Nippon Financial Holdings, Inc.	38,500	417,848
ORIX Corp.	1,667,500	27,021,682
RMB Holdings Ltd.	506,199	2,857,762
Standard Life PLC	1,520,837	5,143,257
Uniper SE	55,096	1,414,023
Zenkoku Hosho Co. Ltd.	47,900	1,637,246
		144,357,220
Insurance - 2.4%
AEGON NV	439,219	2,445,551
AEGON NV (NY Reg.) (b)	478,993	2,644,041
AIA Group Ltd.	4,634,800	37,823,617
Allianz SE	104,725	22,207,134
Aon PLC	103,294	17,054,872
Assicurazioni Generali SpA	298,512	5,032,008
Aviva PLC	6,783,721	35,264,524
AXA SA	343,057	8,354,195
Beazley PLC	357,826	2,548,815
Dai-ichi Mutual Life Insurance Co.	378,200	6,590,139
Fairfax Financial Holdings Ltd. (sub. vtg.)	24,589	11,625,573
Hannover Reuck SE	4,013	557,441
Hiscox Ltd.	1,247,686	26,805,105
Insurance Australia Group Ltd.	216,752	1,153,327
Japan Post Holdings Co. Ltd.	569,600	6,934,654
Jardine Lloyd Thompson Group PLC	259,188	6,242,109
Manulife Financial Corp.	748,600	12,378,536
Medibank Private Ltd.	476,482	842,791
MS&AD Insurance Group Holdings, Inc.	526,000	15,963,265
Muenchener Rueckversicherungs AG	20,187	4,385,626
NKSJ Holdings, Inc.	647,700	25,025,875
NN Group NV	160,175	6,812,723
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,019,500	9,864,027
Prudential PLC	2,159,866	42,579,293
Sampo Oyj (A Shares)	47,674	2,128,106
Societa Cattolica Di Assicurazioni SCRL	75,279	620,426
Sony Financial Holdings, Inc.	58,400	1,224,437
Swiss Re Ltd.	80,188	7,324,916
T&D Holdings, Inc.	44,200	628,063
Talanx AG	126,500	4,514,000
Tokio Marine Holdings, Inc.	411,000	20,293,838
Unipol Gruppo SpA	156,166	647,602
Vienna Insurance Group AG	6,717	172,770
Zurich Insurance Group AG	38,072	11,967,008
		360,656,407
Thrifts & Mortgage Finance - 0.0%
Aareal Bank AG	10,742	352,791

TOTAL FINANCIALS		1,196,393,118

HEALTH CARE - 5.2%
Biotechnology - 0.2%
Abcam PLC	90,244	1,305,175
CSL Ltd.	154,180	19,991,235
Grifols SA	28,220	791,029
Grifols SA ADR	26,171	516,092
Shire PLC sponsored ADR	42,670	7,491,999
Swedish Orphan Biovitrum AB (a)	124,911	2,697,545
		32,793,075
Health Care Equipment & Supplies - 1.1%
Ambu A/S Series B	44,464	888,275
Ansell Ltd.	3,476	57,951
ASAHI INTECC Co. Ltd.	68,300	3,200,951
Carl Zeiss Meditec AG	19,810	1,368,041
Cochlear Ltd.	6,869	849,879
Coloplast A/S Series B	82,325	7,849,812
Dentsply Sirona, Inc.	171,604	6,483,199
DiaSorin S.p.A.	19,166	1,629,507
Elekta AB (B Shares)	56,124	675,992
Essilor International SA	166,948	21,108,179
Hoya Corp.	227,500	13,828,569
Koninklijke Philips Electronics NV	922,012	34,962,588
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	79,280	3,008,676
Mani, Inc.	14,300	672,704
Nihon Kohden Corp.	503,700	16,395,820
Olympus Corp.	82,800	2,330,494
Smith & Nephew PLC	233,472	4,260,982
Smith & Nephew PLC sponsored ADR (b)	64,234	2,393,359
Straumann Holding AG	898	549,200
Sysmex Corp.	1,500	79,932
Terumo Corp.	779,200	45,887,786
William Demant Holding A/S (a)	7,018	204,926
		168,686,822
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG & Co. KGaA	22,392	1,826,035
Fresenius SE & Co. KGaA	184,495	10,486,466
NMC Health PLC	44,785	1,882,079
Orpea	26,000	2,755,079
Sonic Healthcare Ltd.	330,145	5,501,708
Suzuken Co. Ltd.	7,100	382,161
Toho Holdings Co. Ltd.	29,300	778,219
		23,611,747
Health Care Technology - 0.0%
M3, Inc.	195,300	3,155,356
Life Sciences Tools & Services - 0.2%
Eurofins Scientific SA	5,144	2,230,409
ICON PLC (a)	41,698	6,034,535
Lonza Group AG	56,194	18,162,297
QIAGEN NV (a)	153,372	5,435,504
Sartorius Stedim Biotech	10,156	1,027,886
		32,890,631
Pharmaceuticals - 3.5%
Allergan PLC	76,600	11,995,560
Astellas Pharma, Inc.	1,069,800	16,485,396
AstraZeneca PLC:
(United Kingdom)	676,060	52,644,212
sponsored ADR	315,301	12,555,286
Bayer AG	567,205	41,621,906
Chugai Pharmaceutical Co. Ltd.	33,900	2,320,425
Daiichi Sankyo Kabushiki Kaisha	75,800	2,782,527
Dainippon Sumitomo Pharma Co. Ltd.	10,400	338,986
Dechra Pharmaceuticals PLC	23,198	638,497
Eisai Co. Ltd.	5,700	522,975
GlaxoSmithKline PLC	663,442	13,753,111
GlaxoSmithKline PLC sponsored ADR	227,070	9,507,421
Ipsen SA	18,241	2,347,977
Merck KGaA	110,438	12,172,615
Mitsubishi Tanabe Pharma Corp.	17,900	274,851
Novartis AG	807,705	73,744,617
Novartis AG sponsored ADR	116,421	10,656,014
Novo Nordisk A/S:
Series B	604,568	28,119,333
Series B sponsored ADR	120,044	5,596,451
Ono Pharmaceutical Co. Ltd.	105,900	2,561,322
Otsuka Holdings Co. Ltd.	54,400	2,652,548
Recordati SpA	94,233	3,030,812
Roche Holding AG:
(participation certificate)	351,509	91,246,173
sponsored ADR	168,921	5,478,108
Rohto Pharmaceutical Co. Ltd.	391,300	12,357,931
Sanofi SA	183,361	16,623,565
Santen Pharmaceutical Co. Ltd.	2,329,100	39,866,461
Shionogi & Co. Ltd.	230,400	15,238,895
Takeda Pharmaceutical Co. Ltd. (b)	1,211,800	45,618,907
Teva Pharmaceutical Industries Ltd. sponsored ADR	84,201	1,813,690
Towa Pharmaceutical Co. Ltd.	7,600	565,071
UCB SA	39,660	3,333,308
		538,464,951

TOTAL HEALTH CARE		799,602,582

INDUSTRIALS - 6.7%
Aerospace & Defense - 0.7%
Airbus Group NV	208,862	22,399,243
BAE Systems PLC	863,078	5,425,617
Cobham PLC (a)	13,765,637	17,900,451
Leonardo SpA	159,766	1,574,664
Meggitt PLC	228,972	1,511,940
MTU Aero Engines Holdings AG	55,990	11,637,721
QinetiQ Group PLC	234,119	885,730
Rolls-Royce Holdings PLC	2,395,534	26,001,404
Safran SA	138,481	17,333,477
Senior Engineering Group PLC	325,958	997,675
Thales SA	70,841	8,685,562
		114,353,484
Air Freight & Logistics - 0.2%
Deutsche Post AG	731,054	23,366,660
Yamato Holdings Co. Ltd.	278,500	7,356,581
		30,723,241
Airlines - 0.4%
Deutsche Lufthansa AG	88,456	2,153,032
International Consolidated Airlines Group SA (b)	107,224	857,001
International Consolidated Airlines Group SA CDI	407,561	3,248,957
Japan Airlines Co. Ltd.	891,600	32,156,194
Qantas Airways Ltd.	2,508,309	10,926,605
Ryanair Holdings PLC sponsored ADR (a)	144,423	11,890,346
		61,232,135
Building Products - 0.3%
Agc, Inc.	49,700	1,687,825
Belimo Holding AG (Reg.)	236	963,796
Compagnie de St. Gobain	63,422	2,357,202
Daikin Industries Ltd.	235,500	26,259,426
Geberit AG (Reg.)	15,635	6,090,928
Kingspan Group PLC (Ireland)	78,315	3,370,869
Nichias Corp.	63,500	1,232,353
Toto Ltd.	313,100	12,122,402
		54,084,801
Commercial Services & Supplies - 0.5%
Brambles Ltd.	3,380,010	25,371,514
Downer EDI Ltd.	115,832	530,828
Edenred SA	31,180	1,188,866
Rentokil Initial PLC	1,946,743	8,186,103
Ritchie Brothers Auctioneers, Inc.	185,641	6,455,134
Secom Co. Ltd.	241,600	20,444,960
Sohgo Security Services Co., Ltd.	164,900	7,757,266
		69,934,671
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	150,737	5,794,370
Balfour Beatty PLC	4,422,824	14,145,817
Taisei Corp.	80,600	3,543,091
Tokyu Construction Co. Ltd.	59,400	599,154
		24,082,432
Electrical Equipment - 1.0%
ABB Ltd. (Reg.)	2,503,800	50,764,131
Legrand SA	541,511	33,165,713
Melrose Industries PLC	4,188,079	9,424,541
Mitsubishi Electric Corp.	284,800	3,770,425
Prysmian SpA	235,824	4,317,008
Schneider Electric SA	689,473	50,256,092
Siemens Gamesa Renewable Energy SA (a)(b)	536,700	7,564,596
Vestas Wind Systems A/S	13,922	1,039,010
		160,301,516
Industrial Conglomerates - 0.4%
Bidvest Group Ltd.	80,872	1,198,017
CK Hutchison Holdings Ltd.	1,170,000	12,232,362
DCC PLC (United Kingdom)	88,700	6,674,184
Nisshinbo Holdings, Inc.	12,500	113,751
Nolato AB Series B	20,430	886,441
Siemens AG	283,587	33,002,488
Toshiba Corp.	427,590	13,259,189
		67,366,432
Machinery - 1.1%
Alfa Laval AB	130,522	2,807,248
Fanuc Corp.	165,500	28,464,652
GEA Group AG	695,890	18,781,559
Hino Motors Ltd.	105,300	1,076,052
Hoshizaki Corp.	108,500	8,420,781
IHI Corp.	24,100	733,520
IMI PLC	1,169,769	14,510,778
Interpump Group SpA	57,668	1,711,797
Kawasaki Heavy Industries Ltd.	20,500	477,307
KION Group AG	29,978	1,690,796
Komatsu Ltd.	80,500	2,186,553
Kubota Corp.	972,300	16,591,156
Misumi Group, Inc.	416,600	9,439,239
Nordson Corp.	106,091	12,774,417
NORMA Group AG	21,139	1,224,094
Rotork PLC	642,959	2,148,180
Schindler Holding AG (participation certificate)	84,240	16,864,021
SMC Corp.	31,200	10,576,364
Spirax-Sarco Engineering PLC	247,606	19,356,658
The Weir Group PLC	129,473	2,431,820
Wartsila Corp.	181,138	2,948,854
WashTec AG	9,054	665,227
		175,881,073
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	7,450	10,703,522
Mitsui OSK Lines Ltd.	17,600	413,817
		11,117,339
Professional Services - 0.9%
Experian PLC	1,069,735	26,096,668
Experian PLC ADR	11,200	273,728
Hays PLC	86,830	173,488
Intertek Group PLC	319,227	19,106,222
Nihon M&A Center, Inc.	104,300	2,432,120
Randstad NV	39,054	1,900,276
RELX PLC	1,342,836	27,956,931
RELX PLC	611,730	12,725,288
RELX PLC sponsored ADR	3,092	64,870
SEEK Ltd.	61,521	830,966
SGS SA (Reg.)	9,158	21,688,432
SR Teleperformance SA	25,682	4,250,705
TechnoPro Holdings, Inc.	72,000	3,602,696
Wolters Kluwer NV	210,947	12,733,514
		133,835,904
Road & Rail - 0.5%
Canadian National Railway Co.	116,278	9,990,815
Canadian Pacific Railway Ltd.	61,006	12,902,793
Central Japan Railway Co.	16,900	3,472,603
DSV de Sammensluttede Vognmaend A/S	133,712	10,230,541
East Japan Railway Co.	326,000	29,637,669
Globaltrans Investment PLC GDR (Reg. S)	105,912	993,455
Hankyu Hanshin Holdings, Inc.	8,300	281,505
Keio Corp.	6,600	365,132
Keisei Electric Railway Co.	33,600	1,089,266
Odakyu Electric Railway Co. Ltd.	15,300	343,025
Sankyu, Inc.	38,480	1,803,406
Tobu Railway Co. Ltd.	18,900	541,118
Tokyu Corp.	178,000	3,098,516
West Japan Railway Co.	12,100	843,051
		75,592,895
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	30,430	1,608,834
Ashtead Group PLC	234,618	5,258,741
Brenntag AG	195,816	9,051,329
Bunzl PLC	119,482	3,678,359
Ferguson PLC	20,046	1,282,289
Ferguson PLC ADR	20,500	130,790
Finning International, Inc.	60,960	1,266,779
Marubeni Corp.	265,800	1,984,456
Mitsubishi Corp.	217,700	5,872,329
Mitsui & Co. Ltd.	73,500	1,148,974
MonotaRO Co. Ltd.	87,800	2,378,408
Rexel SA	210,500	2,524,863
Sumitomo Corp.	275,700	4,234,532
		40,420,683
Transportation Infrastructure - 0.1%
Aena Sme SA	51,246	8,133,787
Aeroports de Paris	8,091	1,572,741
China Merchants Holdings International Co. Ltd.	3,778,582	6,867,515
Kamigumi Co. Ltd.	23,400	525,451
Malaysia Airports Holdings Bhd	1,562,500	2,863,992
		19,963,486

TOTAL INDUSTRIALS		1,038,890,092

INFORMATION TECHNOLOGY - 4.9%
Communications Equipment - 0.1%
Nokia Corp.	1,167,770	6,424,876
Telefonaktiebolaget LM Ericsson:
(B Shares)	1,086,768	9,121,240
(B Shares) sponsored ADR	392,502	3,293,092
		18,839,208
Electronic Equipment & Components - 0.8%
China High Precision Automation Group Ltd. (a)(d)	1,073,000	1
Electrocomponents PLC	225,371	1,478,397
Flextronics International Ltd. (a)	545,900	4,776,625
Halma PLC	1,113,154	19,460,949
Hamamatsu Photonics K.K.	4,500	156,587
Hexagon AB (B Shares)	213,994	10,655,449
Hirose Electric Co. Ltd.	133,990	14,129,060
Hitachi High-Technologies Corp.	4,700	167,480
Hitachi Ltd.	765,080	22,160,798
Keyence Corp.	23,700	12,861,032
OMRON Corp.	342,500	15,055,940
Renishaw PLC	37,308	2,034,700
Samsung SDI Co. Ltd.	19,869	3,662,366
Shimadzu Corp.	197,600	4,619,922
Spectris PLC	318,118	9,704,363
Topcon Corp.	127,100	1,960,552
Yokogawa Electric Corp.	402,000	7,387,323
		130,271,544
Internet Software & Services - 0.0%
Scout24 AG (c)	127,653	5,318,187
IT Services - 1.1%
Amadeus IT Holding SA Class A	779,842	55,849,669
Capgemini SA	82,695	9,647,439
Cognizant Technology Solutions Corp. Class A	198,482	14,137,873
Computershare Ltd.	211,133	2,800,856
EPAM Systems, Inc. (a)	83,724	10,905,051
Fujitsu Ltd.	61,240	3,769,404
Hexaware Technologies Ltd.	275,588	1,281,791
IT Holdings Corp.	77,100	3,559,036
MasterCard, Inc. Class A	41,143	8,272,623
Nomura Research Institute Ltd.	649,700	28,531,511
NTT Data Corp.	174,200	2,025,671
OBIC Co. Ltd.	196,200	16,955,662
Wirecard AG	38,624	5,835,265
Wix.com Ltd. (a)	24,201	2,279,250
Worldline SA (a)(c)	27,537	1,469,572
		167,320,673
Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.	272,038	25,005,733
ASML Holding NV	7,400	1,267,990
ASML Holding NV (Netherlands)	60,543	10,348,510
Disco Corp.	21,100	3,076,289
Infineon Technologies AG	1,342,617	28,362,534
Mellanox Technologies Ltd. (a)	82,758	7,682,425
NVIDIA Corp.	29,914	4,888,845
NXP Semiconductors NV	96,400	8,036,868
Silicon Motion Technology Corp. sponsored ADR	80,912	2,902,313
STMicroelectronics NV:
(France)	131,042	1,940,983
(Italy)	44,227	655,717
(NY Shares) unit (b)	60,339	896,034
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,759,790	66,150,506
Texas Instruments, Inc.	168,675	16,842,199
		178,056,946
Software - 1.3%
Altium Ltd.	11,031	182,617
ANSYS, Inc. (a)	125,415	20,319,738
Aveva Group PLC	69,337	2,265,363
Cadence Design Systems, Inc. (a)	786,250	35,412,700
Check Point Software Technologies Ltd. (a)	180,702	20,204,291
Dassault Systemes SA	236,984	28,438,696
Descartes Systems Group, Inc. (Canada) (a)	56,249	1,656,586
Micro Focus International PLC	899,789	17,670,555
NICE Systems Ltd. sponsored ADR (a)	16,994	1,973,683
Oracle Corp. Japan	2,500	162,313
Rakus Co. Ltd.	13,700	253,205
Sage Group PLC	126,839	939,685
SAP SE	642,667	66,565,327
Temenos Group AG	18,174	2,250,262
Trend Micro, Inc.	28,800	1,651,658
WiseTech Global Ltd.	127,795	1,746,680
		201,693,359
Technology Hardware, Storage & Peripherals - 0.4%
Brother Industries Ltd.	31,800	531,424
Canon, Inc.	124,700	3,538,744
Canon, Inc. sponsored ADR (b)	37,032	1,047,635
Fujifilm Holdings Corp.	76,000	3,019,513
Logitech International SA (Reg.)	88,276	2,967,127
NEC Corp.	29,500	914,769
Samsung Electronics Co. Ltd.	1,244,890	46,504,192
Seiko Epson Corp.	117,100	1,860,973
		60,384,377

TOTAL INFORMATION TECHNOLOGY		761,884,294

MATERIALS - 2.8%
Chemicals - 2.1%
Air Water, Inc.	6,600	106,807
Akzo Nobel NV	655,157	54,960,210
Arkema SA	153,522	14,564,629
Asahi Kasei Corp.	238,700	2,613,788
BASF AG	543,135	39,717,849
Covestro AG (c)	57,707	3,322,689
Croda International PLC	378,354	23,508,053
Denki Kagaku Kogyo KK	176,360	5,686,276
Givaudan SA	28,127	69,258,215
Hitachi Chemical Co. Ltd.	67,200	1,063,218
Israel Chemicals Ltd.	48,979	286,349
Johnson Matthey PLC	241,531	8,999,220
Kaneka Corp.	7,000	262,080
Kansai Paint Co. Ltd.	320,700	6,009,152
Kuraray Co. Ltd.	533,100	8,284,266
Lanxess AG	59,600	3,267,050
Mitsubishi Chemical Holdings Corp.	235,900	1,929,760
Nitto Denko Corp.	154,200	8,426,222
Pidilite Industries Ltd.	105,021	1,754,069
Shin-Etsu Chemical Co. Ltd.	85,600	7,644,173
Showa Denko K.K.	18,100	725,499
Sika AG	130,508	16,159,191
Sumitomo Chemical Co. Ltd.	236,000	1,280,677
Symrise AG	422,452	34,099,789
Synthomer PLC	219,408	1,135,657
Taiyo Nippon Sanso Corp.	51,400	865,760
Victrex PLC	96,215	3,003,748
Wacker Chemie AG	7,456	717,480
		319,651,876
Construction Materials - 0.1%
HeidelbergCement Finance AG	185,911	12,354,580
Containers & Packaging - 0.1%
Smurfit Kappa Group PLC	365,439	9,862,930
Toyo Seikan Group Holdings Ltd.	32,400	737,823
		10,600,753
Metals & Mining - 0.5%
ArcelorMittal SA:
(Netherlands)	438,294	9,931,296
Class A unit (b)	100,307	2,304,052
BHP Billiton Ltd.	814,415	18,095,810
BHP Billiton PLC	502,332	9,672,538
BHP Billiton PLC ADR	241,226	9,325,797
BlueScope Steel Ltd.	118,267	970,736
Boliden AB	80,426	1,801,350
Glencore Xstrata PLC	878,200	3,246,913
JFE Holdings, Inc.	145,200	2,560,171
Nippon Steel & Sumitomo Metal Corp.	103,600	1,894,671
Rio Tinto Ltd.	35,509	1,901,875
Rio Tinto PLC	363,222	16,600,023
South32 Ltd.	343,989	779,407
		79,084,639
Paper & Forest Products - 0.0%
Nippon Paper Industries Co. Ltd.	60,800	1,130,141
Stora Enso Oyj (R Shares)	46,143	587,944
UPM-Kymmene Corp.	67,145	1,788,630
		3,506,715

TOTAL MATERIALS		425,198,563

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Big Yellow Group PLC	174,417	1,941,361
British Land Co. PLC	1,129,100	8,123,215
Goodman Group unit	436,183	3,267,763
Link (REIT)	433,500	4,127,780
Scentre Group unit	1,176,110	3,352,513
Segro PLC	634,390	4,876,097
Stockland Corp. Ltd. unit	282,819	752,433
		26,441,162
Real Estate Management & Development - 0.9%
Cheung Kong Property Holdings Ltd.	1,230,100	8,859,424
Deutsche Wohnen AG (Bearer)	755,362	36,206,853
Fabege AB	150,255	1,870,007
Grand City Properties SA	615,838	14,501,556
Hongkong Land Holdings Ltd.	131,200	854,112
LEG Immobilien AG	237,987	27,360,117
Lendlease Group unit	86,425	799,707
Nexity	32,852	1,610,403
Savills PLC	188,954	1,749,228
TAG Immobilien AG	392,278	9,388,230
Vonovia SE	834,677	40,414,991
		143,614,628

TOTAL REAL ESTATE		170,055,790

UTILITIES - 1.2%
Electric Utilities - 0.6%
Chubu Electric Power Co., Inc.	90,800	1,361,420
CLP Holdings Ltd.	865,500	9,541,076
DONG Energy A/S (c)	125,305	8,152,252
Endesa SA	73,126	1,629,227
Enel SpA	2,059,184	11,202,079
Energias de Portugal SA	573,921	2,005,735
Fortum Corp.	57,924	1,207,250
Iberdrola SA	2,261,797	16,874,225
Kansai Electric Power Co., Inc.	104,500	1,568,674
Scottish & Southern Energy PLC	2,061,621	28,903,160
Tohoku Electric Power Co., Inc.	119,900	1,567,472
Tokyo Electric Power Co., Inc. (a)	766,800	4,654,232
		88,666,802
Gas Utilities - 0.1%
APA Group unit	831,420	5,347,627
China Resource Gas Group Ltd.	1,546,000	6,234,190
Gas Natural SDG SA	125,432	3,102,734
Rubis	34,474	1,856,953
Tokyo Gas Co. Ltd.	64,500	1,661,721
		18,203,225
Multi-Utilities - 0.5%
AGL Energy Ltd.	53,067	729,577
E.ON AG	1,409,378	14,406,714
ENGIE	1,890,685	26,584,321
National Grid PLC	585,500	6,214,045
National Grid PLC sponsored ADR (b)	42,268	2,259,225
RWE AG	47,340	1,021,762
Veolia Environnement SA	869,083	18,472,514
		69,688,158
Water Utilities - 0.0%
Guangdong Investment Ltd.	1,301,000	2,510,877

TOTAL UTILITIES		179,069,062

TOTAL COMMON STOCKS
(Cost $5,648,863,121)		6,525,758,611

Nonconvertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Volkswagen AG	360,468	60,763,979
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Ambev SA sponsored ADR	1,052,605	4,494,623
Household Products - 0.3%
Henkel AG & Co. KGaA	436,922	50,403,755

TOTAL CONSUMER STAPLES		54,898,378

FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	1,072,800	9,992,825
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR	476,000	10,686,200
Rolls-Royce Holdings PLC Series C (a)	98,587,108	125,625
		10,811,825
MATERIALS - 0.0%
Chemicals - 0.0%
Fuchs Petrolub AG	55,795	2,309,331
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $119,974,381)		138,776,338

Equity Funds - 51.6%
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	19,065	546,595
Europe Stock Funds - 0.7%
WisdomTree Europe Hedged Equity ETF (b)	1,915,480	114,660,633
Foreign Large Blend Funds - 19.3%
Artisan International Value Fund Investor Class	18,693,083	612,572,322
Harbor International Fund Institutional Class	9,619	556,668
Janus Henderson International Opportunities Fund	6,028,289	158,302,879
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	36,795,816	600,875,682
Oakmark International Fund Investor Class	24,830,223	577,799,290
T. Rowe Price Overseas Stock Fund I Class	99,117,195	1,010,004,218

TOTAL FOREIGN LARGE BLEND FUNDS		2,960,111,059

Foreign Large Growth Funds - 17.9%
American Funds EuroPacific Growth Fund Class F-1	909,058	44,180,198
Fidelity Diversified International Fund (e)	18,044,033	647,780,790
Fidelity International Discovery Fund (e)	26,362,704	1,058,462,564
Fidelity Overseas Fund (e)	10,002,580	458,618,293
JOHCM International Select Fund Class II Shares	18,220,417	394,472,034
Oppenheimer International Growth Fund Class I	4,084,849	151,057,701

TOTAL FOREIGN LARGE GROWTH FUNDS		2,754,571,580

Foreign Large Value Funds - 5.1%
Dodge & Cox International Stock Fund	65	2,658
iShares MSCI EAFE Value ETF (b)	10,115,375	490,191,073
Pear Tree Polaris Foreign Value Fund Institutional Shares	14,324,653	287,782,288

TOTAL FOREIGN LARGE VALUE FUNDS		777,976,019

Foreign Small Mid Blend Funds - 0.6%
Franklin International Small Cap Growth Fund	525,203	9,133,281
iShares MSCI EAFE Small-Cap ETF (b)	681,575	38,324,962
Victory Trivalent International Small Cap Fund Class Y	3,342,262	41,744,848

TOTAL FOREIGN SMALL MID BLEND FUNDS		89,203,091

Foreign Small Mid Growth Funds - 0.6%
Fidelity International Small Cap Opportunities Fund (e)	2,678,360	47,112,352
Oberweis International Opportunities Fund	573,914	12,166,967
T. Rowe Price International Discovery Fund	482,951	30,068,543
Wasatch International Growth Fund Investor Class	74	2,345

TOTAL FOREIGN SMALL MID GROWTH FUNDS		89,350,207

Foreign Small Mid Value Funds - 0.5%
Brandes International Small Cap Equity Fund Class A	701,734	8,020,823
Segall Bryant & Hamill International Small Cap Fund Class I	2,237,222	25,772,797
Transamerica International Small Cap Value Fund	3,524,938	43,497,735

TOTAL FOREIGN SMALL MID VALUE FUNDS		77,291,355

Sector Funds - 0.0%
SPDR Dow Jones International Real Estate ETF (b)	201,575	7,490,527
Victory Global Natural Resources Fund Class A (a)	68	1,083

TOTAL SECTOR FUNDS		7,491,610

Other - 6.9%
Fidelity Advisor Japan Fund Class I (e)	3,365,731	47,995,325
Fidelity Japan Smaller Companies Fund (e)	6,077,313	105,198,296
iShares MSCI Australia ETF (b)	5,784,157	120,310,466
iShares MSCI Japan ETF (b)	14,260,803	789,192,838
Matthews Japan Fund Investor Class	159	3,398

TOTAL OTHER		1,062,700,323

TOTAL EQUITY FUNDS
(Cost $6,639,133,114)		7,933,902,472

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.09% to 2.37% 12/6/18 to 2/28/19 (f)
(Cost $27,777,796)	27,880,000	27,782,095

Money Market Funds - 6.6%
Fidelity Securities Lending Cash Central Fund 2.27% (g)	301,129,724	301,159,837
State Street Institutional U.S. Government Money Market Fund Premier Class 2.15% (h)	707,449,275	707,449,275
TOTAL MONEY MARKET FUNDS
(Cost $1,008,609,112)		1,008,609,112
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $13,444,357,524)		15,634,828,628
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(263,785,202)
NET ASSETS - 100%		$15,371,043,426

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	1,179	Dec. 2018	$132,165,900	$1,144,738	$1,144,738
ICE E-mini MSCI EAFE Index Contracts (United States)	4,722	Dec. 2018	428,828,430	(30,244,766)	(30,244,766)
TOTAL FUTURES CONTRACTS					$(29,100,028)

The notional amount of futures purchased as a percentage of Net Assets is 3.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,117,274 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $27,672,115.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$2,299,497
Total	$2,299,497

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Japan Fund Class I	$53,683,410	$--	$--	$--	$--	$(5,688,085)	$47,995,325
Fidelity Diversified International Fund	734,987,321	22,000,000	35,766,279	--	952,479	(74,392,731)	647,780,790
Fidelity International Discovery Fund	1,226,165,920	19,999,995	38,074,461	--	(1,200,943)	(148,427,947)	1,058,462,564
Fidelity International Small Cap Opportunities Fund	21,702,707	31,407,561	--	--	--	(5,997,916)	47,112,352
Fidelity Japan Smaller Companies Fund	117,656,789	--	--	--	--	(12,458,493)	105,198,296
Fidelity Overseas Fund	504,168,911	20,000,000	17,541,148	--	1,476,439	(49,485,909)	458,618,293
Fidelity SAI International Index Fund	100,977,995	97,432,620	194,261,559	--	(3,171,061)	(977,995)	--
Total	$2,759,343,053	$190,840,176	$285,643,447	$--	$(1,943,086)	$(297,429,076)	$2,365,167,620

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$412,276,245	$107,427,964	$304,848,281	$--
Consumer Discretionary	472,380,160	385,526,182	86,853,978	--
Consumer Staples	877,083,410	493,148,266	383,935,144	--
Energy	308,587,652	143,352,331	165,235,321	--
Financials	1,206,385,943	837,257,070	369,128,873	--
Health Care	799,602,582	347,101,112	452,501,470	--
Industrials	1,049,701,917	715,519,987	334,181,930	--
Information Technology	761,884,294	617,255,807	144,628,486	1
Materials	427,507,894	335,777,501	91,730,393	--
Real Estate	170,055,790	170,055,790	--	--
Utilities	179,069,062	124,557,109	54,511,953	--
Equity Funds	7,933,902,472	7,933,902,472	--	--
Other Short-Term Investments and Net Other Assets	27,782,095	--	27,782,095	--
Money Market Funds	1,008,609,112	1,008,609,112	--	--
Total Investments in Securities:	$15,634,828,628	$13,219,490,703	$2,415,337,924	$1
Derivative Instruments:
Assets
Futures Contracts	$1,144,738	$1,144,738	$--	$--
Total Assets	$1,144,738	$1,144,738	$--	$--
Liabilities
Futures Contracts	$(30,244,766)	$(30,244,766)	$--	$--
Total Liabilities	$(30,244,766)	$(30,244,766)	$--	$--
Total Derivative Instruments:	$(29,100,028)	$(29,100,028)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$3,445,219,563

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® International Multi-Manager Fund

November 30, 2018

STG-QTLY-0119
1.938048.106

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.0%
	Shares	Value
COMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 0.8%
Deutsche Telekom AG	7,208	$126,742
Hellenic Telecommunications Organization SA	5,018	59,308
HKT Trust/HKT Ltd. unit	59,000	85,363
Koninklijke KPN NV	9,264	27,482
Masmovil Ibercom SA (a)	305	37,429
Nippon Telegraph & Telephone Corp.	3,400	140,254
Telefonica Deutschland Holding AG	10,496	42,504
		519,082
Entertainment - 0.4%
Nintendo Co. Ltd.	500	152,071
Vivendi SA	4,236	105,655
		257,726
Interactive Media & Services - 1.0%
Baidu.com, Inc. sponsored ADR (a)	1,649	310,474
NAVER Corp.	652	73,621
realestate.com.au Ltd.	853	47,426
Tencent Holdings Ltd.	3,400	135,927
Yandex NV Series A (a)	1,262	37,229
		604,677
Media - 0.1%
Publicis Groupe SA	1	59
WPP PLC	5,375	59,332
		59,391
Wireless Telecommunication Services - 3.3%
Advanced Info Service PCL (For. Reg.)	12,400	67,277
China Mobile Ltd.	36,768	366,513
KDDI Corp.	25,200	592,117
Rogers Communications, Inc. Class B (non-vtg.)	2,813	150,045
SK Telecom Co. Ltd.	1,201	311,037
SoftBank Corp.	4,200	354,563
Tele2 AB (B Shares)	3,282	41,045
Vodafone Group PLC	93,291	201,568
		2,084,165

TOTAL COMMUNICATION SERVICES		3,525,041

CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.4%
Akasol AG	400	19,019
Bridgestone Corp.	1,000	40,523
Koito Manufacturing Co. Ltd.	2,700	144,853
		204,395
Automobiles - 0.7%
Daimler AG (Germany)	628	35,331
Ferrari NV	601	65,685
Honda Motor Co. Ltd.	5,800	163,624
Isuzu Motors Ltd.	3,900	55,520
Subaru Corp.	1,600	35,562
Suzuki Motor Corp.	1,800	89,671
		445,393
Hotels, Restaurants & Leisure - 1.8%
Aristocrat Leisure Ltd.	2,217	38,339
Carnival PLC	5,765	336,497
Compass Group PLC	22,996	491,845
Galaxy Entertainment Group Ltd.	6,000	36,848
Greggs PLC	1,519	26,982
InterContinental Hotel Group PLC	587	31,415
Kindred Group PLC (depositary receipt)	2,093	20,402
Paddy Power Betfair PLC	667	59,282
Yum China Holdings, Inc.	2,421	86,744
		1,128,354
Household Durables - 0.6%
Iida Group Holdings Co. Ltd.	1,600	28,232
Panasonic Corp.	6,200	63,977
Sony Corp.	2,600	137,397
Techtronic Industries Co. Ltd.	29,500	158,736
		388,342
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	885	142,361
Ctrip.com International Ltd. ADR (a)	1,068	30,812
Just Eat Holding Ltd. (a)	7,340	54,491
Zozo, Inc.	1,700	37,814
		265,478
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,200	50,425
Technogym SpA (b)	1,409	15,704
		66,129
Multiline Retail - 0.0%
B&M European Value Retail S.A.	2,501	11,132
Dollarama, Inc.	180	4,758
		15,890
Specialty Retail - 0.7%
Chow Tai Fook Jewellery Group Ltd.	17,400	14,678
Dufry AG	520	55,224
Esprit Holdings Ltd. (a)	40,850	9,502
Hotel Shilla Co.	210	16,177
Inditex SA	1,858	57,105
Mr Price Group Ltd.	1,719	29,894
Nitori Holdings Co. Ltd.	400	53,579
USS Co. Ltd.	9,200	163,228
Via Varejo SA	7,200	9,645
WH Smith PLC	972	23,607
		432,639
Textiles, Apparel & Luxury Goods - 1.5%
Compagnie Financiere Richemont SA Series A	4,408	286,435
ECLAT Textile Co. Ltd.	1,000	12,547
Gildan Activewear, Inc.	3,690	121,227
Hermes International SCA	62	33,530
Kering SA	285	123,897
Li Ning Co. Ltd. (a)	20,000	21,421
lululemon athletica, Inc. (a)	426	56,466
LVMH Moet Hennessy - Louis Vuitton SA	654	186,986
Moncler SpA	520	16,943
Puma AG	52	26,079
Shenzhou International Group Holdings Ltd.	2,000	24,284
		909,815

TOTAL CONSUMER DISCRETIONARY		3,856,435

CONSUMER STAPLES - 11.3%
Beverages - 2.4%
Asahi Group Holdings	600	25,128
Coca-Cola European Partners PLC	1,400	67,956
Diageo PLC	17,356	626,786
Fever-Tree Drinks PLC	662	20,178
Heineken NV (Bearer)	2,108	192,874
ITO EN Ltd.	3,300	151,460
Kirin Holdings Co. Ltd.	1,600	37,563
Pernod Ricard SA	1,989	317,947
Royal Unibrew A/S	298	21,580
Treasury Wine Estates Ltd.	5,485	56,727
		1,518,199
Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,748	91,738
Bidcorp Ltd.	826	15,267
Sundrug Co. Ltd.	3,700	124,838
Tesco PLC	53,503	135,054
Welcia Holdings Co. Ltd.	300	15,196
WM Morrison Supermarkets PLC	5,734	17,360
		399,453
Food Products - 3.4%
Aryzta AG	47,256	63,289
China Mengniu Dairy Co. Ltd.	10,000	30,930
Costa Group Holdings Ltd.	1,008	5,607
Danone SA	6,492	484,728
Ezaki Glico Co. Ltd.	200	9,743
Kerry Group PLC Class A	1,391	143,696
Lindt & Spruengli AG (participation certificate)	2	13,653
M. Dias Branco SA	1,800	18,810
Nestle SA (Reg. S)	13,451	1,147,545
Nissin Food Holdings Co. Ltd.	500	32,286
Toyo Suisan Kaisha Ltd.	3,700	126,794
Yakult Honsha Co. Ltd.	700	52,724
		2,129,805
Household Products - 1.1%
Colgate-Palmolive Co.	3,674	233,372
Reckitt Benckiser Group PLC	5,505	458,245
		691,617
Personal Products - 2.6%
Kao Corp.	6,100	449,137
Kobayashi Pharmaceutical Co. Ltd.	2,100	146,148
Kose Corp.	400	59,657
L'Oreal SA	1,752	412,357
Shiseido Co. Ltd.	2,100	133,642
Unilever NV (Certificaten Van Aandelen) (Bearer)	5,157	286,184
Unilever PLC	2,538	137,545
		1,624,670
Tobacco - 1.1%
British American Tobacco PLC (United Kingdom)	14,493	507,426
Japan Tobacco, Inc.	6,400	159,190
		666,616

TOTAL CONSUMER STAPLES		7,030,360

ENERGY - 4.6%
Energy Equipment & Services - 0.3%
Core Laboratories NV	618	51,362
John Wood Group PLC	3,601	29,137
Tenaris SA	5,751	69,656
TGS Nopec Geophysical Co. ASA	984	27,511
		177,666
Oil, Gas & Consumable Fuels - 4.3%
BP PLC	111,416	740,972
Cairn Energy PLC (a)	22,846	50,974
Caltex Australia Ltd.	3,814	76,744
Enbridge, Inc.	2,482	81,560
Encana Corp.	25,619	172,574
Eni SpA	6,346	102,395
Equinor ASA	2,991	69,774
Galp Energia SGPS SA Class B	5,938	97,576
Lundin Petroleum AB	3,922	103,180
Neste Oyj	908	70,949
Oil Search Ltd. ADR	11,743	62,741
Royal Dutch Shell PLC:
Class A	4,459	134,875
Class B (United Kingdom)	9,705	297,198
SK Energy Co. Ltd.	250	43,850
Suncor Energy, Inc.	3,818	123,105
Total SA	6,839	380,384
Woodside Petroleum Ltd.	2,915	66,176
		2,675,027

TOTAL ENERGY		2,852,693

FINANCIALS - 17.1%
Banks - 7.8%
AIB Group PLC	21,124	92,693
Akbank T.A.S.	31,538	46,333
Bankia SA	16,264	53,709
Bankinter SA	14,382	120,160
Barclays PLC	206,575	428,947
BNP Paribas SA	6,754	339,300
BOC Hong Kong (Holdings) Ltd.	22,500	87,711
CaixaBank SA	44,996	185,871
Canadian Imperial Bank of Commerce	341	28,617
Chiba Bank Ltd.	5,300	34,784
China Merchants Bank Co. Ltd. (H Shares)	5,000	20,674
Commerzbank AG (a)	4,755	40,944
Credicorp Ltd. (United States)	261	57,235
DBS Group Holdings Ltd.	4,500	79,969
DNB ASA	2,640	45,306
Erste Group Bank AG	3,444	135,878
FinecoBank SpA	4,208	45,114
Hang Seng Bank Ltd.	1,000	23,083
HDFC Bank Ltd. sponsored ADR	2,016	204,463
ING Groep NV (Certificaten Van Aandelen)	5,741	69,533
Intesa Sanpaolo SpA	94,007	218,374
Jyske Bank A/S (Reg.)	1,819	71,353
KBC Groep NV	5,313	381,341
Lloyds Banking Group PLC	272,795	193,082
Mebuki Financial Group, Inc.	8,700	26,288
Mitsubishi UFJ Financial Group, Inc.	60,900	333,209
National Bank of Abu Dhabi PJSC	6,635	24,566
North Pacific Bank Ltd.	7,700	22,317
PT Bank Central Asia Tbk	59,700	108,735
Societe Generale Series A	2,957	108,595
Standard Chartered PLC (United Kingdom)	17,295	134,301
Sumitomo Mitsui Financial Group, Inc.	3,900	143,578
Svenska Handelsbanken AB (A Shares)	10,423	114,927
Swedbank AB (A Shares)	1,686	39,170
Sydbank A/S	866	21,360
The Bank of NT Butterfield & Son Ltd.	300	11,904
The Hachijuni Bank Ltd.	5,200	23,866
The Toronto-Dominion Bank	3,268	180,931
Unicaja Banco SA (b)	22,000	26,525
UniCredit SpA	29,678	382,552
United Overseas Bank Ltd.	5,503	100,882
Westpac Banking Corp.	4,157	79,171
		4,887,351
Capital Markets - 2.3%
3i Group PLC	5,403	57,391
Amundi SA (b)	625	35,803
Banca Generali SpA	1,356	29,920
Brookfield Asset Management, Inc. Class A	2,617	114,713
Close Brothers Group PLC	717	13,741
Credit Suisse Group AG	6,483	76,653
Daiwa Securities Group, Inc.	4,600	25,388
Euronext NV (b)	231	13,520
IG Group Holdings PLC	2,694	20,305
Intermediate Capital Group PLC	2,056	26,592
Julius Baer Group Ltd.	3,510	141,576
London Stock Exchange Group PLC	1,221	62,748
Macquarie Group Ltd.	2,117	177,044
Partners Group Holding AG	151	98,923
St. James's Place Capital PLC	2,349	30,097
Thomson Reuters Corp.	1,945	98,271
TMX Group Ltd.	1,592	94,503
UBS Group AG	22,369	302,157
		1,419,345
Consumer Finance - 0.2%
AEON Financial Service Co. Ltd.	6,400	124,036
Diversified Financial Services - 1.7%
Cerved Information Solutions SpA	2,932	22,488
Challenger Ltd.	3,013	20,965
Linde PLC	4,404	700,500
ORIX Corp.	14,800	239,833
RMB Holdings Ltd.	5,200	29,357
Standard Life PLC	15,797	53,423
Zenkoku Hosho Co. Ltd.	300	10,254
		1,076,820
Insurance - 5.1%
AIA Group Ltd.	56,800	463,533
Allianz SE	622	131,896
Aon PLC	1,059	174,851
Aviva PLC	46,145	239,880
Beazley PLC	3,692	26,298
Fairfax Financial Holdings Ltd. (sub. vtg.)	188	88,886
Hannover Reuck SE	281	39,033
Hiscox Ltd.	11,520	247,494
Insurance Australia Group Ltd.	14,245	75,797
Jardine Lloyd Thompson Group PLC	1,981	47,709
Manulife Financial Corp.	6,600	109,135
Muenchener Rueckversicherungs AG	281	61,047
NKSJ Holdings, Inc.	4,500	173,871
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	10,500	101,591
Prudential PLC	23,982	472,778
QBE Insurance Group Ltd.	9,278	76,764
RSA Insurance Group PLC	1,642	11,353
Sony Financial Holdings, Inc.	2,800	58,706
Swiss Re Ltd.	1,454	132,818
Talanx AG	494	17,628
Tokio Marine Holdings, Inc.	4,100	202,445
Zurich Insurance Group AG	703	220,971
		3,174,484

TOTAL FINANCIALS		10,682,036

HEALTH CARE - 10.3%
Biotechnology - 0.2%
Abcam PLC	936	13,537
CSL Ltd.	725	94,005
Grifols SA	331	9,278
Swedish Orphan Biovitrum AB (a)	1,290	27,859
		144,679
Health Care Equipment & Supplies - 2.1%
Ambu A/S Series B	459	9,170
ASAHI INTECC Co. Ltd.	736	34,493
Carl Zeiss Meditec AG	205	14,157
Coloplast A/S Series B	654	62,360
Dentsply Sirona, Inc.	1,311	49,530
DiaSorin S.p.A.	198	16,834
Essilor International SA	1,264	159,815
Hoya Corp.	2,200	133,727
Koninklijke Philips Electronics NV	5,707	216,409
Nihon Kohden Corp.	3,800	123,693
Sonova Holding AG Class B	275	44,413
Terumo Corp.	8,000	471,127
		1,335,728
Health Care Providers & Services - 0.2%
NMC Health PLC	461	19,373
Orpea	265	28,081
Sonic Healthcare Ltd.	3,330	55,493
		102,947
Health Care Technology - 0.1%
M3, Inc.	2,000	32,313
Life Sciences Tools & Services - 0.8%
Eurofins Scientific SA	53	22,981
ICON PLC (a)	430	62,230
Lonza Group AG	857	276,988
Morphosys AG (a)	694	79,275
QIAGEN NV (a)	1,583	56,102
		497,576
Pharmaceuticals - 6.9%
AstraZeneca PLC (United Kingdom)	9,630	749,880
Bayer AG	4,180	306,731
Chugai Pharmaceutical Co. Ltd.	600	41,069
GlaxoSmithKline PLC	5,759	119,384
Ipsen SA	685	88,173
Novartis AG	6,488	592,364
Novo Nordisk A/S Series B	5,275	245,348
Recordati SpA	971	31,230
Roche Holding AG (participation certificate)	3,514	912,179
Rohto Pharmaceutical Co. Ltd.	2,600	82,113
Sanofi SA	1,665	150,949
Santen Pharmaceutical Co. Ltd.	20,800	356,027
Shionogi & Co. Ltd.	1,800	119,054
Takeda Pharmaceutical Co. Ltd.	11,900	447,982
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,500	53,850
		4,296,333

TOTAL HEALTH CARE		6,409,576

INDUSTRIALS - 14.1%
Aerospace & Defense - 1.7%
Airbus Group NV	1,633	175,130
BAE Systems PLC	10,227	64,291
Cobham PLC (a)	119,499	155,393
MTU Aero Engines Holdings AG	723	150,278
Rolls-Royce Holdings PLC	25,763	279,635
Safran SA	992	124,167
Thales SA	735	90,116
		1,039,010
Air Freight & Logistics - 0.5%
Deutsche Post AG	7,436	237,677
Yamato Holdings Co. Ltd.	3,000	79,245
		316,922
Airlines - 0.4%
Japan Airlines Co. Ltd.	4,900	176,722
Ryanair Holdings PLC sponsored ADR (a)	846	69,651
		246,373
Building Products - 1.2%
Agc, Inc.	1,600	54,336
Belimo Holding AG (Reg.)	4	16,336
Compagnie de St. Gobain	3,271	121,573
Daikin Industries Ltd.	2,900	323,364
Geberit AG (Reg.)	119	46,359
Kingspan Group PLC (Ireland)	812	34,950
Nichias Corp.	500	9,704
Toto Ltd.	3,300	127,767
		734,389
Commercial Services & Supplies - 0.9%
Brambles Ltd.	28,504	213,961
Rentokil Initial PLC	17,871	75,148
Ritchie Brothers Auctioneers, Inc.	1,869	64,989
Secom Co. Ltd.	1,800	152,322
Sohgo Security Services Co., Ltd.	1,200	56,451
		562,871
Construction & Engineering - 0.8%
ACS Actividades de Construccion y Servicios SA	1,560	59,967
Balfour Beatty PLC	39,817	127,349
Bouygues SA	1,446	55,593
Eiffage SA	578	54,979
Taisei Corp.	1,600	70,334
VINCI SA	1,668	145,549
		513,771
Electrical Equipment - 2.0%
ABB Ltd. (Reg.)	17,164	347,997
Legrand SA	4,493	275,181
Melrose Industries PLC	42,447	95,520
Nidec Corp.	500	66,599
Schneider Electric SA	5,950	433,699
		1,218,996
Industrial Conglomerates - 0.1%
Bidvest Group Ltd.	826	12,236
CK Hutchison Holdings Ltd.	3,420	35,756
Nolato AB Series B	210	9,112
		57,104
Machinery - 2.7%
Alfa Laval AB	3,612	77,686
CNH Industrial NV	5,020	48,875
Fanuc Corp.	1,000	171,992
GEA Group AG	6,050	163,285
Hoshizaki Corp.	1,100	85,372
IMI PLC	8,937	110,862
Interpump Group SpA	617	18,315
KION Group AG	306	17,259
Kubota Corp.	10,000	170,638
Makita Corp.	600	23,548
Minebea Mitsumi, Inc.	2,800	45,435
Misumi Group, Inc.	3,500	79,302
Mitsubishi Heavy Industries Ltd.	1,100	41,833
Nordson Corp.	810	97,532
NORMA Group AG	218	12,624
Rotork PLC	6,663	22,262
Schindler Holding AG (participation certificate)	774	154,947
SMC Corp.	300	101,696
Spirax-Sarco Engineering PLC	2,006	156,820
Sumitomo Heavy Industries Ltd.	1,200	39,801
The Weir Group PLC	2,307	43,331
Wartsila Corp.	1,384	22,531
WashTec AG	92	6,760
		1,712,706
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	39	56,032
Professional Services - 1.8%
Experian PLC	8,545	208,459
Intertek Group PLC	2,346	140,412
Nihon M&A Center, Inc.	900	20,987
Recruit Holdings Co. Ltd.	2,600	71,531
RELX PLC	5,322	110,709
RELX PLC	10,902	226,972
SEEK Ltd.	1,983	26,784
SGS SA (Reg.)	70	165,777
SR Teleperformance SA	265	43,861
TechnoPro Holdings, Inc.	700	35,026
Wolters Kluwer NV	1,441	86,984
		1,137,502
Road & Rail - 0.9%
Canadian National Railway Co.	1,206	103,622
Canadian Pacific Railway Ltd.	520	109,980
DSV de Sammensluttede Vognmaend A/S	1,050	80,337
East Japan Railway Co.	2,700	245,465
Globaltrans Investment PLC GDR (Reg. S)	1,081	10,140
Sankyu, Inc.	400	18,746
		568,290
Trading Companies & Distributors - 0.7%
Ashtead Group PLC	1,212	27,166
Brenntag AG	1,956	90,413
Bunzl PLC	2,161	66,528
Ferguson PLC	496	31,728
Finning International, Inc.	622	12,925
Itochu Corp.	7,400	131,422
MonotaRO Co. Ltd.	900	24,380
Rexel SA	2,003	24,025
		408,587
Transportation Infrastructure - 0.3%
Aena Sme SA	517	82,058
China Merchants Holdings International Co. Ltd.	32,346	58,788
Kamigumi Co. Ltd.	900	20,210
Malaysia Airports Holdings Bhd	15,800	28,961
		190,017

TOTAL INDUSTRIALS		8,762,570

INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 0.3%
Telefonaktiebolaget LM Ericsson (B Shares)	20,038	168,179
Electronic Equipment & Components - 1.9%
China High Precision Automation Group Ltd. (a)(c)	15,000	0
Electrocomponents PLC	2,323	15,239
Halma PLC	8,587	150,124
Hexagon AB (B Shares)	1,459	72,648
Hirose Electric Co. Ltd.	992	104,605
Hitachi High-Technologies Corp.	1,200	42,761
Hitachi Ltd.	3,300	95,586
Keyence Corp.	400	217,064
Murata Manufacturing Co. Ltd.	300	45,975
OMRON Corp.	2,600	114,293
Renishaw PLC	311	16,961
Samsung SDI Co. Ltd.	203	37,418
Shimadzu Corp.	3,400	79,493
Spectris PLC	2,351	71,719
TDK Corp.	500	39,422
Topcon Corp.	1,300	20,053
Yokogawa Electric Corp.	2,600	47,779
		1,171,140
Internet Software & Services - 0.1%
Scout24 AG (b)	1,296	53,993
IT Services - 2.6%
Adyen BV	100	51,743
Amadeus IT Holding SA Class A	6,867	491,792
Capgemini SA	1,514	176,628
Cognizant Technology Solutions Corp. Class A	2,040	145,309
Endava PLC ADR (a)	400	9,880
EPAM Systems, Inc. (a)	843	109,801
IT Holdings Corp.	800	36,929
MasterCard, Inc. Class A	426	85,656
Netcompany Group A/S	1,025	33,802
Nomura Research Institute Ltd.	5,700	250,315
OBIC Co. Ltd.	1,500	129,630
Wirecard AG	400	60,432
Wix.com Ltd. (a)	251	23,639
Worldline SA (a)(b)	285	15,210
		1,620,766
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	2,078	191,010
ASML Holding NV (Netherlands)	752	128,538
Disco Corp.	200	29,159
Infineon Technologies AG	7,012	148,127
Mellanox Technologies Ltd. (a)	853	79,184
NVIDIA Corp.	273	44,616
Silicon Motion Technology Corp. sponsored ADR	796	28,553
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	14,835	557,648
Texas Instruments, Inc.	1,289	128,707
		1,335,542
Software - 2.7%
ANSYS, Inc. (a)	958	155,215
Aveva Group PLC	719	23,491
Cadence Design Systems, Inc. (a)	6,006	270,510
Check Point Software Technologies Ltd. (a)	1,527	170,734
Dassault Systemes SA	1,965	235,805
Descartes Systems Group, Inc. (Canada) (a)	430	12,664
Micro Focus International PLC	10,081	197,976
SAP SE	5,751	595,670
Temenos Group AG	95	11,763
Trend Micro, Inc.	400	22,940
WiseTech Global Ltd.	976	13,340
		1,710,108
Technology Hardware, Storage & Peripherals - 0.5%
Logitech International SA (Reg.)	914	30,721
Samsung Electronics Co. Ltd.	7,529	281,254
		311,975

TOTAL INFORMATION TECHNOLOGY		6,371,703

MATERIALS - 5.8%
Chemicals - 4.4%
Akzo Nobel NV	5,970	500,815
Arkema SA	892	84,624
BASF AG	4,713	344,648
Croda International PLC	3,671	228,088
Givaudan SA	222	546,639
Israel Chemicals Ltd.	6,541	38,241
Johnson Matthey PLC	2,096	78,095
JSR Corp.	3,200	51,221
K&S AG	2,277	39,969
Kansai Paint Co. Ltd.	2,500	46,844
Mitsui Chemicals, Inc.	2,100	53,298
Nitto Denko Corp.	1,200	65,574
Shin-Etsu Chemical Co. Ltd.	400	35,720
Sika AG	1,211	149,943
Symrise AG	3,583	289,215
Synthomer PLC	2,240	11,594
Umicore SA	1,330	57,698
Victrex PLC	1,437	44,862
Yara International ASA	1,187	47,688
		2,714,776
Construction Materials - 0.2%
CRH PLC	2,150	59,141
James Hardie Industries PLC CDI	3,711	43,398
		102,539
Containers & Packaging - 0.0%
Smurfit Kappa Group PLC	747	20,161
Metals & Mining - 1.1%
BHP Billiton Ltd.	10,986	244,102
BHP Billiton PLC	10,171	195,845
Glencore Xstrata PLC	9,511	35,164
Rio Tinto PLC	4,790	218,913
South32 Ltd.	9,145	20,721
		714,745
Paper & Forest Products - 0.1%
Stora Enso Oyj (R Shares)	3,301	42,061
UPM-Kymmene Corp.	692	18,434
		60,495

TOTAL MATERIALS		3,612,716

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Big Yellow Group PLC	1,793	19,957
Goodman Group unit	4,521	33,870
Land Securities Group PLC	4,736	49,075
Segro PLC	6,520	50,115
		153,017
Real Estate Management & Development - 2.4%
Daito Trust Construction Co. Ltd.	300	39,193
Deutsche Wohnen AG (Bearer)	5,771	276,622
Fabege AB	1,534	19,091
Grand City Properties SA	6,200	145,996
LEG Immobilien AG	2,157	247,979
Lendlease Group unit	6,626	61,312
Mitsui Fudosan Co. Ltd.	4,000	95,670
Nexity	339	16,618
Sino Land Ltd.	38,888	66,901
TAG Immobilien AG	2,997	71,726
Vonovia SE	8,755	423,916
		1,465,024

TOTAL REAL ESTATE		1,618,041

UTILITIES - 2.2%
Electric Utilities - 1.5%
CLP Holdings Ltd.	15,000	165,357
DONG Energy A/S (b)	2,294	149,246
Fortum Corp.	5,746	119,758
Iberdrola SA	28,005	208,932
Scottish & Southern Energy PLC	17,892	250,839
		894,132
Gas Utilities - 0.2%
APA Group unit	8,322	53,526
China Resource Gas Group Ltd.	18,000	72,584
Rubis	345	18,584
		144,694
Multi-Utilities - 0.5%
E.ON AG	17,956	183,547
ENGIE	6,776	95,275
Veolia Environnement SA	2,339	49,716
		328,538

TOTAL UTILITIES		1,367,364

TOTAL COMMON STOCKS
(Cost $48,055,475)		56,088,535

Nonconvertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Porsche Automobil Holding SE (Germany)	688	44,213
Volkswagen AG	3,132	527,960
		572,173
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Ambev SA sponsored ADR	10,641	45,437
Household Products - 0.5%
Henkel AG & Co. KGaA	3,046	351,390

TOTAL CONSUMER STAPLES		396,827

FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA	11,100	103,393
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Grifols SA Class B	760	15,109
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC Series C (a)	1,084,404	1,382
MATERIALS - 0.1%
Chemicals - 0.1%
Fuchs Petrolub AG	577	23,882
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $947,598)		1,112,766

Equity Funds - 2.3%
Other - 2.3%
iShares MSCI Japan ETF
(Cost $1,383,666)	26,030	1,440,505
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.14% to 2.34% 12/20/18 to 2/28/19 (d)
(Cost $109,641)	$110,000	$109,655
	Shares

Money Market Funds - 5.5%
State Street Institutional U.S. Government Money Market Fund Premier Class 2.15% (e)
(Cost $3,407,428)	3,407,428	3,407,428
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $53,903,808)		62,158,889
NET OTHER ASSETS (LIABILITIES) - 0.2%		145,922
NET ASSETS - 100%		$62,304,811

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	6	Dec. 2018	$672,600	$5,826	$5,826
ICE E-mini MSCI EAFE Index Contracts (United States)	16	Dec. 2018	1,453,040	(102,639)	(102,639)
TOTAL FUTURES CONTRACTS					$(96,813)

The notional amount of futures purchased as a percentage of Net Assets is 3.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $310,001 or 0.5% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $109,655.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$3,525,041	$951,721	$2,573,320	$--
Consumer Discretionary	4,428,608	3,339,360	1,089,248	--
Consumer Staples	7,427,187	3,643,674	3,783,513	--
Energy	2,852,693	1,127,213	1,725,480	--
Financials	10,785,429	7,626,388	3,159,041	--
Health Care	6,424,685	2,523,644	3,901,041	--
Industrials	8,763,952	6,014,420	2,749,532	--
Information Technology	6,371,703	5,087,238	1,284,465	0
Materials	3,636,598	2,538,229	1,098,369	--
Real Estate	1,618,041	1,618,041	--	--
Utilities	1,367,364	932,978	434,386	--
Equity Funds	1,440,505	1,440,505	--	--
Other Short-Term Investments	109,655	--	109,655	--
Money Market Funds	3,407,428	3,407,428	--	--
Total Investments in Securities:	$62,158,889	$40,250,839	$21,908,050	$--
Derivative Instruments:
Assets
Futures Contracts	$5,826	$5,826	$--	$--
Total Assets	$5,826	$5,826	$--	$--
Liabilities
Futures Contracts	$(102,639)	$(102,639)	$--	$--
Total Liabilities	$(102,639)	$(102,639)	$--	$--
Total Derivative Instruments:	$(96,813)	$(96,813)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$28,147,346

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

November 30, 2018

SMC-QTLY-0119
1.912861.108

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.3%
Bandwidth, Inc. (a)	308,806	$14,408,888
Ooma, Inc. (a)	198,947	2,972,268
Vonage Holdings Corp. (a)	396,744	4,201,519
Zayo Group Holdings, Inc. (a)	52,834	1,390,591
		22,973,266
Entertainment - 0.7%
Cinemark Holdings, Inc.	653,782	25,085,615
Lions Gate Entertainment Corp. Class B	47,125	849,664
Live Nation Entertainment, Inc. (a)	252,986	14,086,260
Nintendo Co. Ltd. ADR	104,937	3,973,964
Take-Two Interactive Software, Inc. (a)	91,492	10,033,928
		54,029,431
Interactive Media & Services - 0.7%
Alphabet, Inc. Class C (a)	6,836	7,481,523
Care.com, Inc. (a)	970,338	17,388,457
Facebook, Inc. Class A (a)	38,069	5,352,882
IAC/InterActiveCorp (a)	41,290	7,347,968
Match Group, Inc. (b)	84,344	3,396,533
QuinStreet, Inc. (a)	85,081	1,373,207
Yelp, Inc. (a)	432,211	14,552,544
		56,893,114
Media - 0.8%
AMC Networks, Inc. Class A (a)	150,152	8,988,099
Criteo SA sponsored ADR (a)	683,815	15,932,890
Discovery Communications, Inc. Class A (a)(b)	200,258	6,151,926
Entercom Communications Corp. Class A (b)	335,833	2,192,989
Entravision Communication Corp. Class A	47,837	154,514
Interpublic Group of Companies, Inc.	171,909	4,039,862
National CineMedia, Inc.	934,687	6,458,687
Nexstar Broadcasting Group, Inc. Class A	50,462	4,170,180
Scholastic Corp.	92,540	4,276,273
Sinclair Broadcast Group, Inc. Class A	237,316	7,463,588
Sirius XM Holdings, Inc. (b)	1,103,533	6,875,011
Tegna, Inc.	75,398	1,002,039
		67,706,058
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	700,515	17,540,896

TOTAL COMMUNICATION SERVICES		219,142,765

CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.9%
BorgWarner, Inc.	133,700	5,291,846
Cooper Tire & Rubber Co.	157,552	5,388,278
Cooper-Standard Holding, Inc. (a)	96,469	7,053,813
Dana Holding Corp.	347,720	5,045,417
Delphi Technologies PLC	315,113	5,385,281
Dorman Products, Inc. (a)	21,623	1,899,797
Gentex Corp.	205,488	4,627,590
LCI Industries	133,615	10,339,129
Lear Corp.	67,325	9,173,031
Standard Motor Products, Inc.	37,955	1,999,090
The Goodyear Tire & Rubber Co.	208,800	4,835,808
Tower International, Inc.	91,500	2,572,980
Visteon Corp. (a)	122,652	9,054,171
		72,666,231
Automobiles - 0.2%
Harley-Davidson, Inc.	131,000	5,539,990
Thor Industries, Inc.	214,808	14,566,130
		20,106,120
Distributors - 0.6%
LKQ Corp. (a)	551,384	15,350,531
Pool Corp.	208,504	33,883,985
		49,234,516
Diversified Consumer Services - 1.6%
Adtalem Global Education, Inc. (a)	141,220	8,154,043
American Public Education, Inc. (a)	11,660	368,922
Bright Horizons Family Solutions, Inc. (a)	228,298	27,779,301
Chegg, Inc. (a)	210,069	5,871,429
Frontdoor, Inc. (a)	416,006	9,688,780
Grand Canyon Education, Inc. (a)	248,039	30,350,052
Houghton Mifflin Harcourt Co. (a)	347,493	3,457,555
ServiceMaster Global Holdings, Inc. (a)	411,879	18,233,883
Sotheby's Class A (Ltd. vtg.) (a)	163,357	6,532,646
Strategic Education, Inc.	74,457	10,162,636
Weight Watchers International, Inc. (a)	95,871	4,795,467
		125,394,714
Hotels, Restaurants & Leisure - 2.4%
Bloomin' Brands, Inc.	443,694	8,674,218
Bojangles', Inc. (a)	12,051	193,901
Brinker International, Inc. (b)	35,769	1,827,081
Carrols Restaurant Group, Inc. (a)	480,542	5,295,573
Cedar Fair LP (depositary unit)	138,842	7,597,434
Chipotle Mexican Grill, Inc. (a)	8,910	4,216,301
Churchill Downs, Inc.	9,502	2,639,276
Cracker Barrel Old Country Store, Inc. (b)	17,546	3,172,492
Dave & Buster's Entertainment, Inc.	304,291	17,301,986
Denny's Corp. (a)	52,266	864,480
Domino's Pizza, Inc.	20,410	5,660,101
Dunkin' Brands Group, Inc.	61,479	4,549,446
Extended Stay America, Inc. unit	155,336	2,827,115
Fiesta Restaurant Group, Inc. (a)	35,450	668,233
Hilton Grand Vacations, Inc. (a)	334,574	10,726,442
Hyatt Hotels Corp. Class A	27,248	1,943,055
Jack in the Box, Inc.	60,582	5,373,018
Marriott International, Inc. Class A	39,429	4,535,518
Norwegian Cruise Line Holdings Ltd. (a)	356,080	18,274,026
Papa John's International, Inc. (b)	19,933	956,585
Penn National Gaming, Inc. (a)	315,129	6,967,502
Planet Fitness, Inc. (a)	183,612	10,139,055
Red Lion Hotels Corp. (a)	440,989	3,977,721
Ruth's Hospitality Group, Inc.	21,258	520,183
Six Flags Entertainment Corp.	100,100	6,142,136
Sonic Corp.	31,723	1,378,364
Texas Roadhouse, Inc. Class A	44,462	2,935,826
The Cheesecake Factory, Inc. (b)	137,784	6,502,027
U.S. Foods Holding Corp. (a)	350,521	11,630,287
Vail Resorts, Inc.	83,570	23,331,073
Wingstop, Inc.	67,809	4,449,627
Wyndham Destinations, Inc.	109,881	4,556,765
Wyndham Hotels & Resorts, Inc.	17,751	889,858
		190,716,705
Household Durables - 0.8%
Beazer Homes U.S.A., Inc. (a)	201,100	2,264,386
Cavco Industries, Inc. (a)	6,138	1,010,069
D.R. Horton, Inc.	213,745	7,955,589
Ethan Allen Interiors, Inc.	17,963	373,271
Garmin Ltd.	87,166	5,810,486
Helen of Troy Ltd. (a)	20,830	2,979,315
iRobot Corp. (a)(b)	23,261	2,219,099
La-Z-Boy, Inc.	146,642	4,286,346
Leggett & Platt, Inc.	95,380	3,695,021
Lennar Corp. Class A	115,338	4,928,393
LGI Homes, Inc. (a)(b)	71,700	3,309,672
M.D.C. Holdings, Inc.	197,580	5,818,731
PulteGroup, Inc.	155,000	4,110,600
Taylor Morrison Home Corp. (a)	246,991	4,176,618
Toll Brothers, Inc.	158,280	5,218,492
TopBuild Corp. (a)	43,275	2,204,861
Whirlpool Corp.	39,900	5,032,587
William Lyon Homes, Inc. (a)	100,530	1,249,588
		66,643,124
Internet & Direct Marketing Retail - 0.9%
Etsy, Inc. (a)	181,885	9,829,065
Expedia, Inc.	6,690	808,085
GrubHub, Inc. (a)	273,760	21,432,670
Liberty Interactive Corp. QVC Group Series A (a)	131,726	2,926,952
NutriSystem, Inc.	20,813	774,035
PetMed Express, Inc. (b)	15,788	380,333
Shutterfly, Inc. (a)	91,132	4,555,689
Shutterstock, Inc.	361,387	13,808,597
Stamps.com, Inc. (a)	90,191	15,464,149
Wayfair LLC Class A (a)	45,380	4,819,356
		74,798,931
Leisure Products - 0.6%
Brunswick Corp.	478,479	25,378,526
Hasbro, Inc.	44,260	4,027,660
Polaris Industries, Inc.	186,180	18,059,460
Sturm, Ruger & Co., Inc.	13,925	746,519
		48,212,165
Media - 0.1%
Altice U.S.A., Inc. Class A	443,480	7,845,161
Multiline Retail - 0.3%
Big Lots, Inc.	32,593	1,419,751
Dillard's, Inc. Class A (b)	46,400	3,219,696
Kohl's Corp.	96,200	6,461,754
Ollie's Bargain Outlet Holdings, Inc. (a)	86,016	7,629,619
Tuesday Morning Corp. (a)(b)	794,844	1,947,368
		20,678,188
Specialty Retail - 2.7%
Aaron's, Inc. Class A	388,661	18,189,335
Advance Auto Parts, Inc.	34,717	6,169,558
America's Car Mart, Inc. (a)	62,349	4,626,919
American Eagle Outfitters, Inc.	171,000	3,579,030
At Home Group, Inc. (a)	234,150	6,673,275
Bed Bath & Beyond, Inc.	108,844	1,401,911
Burlington Stores, Inc. (a)	69,001	11,437,606
Conn's, Inc. (a)	205,883	5,746,195
Dick's Sporting Goods, Inc.	118,139	4,250,641
DSW, Inc. Class A	54,445	1,510,304
Five Below, Inc. (a)	58,609	6,141,637
Foot Locker, Inc.	261,245	14,734,218
Gap, Inc.	606,183	16,542,734
Group 1 Automotive, Inc.	76,617	4,305,875
Haverty Furniture Companies, Inc.	104,300	2,137,107
L Brands, Inc.	137,446	4,550,837
Lithia Motors, Inc. Class A (sub. vtg.)	78,319	6,489,512
Michaels Companies, Inc. (a)(b)	292,218	4,958,939
Monro, Inc.	77,787	6,325,639
Murphy U.S.A., Inc. (a)	55,600	4,504,712
Office Depot, Inc.	995,000	3,213,850
Penske Automotive Group, Inc.	90,200	3,932,720
Ross Stores, Inc.	39,974	3,501,722
Sally Beauty Holdings, Inc. (a)(b)	1,298,378	27,408,760
Signet Jewelers Ltd.	152,554	8,039,596
Sleep Number Corp. (a)	31,669	1,214,189
Sonic Automotive, Inc. Class A (sub. vtg.)	111,800	1,765,322
The Buckle, Inc. (b)	21,374	408,243
The Children's Place Retail Stores, Inc.	89,745	11,634,542
Tractor Supply Co.	110,935	10,553,247
Ulta Beauty, Inc. (a)	4,463	1,329,037
Urban Outfitters, Inc. (a)	63,339	2,412,583
Williams-Sonoma, Inc. (b)	61,635	3,490,390
		213,180,185
Textiles, Apparel & Luxury Goods - 1.8%
Carter's, Inc.	301,501	27,888,843
Hanesbrands, Inc.	1,152,950	18,343,435
lululemon athletica, Inc. (a)	79,853	10,584,515
Michael Kors Holdings Ltd. (a)	136,447	5,969,556
Oxford Industries, Inc.	24,501	1,969,635
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,965,148	53,058,996
Steven Madden Ltd.	243,329	7,842,494
Under Armour, Inc. Class C (non-vtg.) (a)(b)	337,810	7,543,297
Wolverine World Wide, Inc.	293,566	10,157,384
		143,358,155

TOTAL CONSUMER DISCRETIONARY		1,032,834,195

CONSUMER STAPLES - 2.5%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	6,716	1,843,811
Cott Corp.	153,843	2,284,516
Cott Corp.	230,919	3,429,147
National Beverage Corp. (b)	9,314	812,833
Primo Water Corp. (a)	373,731	5,426,574
		13,796,881
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	36,965	4,785,859
Performance Food Group Co. (a)	574,011	19,780,419
SpartanNash Co.	65,200	1,222,500
Sprouts Farmers Market LLC (a)	191,860	4,416,617
Weis Markets, Inc.	59,580	2,728,764
		32,934,159
Food Products - 1.3%
Darling International, Inc. (a)	338,456	7,405,417
Farmer Brothers Co. (a)	143,626	3,497,293
Flowers Foods, Inc.	129,742	2,567,594
Fresh Del Monte Produce, Inc.	169,699	5,710,371
Ingredion, Inc.	252,789	26,406,339
Lamb Weston Holdings, Inc.	269,116	20,641,197
Lancaster Colony Corp.	14,554	2,624,377
Nomad Foods Ltd. (a)	619,213	12,520,487
Pilgrim's Pride Corp. (a)	199,300	3,954,112
Post Holdings, Inc. (a)	88,247	8,537,897
The Hain Celestial Group, Inc. (a)	145,017	3,001,852
The Simply Good Foods Co. (a)	389,360	7,911,795
		104,778,731
Household Products - 0.3%
Central Garden & Pet Co. (a)	140,416	4,753,082
Central Garden & Pet Co. Class A (non-vtg.) (a)	46,772	1,454,609
Church & Dwight Co., Inc.	155,032	10,261,568
Energizer Holdings, Inc.	182,037	8,160,719
WD-40 Co. (b)	10,461	1,827,327
		26,457,305
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	36,676	1,533,057
elf Beauty, Inc. (a)(b)	631,393	8,056,575
Herbalife Nutrition Ltd. (a)	105,799	6,056,993
MediFast, Inc.	8,241	1,223,789
Natural Health Trends Corp.	4,793	102,474
USANA Health Sciences, Inc. (a)	7,903	967,169
		17,940,057
Tobacco - 0.1%
Universal Corp.	55,508	3,519,207

TOTAL CONSUMER STAPLES		199,426,340

ENERGY - 3.8%
Energy Equipment & Services - 1.0%
Core Laboratories NV (b)	157,843	13,118,332
Dril-Quip, Inc. (a)	211,335	8,297,012
Forum Energy Technologies, Inc. (a)	225,511	1,508,669
Helix Energy Solutions Group, Inc. (a)	244,756	2,006,999
Helmerich & Payne, Inc.	67,825	4,110,195
Matrix Service Co. (a)	4,046	82,700
McDermott International, Inc. (a)(b)	424,665	3,698,832
Oceaneering International, Inc. (a)	248,464	4,171,711
Oil States International, Inc. (a)	173,599	3,892,090
Patterson-UTI Energy, Inc.	1,452,133	20,155,606
RigNet, Inc. (a)	292,697	5,321,231
RPC, Inc. (b)	513,647	6,718,503
Superior Energy Services, Inc. (a)	274,804	1,497,682
TechnipFMC PLC	143,870	3,321,958
U.S. Silica Holdings, Inc. (b)	260,743	3,699,943
		81,601,463
Oil, Gas & Consumable Fuels - 2.8%
Abraxas Petroleum Corp. (a)	2,301,806	3,751,944
Arch Coal, Inc. (b)	41,829	3,399,443
ARROW Exploration Corp. (a)(b)	124,488	40,289
Cabot Oil & Gas Corp.	922,855	23,219,032
Canacol Energy Ltd. (a)(b)	1,417,359	4,299,068
Carrizo Oil & Gas, Inc. (a)	239,500	4,097,845
Cheniere Energy, Inc. (a)	125,449	7,667,443
Cimarex Energy Co.	200,255	16,416,905
Delek U.S. Holdings, Inc.	241,625	9,614,259
Diamondback Energy, Inc.	144,381	15,936,775
Earthstone Energy, Inc. (a)	165,789	1,138,970
Enerplus Corp.	487,801	4,692,053
EQT Corp.	68,432	1,280,363
Equitrans Midstream Corp. (a)	54,745	1,221,908
Euronav NV (b)	724,059	6,328,140
Extraction Oil & Gas, Inc. (a)	214,361	1,221,858
Gulfport Energy Corp. (a)	967,372	8,242,009
HollyFrontier Corp.	62,885	3,928,426
Jagged Peak Energy, Inc. (a)(b)	134,513	1,538,829
Kosmos Energy Ltd. (a)	492,873	2,651,657
Laredo Petroleum, Inc. (a)	135,500	592,135
Leucrotta Exploration, Inc. (a)	927,346	788,696
Magnolia Oil & Gas Corp. Class A (a)	281,570	3,429,523
NACCO Industries, Inc. Class A	3,000	105,330
Newfield Exploration Co. (a)	301,474	5,109,984
Oasis Petroleum, Inc. (a)	486,787	3,475,659
Parsley Energy, Inc. Class A (a)	991,827	19,965,478
PBF Energy, Inc. Class A	396,023	15,318,170
QEP Resources, Inc. (a)	1,199,590	9,632,708
Scorpio Tankers, Inc. (b)	2,140,477	4,430,787
SM Energy Co.	215,334	4,392,814
Southwestern Energy Co. (a)	1,206,772	5,816,641
SRC Energy, Inc. (a)	1,101,421	6,355,199
Sundance Energy Australia Ltd. (a)	23,243,014	866,404
Valero Energy Corp.	45,765	3,656,624
W&T Offshore, Inc. (a)	660,000	3,834,600
Whiting Petroleum Corp. (a)	38,358	1,161,097
WildHorse Resource Development Corp. (a)	181,937	3,362,196
World Fuel Services Corp.	446,091	11,504,687
		224,485,948

TOTAL ENERGY		306,087,411

FINANCIALS - 14.8%
Banks - 5.4%
Associated Banc-Corp.	501,620	11,622,535
Bank of Hawaii Corp.	31,604	2,520,419
Bank of the Ozarks, Inc.	359,636	9,746,136
BankUnited, Inc.	867,903	29,977,370
Berkshire Hills Bancorp, Inc.	84,000	2,868,600
Boston Private Financial Holdings, Inc.	138,852	1,762,032
Cadence Bancorp Class A	762,661	15,642,177
Cathay General Bancorp	102,900	4,071,753
Centerstate Banks of Florida, Inc.	89,554	2,239,746
Central Pacific Financial Corp.	52,586	1,474,511
CIT Group, Inc.	136,200	6,323,766
Citizens Financial Group, Inc.	387,700	14,096,772
Columbia Banking Systems, Inc.	34,114	1,387,758
Comerica, Inc.	72,041	5,704,206
Commerce Bancshares, Inc.	152,540	9,613,071
Cullen/Frost Bankers, Inc.	109,195	10,954,442
East West Bancorp, Inc.	387,771	20,819,425
FCB Financial Holdings, Inc. Class A (a)	48,969	1,941,131
First Bancorp, Puerto Rico	383,261	3,468,512
First Citizen Bancshares, Inc.	6,966	2,991,688
First Financial Bankshares, Inc. (b)	47,126	3,087,696
First Hawaiian, Inc.	487,546	12,685,947
First Horizon National Corp.	618,419	10,197,729
First Interstate Bancsystem, Inc.	180,694	7,847,540
First Merchants Corp.	81,715	3,435,299
First Midwest Bancorp, Inc., Delaware	101,095	2,384,831
First Republic Bank	90,847	9,007,480
Fulton Financial Corp.	239,600	4,171,436
Great Western Bancorp, Inc.	161,580	6,030,166
Hancock Whitney Corp.	156,697	6,302,353
Hanmi Financial Corp.	206,839	4,641,467
Home Bancshares, Inc.	119,051	2,334,590
Hope Bancorp, Inc.	395,500	6,011,600
Huntington Bancshares, Inc.	327,658	4,780,530
IBERIABANK Corp.	185,437	13,861,416
KeyCorp	420,100	7,704,634
Live Oak Bancshares, Inc.	16,658	298,345
Merchants Bancorp/IN	4,686	111,949
Old National Bancorp, Indiana	129,200	2,419,916
PacWest Bancorp	89,800	3,613,552
Peapack-Gladstone Financial Corp.	59,228	1,694,513
Peoples Bancorp, Inc.	40,051	1,397,780
Preferred Bank, Los Angeles	107,887	5,525,972
Regions Financial Corp.	365,500	6,012,475
ServisFirst Bancshares, Inc.	32,840	1,292,911
Signature Bank	134,683	16,610,454
Sterling Bancorp	305,547	5,897,057
SVB Financial Group (a)	132,792	33,836,730
Synovus Financial Corp.	164,879	6,234,075
TCF Financial Corp.	398,100	8,953,269
Texas Capital Bancshares, Inc. (a)	87,411	5,214,940
Umpqua Holdings Corp.	476,890	9,175,364
United Community Bank, Inc.	130,200	3,365,670
Webster Financial Corp.	97,151	5,845,576
Western Alliance Bancorp. (a)	458,839	21,505,784
Wintrust Financial Corp.	181,576	14,044,904
Zions Bancorporation	372,555	18,128,526
		434,890,526
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	47,486	5,276,644
Ares Capital Corp.	226,773	3,864,212
Artisan Partners Asset Management, Inc.	30,029	817,690
Cboe Global Markets, Inc.	29,146	3,136,693
Cohen & Steers, Inc.	14,945	558,345
Diamond Hill Investment Group, Inc.	2,346	394,832
E*TRADE Financial Corp.	494,039	25,833,299
Eaton Vance Corp. (non-vtg.)	458,383	18,669,940
Evercore, Inc. Class A	29,410	2,428,090
FactSet Research Systems, Inc.	71,980	16,878,590
Federated Investors, Inc. Class B (non-vtg.)	69,908	1,851,164
Houlihan Lokey	15,722	665,041
Janus Henderson Group PLC	134,671	3,151,301
Lazard Ltd. Class A	841,311	33,753,397
Legg Mason, Inc.	202,200	5,857,734
LPL Financial	307,127	19,708,340
MarketAxess Holdings, Inc.	47,850	10,418,381
Moelis & Co. Class A	214,507	8,670,373
Morningstar, Inc.	75,191	8,883,065
Newtek Business Services Corp. (b)	142,900	3,049,486
Oaktree Specialty Lending Corp.	547,600	2,606,576
OM Asset Management Ltd.	213,785	2,815,548
Prospect Capital Corp. (b)	338,444	2,321,726
Raymond James Financial, Inc.	155,896	12,429,588
Stifel Financial Corp.	295,386	14,258,282
T. Rowe Price Group, Inc.	79,414	7,890,575
Virtu Financial, Inc. Class A	28,825	725,525
Waddell & Reed Financial, Inc. Class A (b)	122,300	2,490,028
WisdomTree Investments, Inc.	986,787	6,996,320
		226,400,785
Consumer Finance - 1.4%
Ally Financial, Inc.	549,780	14,668,130
Credit Acceptance Corp. (a)	9,525	3,899,726
First Cash Financial Services, Inc.	102,151	9,096,547
Green Dot Corp. Class A (a)	146,027	12,169,890
Navient Corp.	935,875	10,762,563
Nelnet, Inc. Class A	100,429	5,468,359
OneMain Holdings, Inc. (a)	681,783	19,955,788
PRA Group, Inc. (a)	86,786	2,648,709
Regional Management Corp. (a)	68,700	1,865,892
SLM Corp. (a)	3,320,883	34,105,468
		114,641,072
Disc-Real Estate Inv Trusts - 0.1%
MGM Growth Properties LLC	162,160	4,619,938
Diversified Financial Services - 0.8%
Banco Latinoamericano de Comercio Exterior SA Series E	106,500	1,863,750
FGL Holdings Class A (a)	409,761	3,282,186
Focus Financial Partners, Inc. Class A	118,270	3,656,908
Jefferies Financial Group, Inc.	1,199,553	26,210,233
On Deck Capital, Inc. (a)	2,087,857	16,368,799
Voya Financial, Inc.	271,727	12,214,129
		63,596,005
Insurance - 3.0%
Alleghany Corp.	7,288	4,598,947
American Financial Group, Inc.	57,414	5,876,897
Aspen Insurance Holdings Ltd.	61,826	2,588,036
Assurant, Inc.	15,793	1,535,711
Assured Guaranty Ltd.	287,807	11,748,282
Athene Holding Ltd. (a)	176,202	7,663,025
Axis Capital Holdings Ltd.	142,658	7,896,120
Brown & Brown, Inc.	171,279	4,970,517
Cincinnati Financial Corp.	95,694	7,821,071
CNA Financial Corp.	293,792	13,784,721
CNO Financial Group, Inc.	339,200	6,207,360
Crawford & Co. Class B	166,972	1,516,106
Erie Indemnity Co. Class A	13,717	1,877,171
Everest Re Group Ltd.	93,814	20,834,213
FBL Financial Group, Inc. Class A	7,328	515,378
First American Financial Corp.	236,515	11,430,770
FNF Group	41,217	1,384,891
Genworth Financial, Inc. Class A (a)	149,800	698,068
Hanover Insurance Group, Inc.	59,031	6,771,446
HCI Group, Inc.	62,822	3,414,376
Heritage Insurance Holdings, Inc. (b)	151,238	2,427,370
Kinsale Capital Group, Inc.	134,224	8,350,075
Lincoln National Corp.	116,200	7,317,114
Maiden Holdings Ltd.	174,900	442,497
National General Holdings Corp.	295,289	7,839,923
Old Republic International Corp.	609,204	13,737,550
Primerica, Inc.	33,787	4,016,599
ProAssurance Corp.	253,498	11,085,468
Reinsurance Group of America, Inc.	150,158	22,430,602
RLI Corp.	112,254	8,511,098
Selective Insurance Group, Inc.	62,686	4,160,470
Torchmark Corp.	73,614	6,360,986
Universal Insurance Holdings, Inc.	111,802	4,906,990
Unum Group	336,783	12,093,878
White Mountains Insurance Group Ltd.	4,524	4,201,665
		241,015,391
Mortgage Real Estate Investment Trusts - 0.7%
AGNC Investment Corp.	240,254	4,252,496
Annaly Capital Management, Inc.	225,479	2,263,809
Ares Commercial Real Estate Corp.	247,930	3,540,440
Blackstone Mortgage Trust, Inc. (b)	94,761	3,326,111
Chimera Investment Corp.	176,100	3,379,359
MFA Financial, Inc.	948,713	6,878,169
New York Mortgage Trust, Inc. (b)	403,200	2,499,840
Redwood Trust, Inc.	219,495	3,663,372
Starwood Property Trust, Inc.	426,429	9,539,217
Two Harbors Investment Corp.	835,934	12,020,731
		51,363,544
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	5,139	332,185
Thrifts & Mortgage Finance - 0.6%
Axos Financial, Inc. (a)	182,756	5,701,987
Essent Group Ltd. (a)	442,762	17,072,903
Farmer Mac Class C (non-vtg.)	25,700	1,697,742
MGIC Investment Corp. (a)	386,100	4,521,231
Radian Group, Inc.	393,415	7,238,836
Sterling Bancorp, Inc.	11,064	93,270
Walker & Dunlop, Inc.	202,080	9,544,238
		45,870,207

TOTAL FINANCIALS		1,182,729,653

HEALTH CARE - 12.0%
Biotechnology - 2.2%
Agios Pharmaceuticals, Inc. (a)(b)	69,091	4,546,188
Aimmune Therapeutics, Inc. (a)	73,300	1,740,875
Allogene Therapeutics, Inc. (b)	49,610	1,551,801
Alnylam Pharmaceuticals, Inc. (a)	28,730	2,331,727
Amicus Therapeutics, Inc. (a)(b)	69,396	766,132
Arena Pharmaceuticals, Inc. (a)	30,938	1,268,767
Ascendis Pharma A/S sponsored ADR (a)	29,962	2,022,735
Atara Biotherapeutics, Inc. (a)	131,846	5,267,248
BeiGene Ltd. ADR (a)	14,940	2,290,451
Biohaven Pharmaceutical Holding Co. Ltd. (a)	59,028	2,006,362
BioMarin Pharmaceutical, Inc. (a)	41,385	3,974,202
bluebird bio, Inc. (a)(b)	9,969	1,225,090
Blueprint Medicines Corp. (a)	48,365	2,774,700
Clovis Oncology, Inc. (a)(b)	34,530	594,261
DBV Technologies SA sponsored ADR (a)	287,480	4,340,948
Emergent BioSolutions, Inc. (a)	109,763	7,995,137
Exact Sciences Corp. (a)	223,877	17,457,928
Exelixis, Inc. (a)	115,070	2,337,072
FibroGen, Inc. (a)	22,202	962,679
Heron Therapeutics, Inc. (a)	183,928	5,284,251
Immunomedics, Inc. (a)(b)	349,053	7,012,475
Incyte Corp. (a)	32,460	2,085,555
Insmed, Inc. (a)	63,589	1,138,879
Ionis Pharmaceuticals, Inc. (a)	35,326	2,059,153
Keryx Biopharmaceuticals, Inc. (a)	483,396	1,455,022
Ligand Pharmaceuticals, Inc. Class B (a)	108,929	17,185,728
Loxo Oncology, Inc. (a)	25,756	3,616,658
Madrigal Pharmaceuticals, Inc. (a)(b)	11,100	1,283,715
Myriad Genetics, Inc. (a)	89,392	2,881,998
Neurocrine Biosciences, Inc. (a)	199,172	17,580,912
Progenics Pharmaceuticals, Inc. (a)	126,553	656,810
Puma Biotechnology, Inc. (a)(b)	104,231	2,422,328
Rubius Therapeutics, Inc. (b)	92,856	1,985,261
Sage Therapeutics, Inc. (a)	164,436	18,957,826
Sarepta Therapeutics, Inc. (a)	43,073	5,576,661
Seattle Genetics, Inc. (a)	29,009	1,815,383
Spectrum Pharmaceuticals, Inc. (a)	331,624	4,795,283
Ultragenyx Pharmaceutical, Inc. (a)	43,936	2,358,045
United Therapeutics Corp. (a)	40,600	4,794,860
Viking Therapeutics, Inc. (a)(b)	310,555	3,506,166
		173,907,272
Health Care Equipment & Supplies - 2.8%
Anika Therapeutics, Inc. (a)	69,669	2,400,097
Atrion Corp.	1,058	818,067
AxoGen, Inc. (a)	347,891	11,647,391
Cantel Medical Corp.	25,466	2,187,020
CONMED Corp.	39,886	2,710,653
DexCom, Inc. (a)	86,758	11,242,969
Endologix, Inc. (a)	939,922	800,062
Globus Medical, Inc. (a)	144,333	6,969,841
Hill-Rom Holdings, Inc.	43,256	4,194,102
ICU Medical, Inc. (a)	17,420	4,189,336
IDEXX Laboratories, Inc. (a)	80,657	16,434,670
Inogen, Inc. (a)	25,570	3,767,995
Insulet Corp. (a)	53,337	4,476,574
Integer Holdings Corp. (a)	51,604	4,571,082
Integra LifeSciences Holdings Corp. (a)	108,572	5,822,716
LeMaitre Vascular, Inc.	9,346	260,660
LivaNova PLC (a)	13,250	1,340,768
Masimo Corp. (a)	102,013	11,264,275
Meridian Bioscience, Inc.	30,136	570,776
Merit Medical Systems, Inc. (a)	72,223	4,553,660
Neogen Corp. (a)	36,995	2,399,496
Nevro Corp. (a)	158,705	6,587,845
Penumbra, Inc. (a)	39,903	5,555,296
Quidel Corp. (a)	93,899	5,710,937
Steris PLC	194,447	23,154,749
Teleflex, Inc.	68,053	18,743,157
The Cooper Companies, Inc.	103,735	28,924,430
West Pharmaceutical Services, Inc.	232,656	25,489,791
Zimmer Biomet Holdings, Inc.	59,376	6,948,180
		223,736,595
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	113,903	3,869,285
Amedisys, Inc. (a)	79,026	10,767,293
American Renal Associates Holdings, Inc. (a)	8,785	145,743
Centene Corp. (a)	118,945	16,919,926
Chemed Corp.	41,853	13,258,193
Corvel Corp. (a)	7,492	522,192
Elanco Animal Health, Inc.	68,212	2,278,963
Encompass Health Corp.	289,562	21,777,958
G1 Therapeutics, Inc. (a)	173,040	6,615,319
Guardant Health, Inc.	36,875	1,317,544
HealthEquity, Inc. (a)	128,505	11,397,108
Henry Schein, Inc. (a)	204,024	18,198,941
Laboratory Corp. of America Holdings (a)	40,440	5,889,682
Magellan Health Services, Inc. (a)	15,600	850,512
MEDNAX, Inc. (a)	267,008	10,733,722
Molina Healthcare, Inc. (a)	142,669	19,932,286
National Vision Holdings, Inc. (a)	202,301	7,438,608
OptiNose, Inc. (a)(b)	115,165	906,349
Owens & Minor, Inc.	163,100	1,244,453
Patterson Companies, Inc.	84,548	2,144,983
PetIQ, Inc. Class A (a)(b)	52,623	1,641,838
Premier, Inc. (a)	420,000	16,657,200
Quest Diagnostics, Inc.	75,100	6,651,607
U.S. Physical Therapy, Inc.	9,331	1,110,296
Wellcare Health Plans, Inc. (a)	97,225	24,780,708
		207,050,709
Health Care Technology - 1.0%
athenahealth, Inc. (a)	63,370	8,434,547
Evolent Health, Inc. (a)(b)	657,505	16,897,879
Medidata Solutions, Inc. (a)	338,008	26,097,598
Teladoc Health, Inc. (a)(b)	216,148	13,498,443
Veeva Systems, Inc. Class A (a)	144,466	13,891,851
		78,820,318
Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories, Inc. Class A (a)	24,633	6,760,773
Bruker Corp.	78,963	2,616,834
Cambrex Corp. (a)	79,447	3,799,950
Charles River Laboratories International, Inc. (a)	132,333	17,845,105
ICON PLC (a)	130,923	18,947,177
IQVIA Holdings, Inc. (a)	51,839	6,483,504
Medpace Holdings, Inc. (a)	5,426	335,924
PerkinElmer, Inc.	159,410	13,878,235
PRA Health Sciences, Inc. (a)	217,002	25,332,813
Syneos Health, Inc. (a)	542,158	28,040,412
		124,040,727
Pharmaceuticals - 2.0%
Aclaris Therapeutics, Inc. (a)	68,261	636,193
Aerie Pharmaceuticals, Inc. (a)	199,652	7,964,118
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	120,778	369,581
Catalent, Inc. (a)	586,044	23,236,645
Collegium Pharmaceutical, Inc. (a)(b)	89,576	1,718,963
GW Pharmaceuticals PLC ADR (a)	12,398	1,525,202
Jazz Pharmaceuticals PLC (a)	210,500	31,827,600
Lannett Co., Inc. (a)(b)	177,600	1,047,840
Mallinckrodt PLC (a)	152,186	3,620,505
Mylan NV (a)	262,524	8,889,063
Nektar Therapeutics (a)	103,728	4,189,574
Pacira Pharmaceuticals, Inc. (a)	71,037	3,433,218
Perrigo Co. PLC	49,868	3,105,779
Prestige Brands Holdings, Inc. (a)	526,968	20,456,898
Revance Therapeutics, Inc. (a)	263,435	5,384,611
Supernus Pharmaceuticals, Inc. (a)	165,360	7,841,371
TherapeuticsMD, Inc. (a)(b)	4,001,405	20,127,067
Zogenix, Inc. (a)	331,372	13,616,075
		158,990,303

TOTAL HEALTH CARE		966,545,924

INDUSTRIALS - 16.6%
Aerospace & Defense - 0.9%
Arconic, Inc.	115,794	2,487,255
Curtiss-Wright Corp.	28,844	3,184,378
Engility Holdings, Inc. (a)	56,770	1,775,198
Esterline Technologies Corp. (a)	18,481	2,194,249
HEICO Corp. Class A	192,678	13,009,619
Hexcel Corp.	175,710	10,836,036
Huntington Ingalls Industries, Inc.	39,374	8,485,097
Spirit AeroSystems Holdings, Inc. Class A	195,700	16,023,916
Teledyne Technologies, Inc. (a)	28,910	6,492,608
TransDigm Group, Inc. (a)	13,366	4,834,081
Wesco Aircraft Holdings, Inc. (a)	516,508	4,917,156
		74,239,593
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	135,881	7,235,663
Echo Global Logistics, Inc. (a)	78,063	1,980,458
Expeditors International of Washington, Inc.	40,897	3,111,853
Forward Air Corp.	267,833	17,484,138
XPO Logistics, Inc. (a)	200,592	15,216,909
		45,029,021
Airlines - 1.1%
Air Canada (a)	1,028,611	22,451,149
Alaska Air Group, Inc.	296,778	21,741,956
Azul SA sponsored ADR (a)	183,680	4,957,523
Hawaiian Holdings, Inc.	136,650	5,485,131
JetBlue Airways Corp. (a)	520,555	10,161,234
SkyWest, Inc.	458,087	26,422,458
		91,219,451
Building Products - 1.1%
AAON, Inc.	28,569	1,084,194
Allegion PLC	132,956	12,177,440
Armstrong World Industries, Inc.	49,490	3,315,335
CSW Industrials, Inc. (a)	11,819	626,052
Fortune Brands Home & Security, Inc.	341,159	14,942,764
Lennox International, Inc.	24,230	5,473,799
Masonite International Corp. (a)	80,830	4,338,146
Owens Corning	293,916	15,327,719
Patrick Industries, Inc. (a)	182,727	7,257,916
Simpson Manufacturing Co. Ltd.	27,106	1,585,701
Trex Co., Inc. (a)	73,980	4,714,745
Universal Forest Products, Inc.	161,594	4,469,690
USG Corp.	253,487	10,910,080
		86,223,581
Commercial Services & Supplies - 3.2%
ABM Industries, Inc.	501,472	15,886,633
ACCO Brands Corp.	479,838	3,896,285
ADS Waste Holdings, Inc. (a)	85,910	2,315,275
Brady Corp. Class A	348,681	15,188,544
BrightView Holdings, Inc.	430,620	5,425,812
Casella Waste Systems, Inc. Class A (a)	28,918	944,173
Charah Solutions, Inc.	512,061	3,333,517
Cimpress NV (a)	109,500	13,212,270
Clean Harbors, Inc. (a)	355,114	22,915,506
Copart, Inc. (a)	204,127	10,447,220
Covanta Holding Corp.	206,309	3,416,477
Deluxe Corp.	110,278	5,552,497
Evoqua Water Technologies Corp. (a)	410,306	3,750,197
Healthcare Services Group, Inc. (b)	83,058	3,920,338
Herman Miller, Inc.	386,574	13,089,396
KAR Auction Services, Inc.	687,410	39,278,607
Msa Safety, Inc.	70,070	7,636,929
Multi-Color Corp.	289,439	12,851,092
Pitney Bowes, Inc.	367,000	3,097,480
Republic Services, Inc.	36,500	2,822,910
Ritchie Brothers Auctioneers, Inc. (b)	243,694	8,475,677
Rollins, Inc.	71,044	4,515,557
Steelcase, Inc. Class A	532,193	8,621,527
Tetra Tech, Inc.	129,873	7,917,058
The Brink's Co.	61,586	4,361,521
UniFirst Corp.	11,536	1,781,274
Waste Connection, Inc. (United States)	368,624	28,929,612
		253,583,384
Construction & Engineering - 0.6%
AECOM (a)	251,030	8,073,125
Aegion Corp. (a)	64,799	1,237,661
Comfort Systems U.S.A., Inc.	27,493	1,447,781
Dycom Industries, Inc. (a)	48,200	3,193,732
EMCOR Group, Inc.	5,071	369,473
Fluor Corp.	148,836	6,091,857
Granite Construction, Inc.	152,381	7,715,050
Jacobs Engineering Group, Inc.	58,950	3,871,247
Quanta Services, Inc.	169,197	5,938,815
Tutor Perini Corp. (a)	365,587	6,803,574
Williams Scotsman Corp. (a)(b)	502,420	6,923,348
		51,665,663
Electrical Equipment - 1.2%
Acuity Brands, Inc.	58,143	7,559,753
AMETEK, Inc.	60,982	4,477,908
EnerSys	156,319	13,657,591
Generac Holdings, Inc. (a)	254,014	14,458,477
Hubbell, Inc. Class B	42,384	4,669,021
Regal Beloit Corp.	200,228	15,653,825
Rockwell Automation, Inc.	47,618	8,301,722
Sensata Technologies, Inc. PLC (a)	559,923	25,902,038
		94,680,335
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	41,982	4,429,941
ITT, Inc.	9,014	499,826
		4,929,767
Machinery - 3.9%
Actuant Corp. Class A	28,128	720,077
Allison Transmission Holdings, Inc.	310,596	14,632,178
Altra Industrial Motion Corp.	81,289	2,564,668
Cactus, Inc. (a)	96,118	2,775,888
CIRCOR International, Inc.	66,367	2,196,748
Donaldson Co., Inc.	95,335	5,342,573
Douglas Dynamics, Inc.	192,107	7,159,828
EnPro Industries, Inc.	41,368	2,911,480
Gardner Denver Holdings, Inc. (a)	180,872	4,476,582
Gates Industrial Corp. PLC (a)(b)	651,902	9,602,516
Global Brass & Copper Holdings, Inc.	81,000	2,621,970
Graco, Inc.	126,419	5,568,757
Greenbrier Companies, Inc.	85,800	4,196,478
Hillenbrand, Inc.	88,479	3,920,504
Hyster-Yale Materials Handling Class A	27,100	1,774,237
IDEX Corp.	69,326	9,525,392
John Bean Technologies Corp.	134,953	11,139,021
Kennametal, Inc.	528,580	22,105,216
Lincoln Electric Holdings, Inc.	351,388	30,201,799
Meritor, Inc. (a)	219,680	3,624,720
Middleby Corp. (a)	123,228	14,884,710
Nordson Corp.	121,651	14,647,997
Oshkosh Corp.	138,896	9,907,452
Proto Labs, Inc. (a)	30,872	3,972,918
RBC Bearings, Inc. (a)	97,808	14,966,580
Snap-On, Inc.	88,579	14,725,373
SPX Flow, Inc. (a)	129,109	4,845,461
Tennant Co.	175,604	10,509,899
Terex Corp.	221,616	7,326,625
Timken Co.	181,743	7,296,981
Toro Co.	548,758	34,017,508
Wabtec Corp. (b)	103,795	9,819,007
Woodward, Inc.	157,132	13,148,806
Xylem, Inc.	41,121	3,001,011
		310,130,960
Marine - 0.2%
Kirby Corp. (a)	235,617	17,987,002
Professional Services - 1.1%
Asgn, Inc. (a)	94,692	6,557,421
Barrett Business Services, Inc.	5,496	386,644
CoStar Group, Inc. (a)	19,789	7,309,859
Dun & Bradstreet Corp.	27,556	3,955,388
Exponent, Inc.	38,370	1,930,778
Forrester Research, Inc.	7,538	352,326
FTI Consulting, Inc. (a)	69,388	4,874,507
Huron Consulting Group, Inc. (a)	87,349	4,862,719
Insperity, Inc.	27,936	2,794,717
Manpower, Inc.	147,786	11,997,267
Navigant Consulting, Inc.	130,786	3,350,737
Nielsen Holdings PLC	462,018	12,553,029
Robert Half International, Inc.	100,038	6,185,350
TransUnion Holding Co., Inc.	160,883	10,388,215
TriNet Group, Inc. (a)	306,209	14,058,055
		91,557,012
Road & Rail - 1.4%
Avis Budget Group, Inc. (a)	206,056	6,035,380
Daseke, Inc. (a)	658,931	2,648,903
Genesee & Wyoming, Inc. Class A (a)	36,839	3,067,952
Heartland Express, Inc.	803,956	16,682,087
J.B. Hunt Transport Services, Inc.	82,296	8,753,003
Kansas City Southern	51,424	5,299,243
Knight-Swift Transportation Holdings, Inc. Class A (b)	980,980	34,000,767
Landstar System, Inc.	132,556	14,459,208
Ryder System, Inc.	66,500	3,761,905
Schneider National, Inc. Class B	134,206	2,996,820
Werner Enterprises, Inc.	370,105	12,531,755
		110,237,023
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	191,089	7,425,719
Applied Industrial Technologies, Inc.	153,108	9,987,235
Beacon Roofing Supply, Inc. (a)	43,447	1,514,562
BMC Stock Holdings, Inc. (a)	381,910	6,496,289
CAI International, Inc. (a)	91,609	2,245,337
MRC Global, Inc. (a)	267,720	4,211,236
MSC Industrial Direct Co., Inc. Class A	264,315	23,415,666
SiteOne Landscape Supply, Inc. (a)	149,004	9,184,607
Systemax, Inc.	45,577	1,271,143
Triton International Ltd.	186,565	6,358,135
United Rentals, Inc. (a)	104,195	12,204,360
Watsco, Inc.	30,137	4,632,057
WESCO International, Inc. (a)	113,678	6,071,542
		95,017,888

TOTAL INDUSTRIALS		1,326,500,680

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	18,850	4,495,348
CalAmp Corp. (a)	81,442	1,441,523
Ciena Corp. (a)	1,070,192	34,909,663
CommScope Holding Co., Inc. (a)	74,768	1,353,301
F5 Networks, Inc. (a)	73,418	12,625,693
Finisar Corp. (a)	523,423	12,221,927
Juniper Networks, Inc.	304,600	8,745,066
KVH Industries, Inc. (a)	39,595	446,236
NetScout Systems, Inc. (a)	352,365	9,436,335
Plantronics, Inc.	25,007	1,144,570
Ubiquiti Networks, Inc. (b)	19,146	2,086,531
Viavi Solutions, Inc. (a)	512,920	5,201,009
		94,107,202
Electronic Equipment & Components - 2.5%
Anixter International, Inc. (a)	56,968	3,643,673
Arrow Electronics, Inc. (a)	175,285	13,491,686
Avnet, Inc.	354,751	15,545,189
Badger Meter, Inc.	21,836	1,211,898
Belden, Inc.	246,014	13,722,661
Cardtronics PLC (a)	202,236	6,560,536
CDW Corp.	286,006	26,507,036
Cognex Corp.	216,780	9,542,656
Coherent, Inc. (a)	22,442	3,100,587
Dolby Laboratories, Inc. Class A	42,556	2,995,942
Flextronics International Ltd. (a)	192,559	1,684,891
FLIR Systems, Inc.	181,059	8,303,366
II-VI, Inc. (a)	122,740	4,592,931
Insight Enterprises, Inc. (a)	98,864	4,407,357
IPG Photonics Corp. (a)	27,653	3,930,874
Jabil, Inc.	250,281	6,249,517
Keysight Technologies, Inc. (a)	137,371	8,492,275
Littelfuse, Inc.	73,743	14,110,723
National Instruments Corp.	78,823	3,859,174
Rogers Corp. (a)	12,864	1,655,082
Sanmina Corp. (a)	193,519	5,232,754
ScanSource, Inc. (a)	71,700	2,727,468
SYNNEX Corp.	83,428	6,735,977
Trimble, Inc. (a)	730,868	27,794,910
TTM Technologies, Inc. (a)	174,000	2,068,860
Vishay Intertechnology, Inc.	242,552	5,057,209
		203,225,232
Internet Software & Services - 0.0%
Farfetch Ltd. Class A (b)	74,827	1,702,314
IT Services - 4.0%
Alliance Data Systems Corp.	19,946	3,996,381
Amdocs Ltd.	331,277	21,503,190
Booz Allen Hamilton Holding Corp. Class A	255,013	13,084,717
Carbonite, Inc. (a)	1,145,664	32,456,661
Cass Information Systems, Inc.	7,062	466,163
CoreLogic, Inc. (a)	349,515	14,141,377
EPAM Systems, Inc. (a)	67,289	8,764,392
Euronet Worldwide, Inc. (a)	357,017	41,988,769
Fidelity National Information Services, Inc.	93,010	10,040,430
First Data Corp. Class A (a)	618,011	11,791,650
Gartner, Inc. (a)	54,363	8,327,868
Genpact Ltd.	513,316	15,594,540
GoDaddy, Inc. (a)	319,174	20,829,295
Internap Network Services Corp. (a)	634,116	3,785,673
Interxion Holding N.V. (a)	110,480	6,879,590
Liveramp Holdings, Inc. (a)	57,821	2,734,933
Maximus, Inc.	145,036	10,314,960
NIC, Inc.	46,699	607,087
Presidio, Inc.	639,471	9,003,752
Switch, Inc. Class A (b)	918,381	7,135,820
Sykes Enterprises, Inc. (a)	66,673	1,841,508
Total System Services, Inc.	210,053	18,352,331
Ttec Holdings, Inc.	159,608	4,668,534
Twilio, Inc. Class A (a)(b)	74,150	7,006,434
Unisys Corp. (a)(b)	1,228,148	16,604,561
Virtusa Corp. (a)	104,646	4,638,957
WEX, Inc. (a)	76,360	11,833,509
Wix.com Ltd. (a)	71,677	6,750,540
WNS Holdings Ltd. sponsored ADR (a)	90,201	4,405,417
		319,549,039
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (a)	96,100	4,520,544
Advanced Micro Devices, Inc. (a)	393,994	8,392,072
Brooks Automation, Inc.	96,720	2,936,419
Cabot Microelectronics Corp.	114,538	12,310,544
Cirrus Logic, Inc. (a)	97,800	3,661,632
Cypress Semiconductor Corp.	930,256	12,930,558
Diodes, Inc. (a)	107,481	3,743,563
Entegris, Inc.	121,152	3,561,869
Integrated Device Technology, Inc. (a)	114,776	5,502,361
Kulicke & Soffa Industries, Inc.	119,900	2,589,840
Lam Research Corp.	55,800	8,758,368
Marvell Technology Group Ltd.	237,976	3,833,793
Maxim Integrated Products, Inc.	51,256	2,866,236
MaxLinear, Inc. Class A (a)	181,462	3,701,825
Mellanox Technologies Ltd. (a)	31,879	2,959,328
MKS Instruments, Inc.	71,690	5,624,797
Monolithic Power Systems, Inc.	70,628	9,327,840
NVE Corp.	3,610	344,899
ON Semiconductor Corp. (a)	1,321,845	25,352,987
Power Integrations, Inc.	22,130	1,402,157
Qorvo, Inc. (a)	117,292	7,718,987
Semtech Corp. (a)	267,154	14,249,994
SMART Global Holdings, Inc. (a)(b)	4,136	141,823
Teradyne, Inc.	366,660	13,086,095
Universal Display Corp. (b)	26,200	2,406,208
Versum Materials, Inc.	179,719	6,225,466
		168,150,205
Software - 7.4%
2U, Inc. (a)	331,484	19,355,351
8x8, Inc. (a)	336,813	6,638,584
ACI Worldwide, Inc. (a)	147,910	4,271,641
ANSYS, Inc. (a)	39,515	6,402,220
Aspen Technology, Inc. (a)	288,430	24,891,509
Attunity Ltd. (a)	253,648	5,669,033
Autodesk, Inc. (a)	111,269	16,078,371
Black Knight, Inc. (a)	169,641	7,691,523
Box, Inc. Class A (a)	582,981	10,954,213
CDK Global, Inc.	188,573	9,504,079
ChannelAdvisor Corp. (a)	329,440	3,541,480
Cornerstone OnDemand, Inc. (a)	152,253	8,316,059
CyberArk Software Ltd. (a)	154,245	11,435,724
Descartes Systems Group, Inc. (a)	126,384	3,718,217
Descartes Systems Group, Inc. (Canada) (a)	15,158	446,417
Ebix, Inc. (b)	24,034	1,134,885
Fair Isaac Corp. (a)	46,318	9,200,144
FireEye, Inc. (a)	868,026	17,369,200
Fortinet, Inc. (a)	153,435	11,329,640
Guidewire Software, Inc. (a)	161,304	14,994,820
Hortonworks, Inc. (a)	723,589	11,649,783
HubSpot, Inc. (a)	50,182	6,976,803
Instructure, Inc. (a)	112,338	4,243,006
j2 Global, Inc.	283,906	20,955,102
LogMeIn, Inc.	263,702	24,321,235
Manhattan Associates, Inc. (a)	210,646	10,433,296
Mimecast Ltd. (a)	171,349	6,379,323
Model N, Inc. (a)	196,051	2,691,780
New Relic, Inc. (a)	56,503	4,926,497
Nuance Communications, Inc. (a)	1,500,852	23,998,623
Nutanix, Inc. Class A (a)	413,642	18,493,934
Parametric Technology Corp. (a)	58,211	5,034,669
Paycom Software, Inc. (a)	61,591	8,177,437
Progress Software Corp.	64,500	2,267,820
Proofpoint, Inc. (a)	48,623	4,716,917
Q2 Holdings, Inc. (a)	257,461	13,977,558
QAD, Inc. Class A	167,828	7,120,942
Rapid7, Inc. (a)	163,759	5,207,536
RealPage, Inc. (a)	178,695	9,217,088
RingCentral, Inc. (a)	97,280	8,064,512
SailPoint Technologies Holding, Inc. (a)	196,479	5,114,348
SolarWinds, Inc. (a)(b)	634,759	10,099,016
Splunk, Inc. (a)	138,628	15,488,906
SS&C Technologies Holdings, Inc.	850,774	40,964,768
Synopsys, Inc. (a)	124,275	11,425,844
Tableau Software, Inc. (a)	128,725	16,044,284
Talend SA ADR (a)	377,315	13,107,923
The Trade Desk, Inc. (a)(b)	105,321	15,002,976
Tyler Technologies, Inc. (a)	49,020	9,449,095
Ultimate Software Group, Inc. (a)	108,741	28,698,925
Upland Software, Inc. (a)	256,947	7,215,072
Verint Systems, Inc. (a)	248,255	11,278,225
VMware, Inc. Class A (a)	53,939	9,026,152
Zendesk, Inc. (a)	178,277	10,595,002
		595,307,507
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(b)	426,663	5,282,088
NCR Corp. (a)	469,827	13,018,906
Pure Storage, Inc. Class A (a)	341,095	6,450,106
Quantum Corp. (a)	919,409	2,197,388
Seagate Technology LLC	127,000	5,472,430
Xerox Corp.	221,049	5,950,639
		38,371,557

TOTAL INFORMATION TECHNOLOGY		1,420,413,056

MATERIALS - 4.4%
Chemicals - 2.0%
Ashland Global Holdings, Inc.	87,310	7,149,816
Axalta Coating Systems Ltd. (a)	345,116	8,638,253
Cabot Corp.	192,485	9,470,262
Eastman Chemical Co.	114,700	9,040,654
Huntsman Corp.	1,166,815	23,592,999
Ingevity Corp. (a)	36,060	3,534,241
International Flavors & Fragrances, Inc.	24,947	3,533,244
Methanex Corp. (b)	51,119	2,832,485
Minerals Technologies, Inc.	81,835	4,605,674
Orion Engineered Carbons SA	127,535	3,331,214
PolyOne Corp.	229,206	7,705,906
PQ Group Holdings, Inc. (a)	251,279	3,857,133
Quaker Chemical Corp.	68,471	14,121,459
Sensient Technologies Corp.	31,950	2,053,107
Stepan Co.	3,781	305,580
The Chemours Co. LLC	108,000	3,075,840
The Mosaic Co.	110,029	3,961,044
The Scotts Miracle-Gro Co. Class A	97,879	7,436,846
Trinseo SA	289,764	14,641,775
Valvoline, Inc.	810,773	17,099,203
Venator Materials PLC (a)	242,645	1,293,298
Westlake Chemical Corp.	137,981	10,002,243
		161,282,276
Construction Materials - 0.3%
Eagle Materials, Inc.	141,175	10,305,775
U.S. Concrete, Inc. (a)(b)	277,793	10,925,599
		21,231,374
Containers & Packaging - 1.2%
Aptargroup, Inc.	254,012	26,429,949
Avery Dennison Corp.	51,194	4,935,102
Berry Global Group, Inc. (a)	40,995	2,062,868
Crown Holdings, Inc. (a)	291,313	14,938,531
Graphic Packaging Holding Co.	2,315,737	27,765,687
Greif, Inc. Class A	60,142	3,083,480
Owens-Illinois, Inc.	382,861	7,040,814
Packaging Corp. of America	64,250	6,284,935
WestRock Co.	116,511	5,488,833
		98,030,199
Metals & Mining - 0.8%
Alcoa Corp. (a)	218,975	6,965,595
Carpenter Technology Corp.	41,103	1,770,717
Cleveland-Cliffs, Inc.	889,054	8,250,421
Compass Minerals International, Inc. (b)	51,484	2,579,348
Ferroglobe PLC	195,411	431,858
Ferroglobe Representation & Warranty Insurance (a)(c)	495,885	5
Goldcorp, Inc.	679,809	6,303,576
Kinross Gold Corp. (a)	2,596,308	7,034,741
Nucor Corp.	45,268	2,734,640
Reliance Steel & Aluminum Co.	59,000	4,746,550
Steel Dynamics, Inc.	65,685	2,312,112
SunCoke Energy, Inc.	574,878	5,610,809
Tahoe Resources, Inc. (a)	2,495,561	8,827,860
United States Steel Corp.	172,500	3,977,850
		61,546,082
Paper & Forest Products - 0.1%
Boise Cascade Co.	81,557	2,167,785
Clearwater Paper Corp. (a)	30,900	952,029
Domtar Corp.	79,600	3,468,968
Schweitzer-Mauduit International, Inc.	130,119	3,709,693
		10,298,475

TOTAL MATERIALS		352,388,406

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Alexander & Baldwin, Inc.	34,720	719,746
American Campus Communities, Inc.	170,385	7,467,975
Americold Realty Trust	167,325	4,484,310
Brixmor Property Group, Inc.	313,300	5,169,450
Camden Property Trust (SBI)	80,231	7,634,782
CBL & Associates Properties, Inc.	226,300	590,643
Chatham Lodging Trust	77,345	1,546,127
Colony Capital, Inc.	530,759	3,269,475
CorEnergy Infrastructure Trust, Inc.	84,100	3,048,625
Corrections Corp. of America	159,700	3,505,415
CubeSmart	310,870	9,680,492
DDR Corp.	357,750	4,450,410
DiamondRock Hospitality Co.	461,700	4,866,318
EastGroup Properties, Inc.	133,431	13,345,769
Empire State Realty Trust, Inc.	404,164	6,543,415
Essex Property Trust, Inc.	11,435	3,001,802
Extra Space Storage, Inc.	64,620	6,202,228
Franklin Street Properties Corp.	275,093	2,118,216
Gaming & Leisure Properties	13,502	464,874
Government Properties Income Trust (b)	247,300	2,176,240
Hospitality Properties Trust (SBI)	248,622	6,673,014
Lamar Advertising Co. Class A	61,551	4,668,028
Liberty Property Trust (SBI)	36,900	1,671,201
Mack-Cali Realty Corp.	131,300	2,843,958
Medical Properties Trust, Inc.	688,300	11,886,941
Mid-America Apartment Communities, Inc.	105,167	10,891,095
National Retail Properties, Inc.	366,949	18,369,467
National Storage Affiliates Trust	172,609	4,827,874
Omega Healthcare Investors, Inc.	208,228	7,900,170
One Liberty Properties, Inc.	76,400	2,018,488
Outfront Media, Inc.	432,051	8,978,020
Park Hotels & Resorts, Inc.	182,103	5,612,414
Piedmont Office Realty Trust, Inc. Class A	504,344	9,345,494
Preferred Apartment Communities, Inc. Class A	234,200	3,503,632
Prologis, Inc.	55,396	3,730,367
RLJ Lodging Trust	503,659	10,244,424
Ryman Hospitality Properties, Inc.	37,571	2,784,387
Sabra Health Care REIT, Inc.	207,182	3,996,541
Select Income REIT	271,000	5,230,300
Senior Housing Properties Trust (SBI)	399,400	5,495,744
Spirit MTA REIT	66,435	646,413
Spirit Realty Capital, Inc.	722,200	5,358,724
Stag Industrial, Inc.	239,349	6,412,160
Summit Hotel Properties, Inc.	198,800	2,216,620
Sun Communities, Inc.	66,566	6,929,521
VEREIT, Inc.	1,265,900	9,684,135
Washington Prime Group, Inc.	365,000	2,281,250
Weingarten Realty Investors (SBI)	88,833	2,563,720
Weyerhaeuser Co.	155,342	4,102,582
Xenia Hotels & Resorts, Inc.	257,700	5,236,464
		266,389,460
Real Estate Management & Development - 0.3%
Altisource Portfolio Solutions SA (a)(b)	9,155	217,340
Cushman & Wakefield PLC (b)	442,100	8,231,902
HFF, Inc.	221,605	8,952,842
Jones Lang LaSalle, Inc.	24,552	3,515,846
Marcus & Millichap, Inc. (a)	11,067	403,835
Realogy Holdings Corp. (b)	115,368	2,221,988
Retail Value, Inc.	35,775	1,037,117
		24,580,870

TOTAL REAL ESTATE		290,970,330

UTILITIES - 1.2%
Electric Utilities - 0.8%
Alliant Energy Corp.	159,167	7,224,590
Entergy Corp.	158,000	13,755,480
FirstEnergy Corp.	245,700	9,294,831
PNM Resources, Inc.	115,565	4,994,719
Portland General Electric Co.	412,678	19,870,446
PPL Corp.	274,026	8,382,455
		63,522,521
Gas Utilities - 0.1%
Southwest Gas Holdings, Inc.	61,738	4,863,102
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	464,354	7,192,843
Multi-Utilities - 0.2%
Black Hills Corp.	67,292	4,455,403
NorthWestern Energy Corp.	182,217	11,654,599
SCANA Corp.	60,100	2,804,266
		18,914,268

TOTAL UTILITIES		94,492,734

TOTAL COMMON STOCKS
(Cost $6,579,553,284)		7,391,531,494

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(c)(d)
(Cost $257,662)	6,381	125,098

Equity Funds - 5.9%
Mid-Cap Blend Funds - 2.3%
Fidelity SAI Small-Mid Cap 500 Index Fund (e)	15,789,923	185,057,885
Mid-Cap Growth Funds - 0.0%
iShares Russell Midcap Growth Index ETF (b)	11,745	1,470,826
Sector Funds - 1.2%
Fidelity SAI Real Estate Index Fund (e)	8,580,017	96,610,992
Small Blend Funds - 2.3%
Fidelity Small Cap Index Fund Institutional Premium Class (e)	8,996,331	183,705,081
Small Growth Funds - 0.1%
iShares Russell 2000 Growth Index ETF (b)	21,475	4,096,571
TOTAL EQUITY FUNDS
(Cost $453,709,836)		470,941,355

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 2.27% (f)	1,459,181	1,459,473
Fidelity Securities Lending Cash Central Fund 2.27% (f)(g)	253,103,836	253,129,146
State Street Institutional U.S. Government Money Market Fund Premier Class 2.15% (h)	150,825,391	150,825,391
TOTAL MONEY MARKET FUNDS
(Cost $405,414,010)		405,414,010
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $7,438,934,792)		8,268,011,957
NET OTHER ASSETS (LIABILITIES) - (3.1)%(i)		(250,431,588)
NET ASSETS - 100%		$8,017,580,369

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	26	Dec. 2018	$1,994,980	$(93,272)	$(93,272)
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	Dec. 2018	187,950	(16,404)	(16,404)
TOTAL FUTURES CONTRACTS					$(109,676)

The notional amount of futures purchased as a percentage of Net Assets is 0%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $125,098 or 0.0% of net assets.

 (e) Affiliated Fund

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

 (i) Includes $89,850 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	9/25/15	$257,662

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,531
Fidelity Securities Lending Cash Central Fund	1,696,298
Total	$1,711,829

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI Real Estate Index Fund	$83,998,367	$--	$--	$1,999,144	$--	$12,612,625	$96,610,992
Fidelity SAI Small-Mid Cap 500 Index Fund	275,953,755	175,142,972	257,785,924	15,711,155	4,663,624	(12,916,542)	185,057,885
Fidelity Small Cap Index Fund Institutional Premium Class	--	348,960,569	148,453,969	1,668,718	(4,449,662)	(12,351,857)	183,705,081
Fidelity Small Cap Value Fund	351,418,035	--	366,639,146	858,923	74,399,498	(59,178,387)	--
Total	$711,370,157	$524,103,541	$772,879,039	$20,237,940	$74,613,460	$(71,834,161)	$465,373,958

 (a) Includes the value of shares purchased or redeemed through in-kind transactions.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$219,142,765	$219,142,765	$--	$--
Consumer Discretionary	1,032,959,293	1,032,834,195	--	125,098
Consumer Staples	199,426,340	199,426,340	--	--
Energy	306,087,411	306,087,411	--	--
Financials	1,182,729,653	1,182,729,653	--	--
Health Care	966,545,924	966,545,924	--	--
Industrials	1,326,500,680	1,326,500,680	--	--
Information Technology	1,420,413,056	1,420,413,056	--	--
Materials	352,388,406	352,388,401	--	5
Real Estate	290,970,330	290,970,330	--	--
Utilities	94,492,734	94,492,734	--	--
Equity Funds	470,941,355	470,941,355	--	--
Money Market Funds	405,414,010	405,414,010	--	--
Total Investments in Securities:	$8,268,011,957	$8,267,886,854	$--	$125,103
Derivative Instruments:
Liabilities
Futures Contracts	$(109,676)	$(109,676)	$--	$--
Total Liabilities	$(109,676)	$(109,676)	$--	$--
Total Derivative Instruments:	$(109,676)	$(109,676)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

November 30, 2018

AMM-QTLY-0119
1.933027.106

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.4%
Bandwidth, Inc. (a)	1,085	$50,626
Ooma, Inc. (a)	708	10,578
		61,204
Entertainment - 0.7%
Cinemark Holdings, Inc.	2,539	97,421
Nintendo Co. Ltd. ADR	369	13,974
		111,395
Interactive Media & Services - 1.0%
Alphabet, Inc. Class C (a)	24	26,266
Care.com, Inc. (a)	3,414	61,179
Facebook, Inc. Class A (a)	135	18,982
Match Group, Inc.	297	11,960
QuinStreet, Inc. (a)	299	4,826
Yelp, Inc. (a)	1,194	40,202
		163,415
Media - 0.6%
AMC Networks, Inc. Class A (a)	400	23,944
Criteo SA sponsored ADR (a)	1,022	23,813
National CineMedia, Inc.	4,108	28,386
Nexstar Broadcasting Group, Inc. Class A	106	8,760
Sinclair Broadcast Group, Inc. Class A	497	15,631
		100,534
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	975	24,414

TOTAL COMMUNICATION SERVICES		460,962

CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.0%
BorgWarner, Inc.	700	27,706
Cooper-Standard Holding, Inc. (a)	260	19,011
Dana Holding Corp.	800	11,608
Delphi Technologies PLC	653	11,160
Lear Corp.	200	27,250
The Goodyear Tire & Rubber Co.	1,000	23,160
Tower International, Inc.	600	16,872
Visteon Corp. (a)	259	19,119
		155,886
Automobiles - 0.3%
Harley-Davidson, Inc.	500	21,145
Thor Industries, Inc.	375	25,429
		46,574
Distributors - 0.9%
LKQ Corp. (a)	1,191	33,157
Pool Corp.	625	101,569
		134,726
Diversified Consumer Services - 1.8%
Adtalem Global Education, Inc. (a)	296	17,091
Bright Horizons Family Solutions, Inc. (a)	415	50,497
Carriage Services, Inc.	400	6,816
Frontdoor, Inc. (a)	1,458	33,957
Grand Canyon Education, Inc. (a)	742	90,791
ServiceMaster Global Holdings, Inc. (a)	1,713	75,835
		274,987
Hotels, Restaurants & Leisure - 1.3%
Bloomin' Brands, Inc.	700	13,685
Carrols Restaurant Group, Inc. (a)	1,685	18,569
Cedar Fair LP (depositary unit)	506	27,688
Dave & Buster's Entertainment, Inc.	383	21,777
Dunkin' Brands Group, Inc.	258	19,092
Fiesta Restaurant Group, Inc. (a)	130	2,451
Norwegian Cruise Line Holdings Ltd. (a)	747	38,336
Penn National Gaming, Inc. (a)	660	14,593
Red Lion Hotels Corp. (a)	1,548	13,963
U.S. Foods Holding Corp. (a)	291	9,655
Wyndham Destinations, Inc.	200	8,294
Wyndham Hotels & Resorts, Inc.	200	10,026
		198,129
Household Durables - 0.3%
M.D.C. Holdings, Inc.	1,000	29,450
Whirlpool Corp.	200	25,226
		54,676
Internet & Direct Marketing Retail - 0.8%
GrubHub, Inc. (a)	492	38,519
Liberty Interactive Corp. QVC Group Series A (a)	462	10,266
Shutterstock, Inc.	1,228	46,922
Stamps.com, Inc. (a)	208	35,664
		131,371
Leisure Products - 0.9%
Brunswick Corp.	1,428	75,741
Polaris Industries, Inc.	631	61,207
		136,948
Media - 0.1%
Altice U.S.A., Inc. Class A	931	16,469
Multiline Retail - 0.5%
Dillard's, Inc. Class A	200	13,878
Kohl's Corp.	800	53,736
Tuesday Morning Corp. (a)	2,787	6,828
		74,442
Specialty Retail - 2.7%
Aaron's, Inc. Class A	1,561	73,055
America's Car Mart, Inc. (a)	220	16,326
American Eagle Outfitters, Inc.	800	16,744
Conn's, Inc. (a)	723	20,179
Dick's Sporting Goods, Inc.	518	18,638
Foot Locker, Inc.	600	33,840
Gap, Inc.	949	25,898
L Brands, Inc.	483	15,992
Monro, Inc.	229	18,622
Murphy U.S.A., Inc. (a)	400	32,408
Office Depot, Inc.	4,100	13,243
Penske Automotive Group, Inc.	400	17,440
Sally Beauty Holdings, Inc. (a)	4,115	86,868
Sonic Automotive, Inc. Class A (sub. vtg.)	800	12,632
The Children's Place Retail Stores, Inc.	160	20,742
Ulta Beauty, Inc. (a)	15	4,467
		427,094
Textiles, Apparel & Luxury Goods - 2.7%
Carter's, Inc.	1,194	110,445
Hanesbrands, Inc.	5,049	80,330
Michael Kors Holdings Ltd. (a)	300	13,125
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	5,367	144,909
Under Armour, Inc. Class C (non-vtg.) (a)	1,420	31,709
Wolverine World Wide, Inc.	1,211	41,901
		422,419

TOTAL CONSUMER DISCRETIONARY		2,073,721

CONSUMER STAPLES - 2.3%
Beverages - 0.1%
Primo Water Corp. (a)	1,312	19,050
Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	162	20,974
Performance Food Group Co. (a)	2,080	71,677
SpartanNash Co.	700	13,125
Weis Markets, Inc.	400	18,320
		124,096
Food Products - 1.1%
Darling International, Inc. (a)	716	15,666
Farmer Brothers Co. (a)	508	12,370
Ingredion, Inc.	223	23,295
Lamb Weston Holdings, Inc.	928	71,178
Nomad Foods Ltd. (a)	1,058	21,393
Pilgrim's Pride Corp. (a)	1,200	23,808
		167,710
Household Products - 0.1%
Central Garden & Pet Co. (a)	493	16,688
Central Garden & Pet Co. Class A (non-vtg.) (a)	164	5,100
		21,788
Personal Products - 0.2%
elf Beauty, Inc. (a)	2,228	28,429

TOTAL CONSUMER STAPLES		361,073

ENERGY - 3.4%
Energy Equipment & Services - 0.9%
Core Laboratories NV	430	35,737
McDermott International, Inc. (a)	1,441	12,551
Patterson-UTI Energy, Inc.	3,326	46,165
RigNet, Inc. (a)	1,386	25,197
U.S. Silica Holdings, Inc.	1,000	14,190
		133,840
Oil, Gas & Consumable Fuels - 2.5%
Abraxas Petroleum Corp. (a)	8,373	13,648
Arch Coal, Inc.	89	7,233
ARROW Exploration Corp. (a)	469	152
Cabot Oil & Gas Corp.	1,937	48,735
Canacol Energy Ltd. (a)	4,977	15,096
Cheniere Energy, Inc. (a)	258	15,769
Cimarex Energy Co.	599	49,106
Delek U.S. Holdings, Inc.	413	16,433
Earthstone Energy, Inc. (a)	580	3,985
Euronav NV	1,531	13,381
Gulfport Energy Corp. (a)	1,581	13,470
Laredo Petroleum, Inc. (a)	800	3,496
Leucrotta Exploration, Inc. (a)	3,243	2,758
Magnolia Oil & Gas Corp. Class A (a)	990	12,058
Newfield Exploration Co. (a)	900	15,255
Parsley Energy, Inc. Class A (a)	1,039	20,915
PBF Energy, Inc. Class A	945	36,553
QEP Resources, Inc. (a)	472	3,790
Scorpio Tankers, Inc.	4,433	9,176
Southwestern Energy Co. (a)	8,430	40,633
SRC Energy, Inc. (a)	1,000	5,770
Sundance Energy Australia Ltd. (a)	81,559	3,040
W&T Offshore, Inc. (a)	4,800	27,888
Whiting Petroleum Corp. (a)	134	4,056
World Fuel Services Corp.	300	7,737
		390,133

TOTAL ENERGY		523,973

FINANCIALS - 13.5%
Banks - 5.4%
Associated Banc-Corp.	1,013	23,471
Bank of the Ozarks, Inc.	483	13,089
BankUnited, Inc.	1,865	64,417
Cadence Bancorp Class A	1,275	26,150
Cathay General Bancorp	800	31,656
Central Pacific Financial Corp.	400	11,216
CIT Group, Inc.	700	32,501
Commerce Bancshares, Inc.	535	33,716
Cullen/Frost Bankers, Inc.	398	39,927
East West Bancorp, Inc.	399	21,422
First Bancorp, Puerto Rico	811	7,340
First Hawaiian, Inc.	1,367	35,569
First Horizon National Corp.	2,213	36,492
First Interstate Bancsystem, Inc.	698	30,314
Fulton Financial Corp.	1,000	17,410
Great Western Bancorp, Inc.	342	12,763
Hancock Whitney Corp.	300	12,066
Hanmi Financial Corp.	500	11,220
Hope Bancorp, Inc.	1,700	25,840
IBERIABANK Corp.	682	50,980
KeyCorp	2,500	45,850
Preferred Bank, Los Angeles	171	8,759
Regions Financial Corp.	2,600	42,770
Signature Bank	351	43,289
SVB Financial Group (a)	89	22,678
TCF Financial Corp.	1,500	33,735
Western Alliance Bancorp. (a)	691	32,387
Wintrust Financial Corp.	428	33,106
Zions Bancorporation	900	43,794
		843,927
Capital Markets - 2.3%
E*TRADE Financial Corp.	354	18,511
Eaton Vance Corp. (non-vtg.)	1,047	42,644
FactSet Research Systems, Inc.	155	36,346
Lazard Ltd. Class A	1,508	60,501
Legg Mason, Inc.	700	20,279
LPL Financial	1,025	65,774
Moelis & Co. Class A	525	21,221
Morningstar, Inc.	224	26,463
PennantPark Investment Corp.	2,600	19,058
Prospect Capital Corp.	2,900	19,894
WisdomTree Investments, Inc.	4,090	28,998
		359,689
Consumer Finance - 1.1%
Ally Financial, Inc.	1,818	48,504
Navient Corp.	900	10,350
OneMain Holdings, Inc. (a)	1,182	34,597
SLM Corp. (a)	7,189	73,831
		167,282
Diversified Financial Services - 1.1%
Banco Latinoamericano de Comercio Exterior SA Series E	700	12,250
Donnelley Financial Solutions, Inc. (a)	137	2,282
FGL Holdings Class A (a)	1,439	11,526
Focus Financial Partners, Inc. Class A	410	12,677
Granite Point Mortgage Trust, Inc.	142	2,692
Jefferies Financial Group, Inc.	1,814	39,636
On Deck Capital, Inc. (a)	7,338	57,530
Voya Financial, Inc.	664	29,847
		168,440
Insurance - 2.7%
Assured Guaranty Ltd.	700	28,574
Athene Holding Ltd. (a)	512	22,267
CNA Financial Corp.	700	32,844
CNO Financial Group, Inc.	1,900	34,770
Everest Re Group Ltd.	120	26,650
First American Financial Corp.	700	33,831
Genworth Financial, Inc. Class A (a)	2,800	13,048
Heritage Insurance Holdings, Inc.	800	12,840
Kinsale Capital Group, Inc.	495	30,794
Lincoln National Corp.	600	37,782
ProAssurance Corp.	632	27,637
Reinsurance Group of America, Inc.	230	34,357
RLI Corp.	408	30,935
Universal Insurance Holdings, Inc.	600	26,334
Unum Group	900	32,319
		424,982
Mortgage Real Estate Investment Trusts - 0.6%
MFA Financial, Inc.	2,300	16,675
New York Mortgage Trust, Inc.	2,300	14,260
Redwood Trust, Inc.	1,100	18,359
Starwood Property Trust, Inc.	1,100	24,607
Two Harbors Investment Corp.	750	10,785
		84,686
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	3,100	36,301
Radian Group, Inc.	800	14,720
		51,021

TOTAL FINANCIALS		2,100,027

HEALTH CARE - 11.0%
Biotechnology - 1.4%
Agios Pharmaceuticals, Inc. (a)	281	18,490
Atara Biotherapeutics, Inc. (a)	579	23,131
DBV Technologies SA sponsored ADR (a)	1,184	17,878
Exact Sciences Corp. (a)	303	23,628
Heron Therapeutics, Inc. (a)	757	21,749
Immunomedics, Inc. (a)	1,139	22,883
Neurocrine Biosciences, Inc. (a)	174	15,359
Sage Therapeutics, Inc. (a)	278	32,051
Spectrum Pharmaceuticals, Inc. (a)	1,229	17,771
United Therapeutics Corp. (a)	100	11,810
Viking Therapeutics, Inc. (a)	1,088	12,284
		217,034
Health Care Equipment & Supplies - 2.8%
Anika Therapeutics, Inc. (a)	206	7,097
AxoGen, Inc. (a)	974	32,610
DexCom, Inc. (a)	146	18,920
Endologix, Inc. (a)	4,371	3,721
ICU Medical, Inc. (a)	65	15,632
IDEXX Laboratories, Inc. (a)	291	59,294
Insulet Corp. (a)	220	18,465
Integer Holdings Corp. (a)	300	26,574
Integra LifeSciences Holdings Corp. (a)	360	19,307
Masimo Corp. (a)	178	19,655
Nevro Corp. (a)	667	27,687
Quidel Corp. (a)	395	24,024
Steris PLC	490	58,349
The Cooper Companies, Inc.	140	39,036
West Pharmaceutical Services, Inc.	547	59,929
		430,300
Health Care Providers & Services - 2.8%
Centene Corp. (a)	438	62,306
Encompass Health Corp.	858	64,530
G1 Therapeutics, Inc. (a)	348	13,304
HealthEquity, Inc. (a)	232	20,576
Henry Schein, Inc. (a)	512	45,670
Magellan Health Services, Inc. (a)	200	10,904
MEDNAX, Inc. (a)	1,122	45,104
Molina Healthcare, Inc. (a)	320	44,707
Owens & Minor, Inc.	1,100	8,393
PetIQ, Inc. Class A (a)	185	5,772
Premier, Inc. (a)	780	30,935
Quest Diagnostics, Inc.	100	8,857
Wellcare Health Plans, Inc. (a)	214	54,544
		415,602
Health Care Technology - 0.9%
athenahealth, Inc. (a)	278	37,002
Evolent Health, Inc. (a)	1,390	35,723
Medidata Solutions, Inc. (a)	903	69,721
		142,446
Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories, Inc. Class A (a)	86	23,604
Cambrex Corp. (a)	173	8,275
PRA Health Sciences, Inc. (a)	371	43,311
Syneos Health, Inc. (a)	1,638	84,717
		159,907
Pharmaceuticals - 2.1%
Aerie Pharmaceuticals, Inc. (a)	245	9,773
Avadel Pharmaceuticals PLC sponsored ADR (a)	424	1,297
Catalent, Inc. (a)	1,923	76,247
Jazz Pharmaceuticals PLC (a)	269	40,673
Lannett Co., Inc. (a)	900	5,310
Mallinckrodt PLC (a)	900	21,411
Mylan NV (a)	551	18,657
Prestige Brands Holdings, Inc. (a)	1,780	69,100
Revance Therapeutics, Inc. (a)	831	16,986
TherapeuticsMD, Inc. (a)	8,458	42,544
Zogenix, Inc. (a)	695	28,558
		330,556

TOTAL HEALTH CARE		1,695,845

INDUSTRIALS - 17.9%
Aerospace & Defense - 0.8%
HEICO Corp. Class A	456	30,789
Huntington Ingalls Industries, Inc.	70	15,085
Moog, Inc. Class A	200	17,490
Spirit AeroSystems Holdings, Inc. Class A	700	57,316
Wesco Aircraft Holdings, Inc. (a)	1,041	9,910
		130,590
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	400	21,300
Forward Air Corp.	958	62,538
		83,838
Airlines - 1.3%
Air Canada (a)	3,611	78,816
Alaska Air Group, Inc.	300	21,978
JetBlue Airways Corp. (a)	1,600	31,232
SkyWest, Inc.	1,245	71,812
		203,838
Building Products - 1.2%
Allegion PLC	570	52,206
Fortune Brands Home & Security, Inc.	990	43,362
Owens Corning	400	20,860
Patrick Industries, Inc. (a)	658	26,136
Simpson Manufacturing Co. Ltd.	56	3,276
USG Corp.	984	42,351
		188,191
Commercial Services & Supplies - 4.1%
ABM Industries, Inc.	1,859	58,893
ADS Waste Holdings, Inc. (a)	301	8,112
Brady Corp. Class A	1,354	58,980
BrightView Holdings, Inc.	1,510	19,026
Casella Waste Systems, Inc. Class A (a)	106	3,461
Charah Solutions, Inc.	1,820	11,848
Cimpress NV (a)	263	31,734
Clean Harbors, Inc. (a)	1,166	75,242
Covanta Holding Corp.	437	7,237
Deluxe Corp.	400	20,140
Evoqua Water Technologies Corp. (a)	1,784	16,306
Herman Miller, Inc.	1,424	48,217
KAR Auction Services, Inc.	690	39,427
LSC Communications, Inc.	137	1,373
Msa Safety, Inc.	255	27,792
Multi-Color Corp.	1,238	54,967
Pitney Bowes, Inc.	1,300	10,972
R.R. Donnelley & Sons Co.	366	2,317
Ritchie Brothers Auctioneers, Inc.	994	34,571
Waste Connection, Inc. (United States)	1,341	105,242
		635,857
Construction & Engineering - 0.2%
Fluor Corp.	312	12,770
Williams Scotsman Corp. (a)	1,830	25,217
		37,987
Electrical Equipment - 1.1%
Generac Holdings, Inc. (a)	583	33,184
Regal Beloit Corp.	400	31,272
Sensata Technologies, Inc. PLC (a)	2,309	106,814
		171,270
Machinery - 4.3%
Allison Transmission Holdings, Inc.	600	28,266
Douglas Dynamics, Inc.	758	28,251
Gates Industrial Corp. PLC (a)	1,722	25,365
Global Brass & Copper Holdings, Inc.	600	19,422
John Bean Technologies Corp.	562	46,387
Kennametal, Inc.	1,458	60,974
Lincoln Electric Holdings, Inc.	462	39,709
Middleby Corp. (a)	543	65,589
Oshkosh Corp.	100	7,133
Proto Labs, Inc. (a)	136	17,502
RBC Bearings, Inc. (a)	350	53,557
Snap-On, Inc.	248	41,228
Tennant Co.	723	43,272
Timken Co.	300	12,045
Toro Co.	1,474	91,373
Wabtec Corp.	277	26,204
Woodward, Inc.	653	54,643
		660,920
Marine - 0.5%
Kirby Corp. (a)	969	73,973
Professional Services - 0.7%
Manpower, Inc.	300	24,354
Nielsen Holdings PLC	970	26,355
TriNet Group, Inc. (a)	1,176	53,990
		104,699
Road & Rail - 1.8%
Avis Budget Group, Inc. (a)	436	12,770
Daseke, Inc. (a)	2,318	9,318
Heartland Express, Inc.	3,239	67,209
J.B. Hunt Transport Services, Inc.	174	18,507
Knight-Swift Transportation Holdings, Inc. Class A	2,314	80,203
Landstar System, Inc.	372	40,578
Ryder System, Inc.	300	16,971
Werner Enterprises, Inc.	777	26,309
		271,865
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	559	36,464
CAI International, Inc. (a)	322	7,892
GATX Corp.	200	16,702
MSC Industrial Direct Co., Inc. Class A	1,007	89,210
Systemax, Inc.	160	4,462
Triton International Ltd.	1,000	34,080
United Rentals, Inc. (a)	240	28,111
		216,921

TOTAL INDUSTRIALS		2,779,949

INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 0.8%
Ciena Corp. (a)	2,375	77,473
F5 Networks, Inc. (a)	100	17,197
Juniper Networks, Inc.	1,200	34,452
KVH Industries, Inc. (a)	139	1,567
		130,689
Electronic Equipment & Components - 2.6%
Arrow Electronics, Inc. (a)	300	23,091
Avnet, Inc.	600	26,292
Belden, Inc.	585	32,631
Cardtronics PLC (a)	428	13,884
CDW Corp.	704	65,247
Cognex Corp.	780	34,336
Flextronics International Ltd. (a)	1,400	12,250
Jabil, Inc.	1,200	29,964
Keysight Technologies, Inc. (a)	289	17,866
Sanmina Corp. (a)	700	18,928
SYNNEX Corp.	88	7,105
Trimble, Inc. (a)	2,504	95,227
TTM Technologies, Inc. (a)	1,200	14,268
Vishay Intertechnology, Inc.	900	18,765
		409,854
Internet Software & Services - 0.1%
Farfetch Ltd. Class A	332	7,553
IT Services - 3.3%
Amdocs Ltd.	400	25,964
Carbonite, Inc. (a)	4,260	120,686
CoreLogic, Inc. (a)	803	32,489
Euronet Worldwide, Inc. (a)	681	80,092
First Data Corp. Class A (a)	1,295	24,709
Gartner, Inc. (a)	234	35,846
GoDaddy, Inc. (a)	534	34,849
Internap Network Services Corp. (a)	2,225	13,283
Liveramp Holdings, Inc. (a)	122	5,771
Presidio, Inc.	2,643	37,213
Switch, Inc. Class A	3,853	29,938
Unisys Corp. (a)	4,314	58,325
Virtusa Corp. (a)	369	16,358
		515,523
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Energy Industries, Inc. (a)	500	23,520
Cabot Microelectronics Corp.	350	37,618
Cirrus Logic, Inc. (a)	500	18,720
Diodes, Inc. (a)	700	24,381
Maxim Integrated Products, Inc.	116	6,487
ON Semiconductor Corp. (a)	2,882	55,277
Teradyne, Inc.	384	13,705
		179,708
Software - 7.9%
2U, Inc. (a)	1,110	64,813
8x8, Inc. (a)	1,185	23,356
Aspen Technology, Inc. (a)	328	28,306
Attunity Ltd. (a)	890	19,892
Box, Inc. Class A (a)	2,048	38,482
ChannelAdvisor Corp. (a)	1,446	15,545
Cornerstone OnDemand, Inc. (a)	603	32,936
CyberArk Software Ltd. (a)	677	50,193
Descartes Systems Group, Inc. (a)	619	18,211
Descartes Systems Group, Inc. (Canada) (a)	2	59
Ebix, Inc.	85	4,014
FireEye, Inc. (a)	1,255	25,113
Guidewire Software, Inc. (a)	404	37,556
Hortonworks, Inc. (a)	2,548	41,023
Instructure, Inc. (a)	394	14,881
j2 Global, Inc.	670	49,453
LogMeIn, Inc.	1,099	101,361
Manhattan Associates, Inc. (a)	579	28,678
Mimecast Ltd. (a)	603	22,450
Model N, Inc. (a)	688	9,446
Nuance Communications, Inc. (a)	1,665	26,623
Nutanix, Inc. Class A (a)	1,202	53,741
Q2 Holdings, Inc. (a)	789	42,835
QAD, Inc. Class A	590	25,034
Rapid7, Inc. (a)	576	18,317
RealPage, Inc. (a)	636	32,805
SolarWinds, Inc. (a)	2,668	42,448
Splunk, Inc. (a)	411	45,921
SS&C Technologies Holdings, Inc.	2,811	135,350
Tableau Software, Inc. (a)	304	37,891
Talend SA ADR (a)	798	27,723
Tyler Technologies, Inc. (a)	174	33,540
Ultimate Software Group, Inc. (a)	133	35,101
Upland Software, Inc. (a)	902	25,328
Zendesk, Inc. (a)	386	22,940
		1,231,365
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. (a)	1,709	21,157
NCR Corp. (a)	600	16,626
Quantum Corp. (a)	3,234	7,729
Seagate Technology LLC	600	25,854
Xerox Corp.	665	17,902
		89,268

TOTAL INFORMATION TECHNOLOGY		2,563,960

MATERIALS - 4.5%
Chemicals - 2.3%
Axalta Coating Systems Ltd. (a)	1,236	30,937
Cabot Corp.	577	28,388
Eastman Chemical Co.	500	39,410
Huntsman Corp.	3,121	63,107
Methanex Corp.	108	5,984
Quaker Chemical Corp.	212	43,723
The Chemours Co. LLC	1,000	28,480
Trinseo SA	500	25,265
Valvoline, Inc.	2,120	44,711
Westlake Chemical Corp.	641	46,466
		356,471
Construction Materials - 0.3%
Eagle Materials, Inc.	290	21,170
U.S. Concrete, Inc. (a)	583	22,929
		44,099
Containers & Packaging - 1.4%
Aptargroup, Inc.	919	95,622
Crown Holdings, Inc. (a)	470	24,102
Graphic Packaging Holding Co.	3,987	47,804
Owens-Illinois, Inc.	1,200	22,068
Packaging Corp. of America	100	9,782
WestRock Co.	404	19,032
		218,410
Metals & Mining - 0.4%
Ferroglobe Representation & Warranty Insurance (a)(b)	2,166	0
Goldcorp, Inc.	1,452	13,464
Kinross Gold Corp. (a)	5,440	14,740
Reliance Steel & Aluminum Co.	300	24,135
Tahoe Resources, Inc. (a)	5,277	18,667
		71,006
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	300	9,243

TOTAL MATERIALS		699,229

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Brixmor Property Group, Inc.	2,200	36,300
CBL & Associates Properties, Inc.	1,100	2,871
CorEnergy Infrastructure Trust, Inc.	600	21,750
DDR Corp.	950	11,818
DiamondRock Hospitality Co.	1,600	16,864
EastGroup Properties, Inc.	481	48,110
Government Properties Income Trust	1,200	10,560
Hospitality Properties Trust (SBI)	1,200	32,208
Medical Properties Trust, Inc.	1,900	32,813
Mid-America Apartment Communities, Inc.	382	39,560
National Retail Properties, Inc.	1,333	66,730
National Storage Affiliates Trust	726	20,306
Omega Healthcare Investors, Inc.	1,100	41,734
Outfront Media, Inc.	1,673	34,765
Piedmont Office Realty Trust, Inc. Class A	1,700	31,501
Preferred Apartment Communities, Inc. Class A	800	11,968
RLJ Lodging Trust	1,829	37,202
Sabra Health Care REIT, Inc.	1,200	23,148
Select Income REIT	900	17,370
Senior Housing Properties Trust (SBI)	1,900	26,144
Spirit MTA REIT	380	3,697
Spirit Realty Capital, Inc.	3,800	28,196
Summit Hotel Properties, Inc.	1,100	12,265
VEREIT, Inc.	3,600	27,540
Washington Prime Group, Inc.	2,200	13,750
		649,170
Real Estate Management & Development - 0.4%
Cushman & Wakefield PLC	1,590	29,606
HFF, Inc.	706	28,522
Retail Value, Inc.	95	2,754
		60,882

TOTAL REAL ESTATE		710,052

UTILITIES - 1.4%
Electric Utilities - 1.0%
Entergy Corp.	600	52,236
FirstEnergy Corp.	1,100	41,613
Portland General Electric Co.	1,071	51,569
PPL Corp.	574	17,559
		162,977
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	1,100	17,039
Multi-Utilities - 0.3%
NorthWestern Energy Corp.	664	42,469

TOTAL UTILITIES		222,485

TOTAL COMMON STOCKS
(Cost $12,583,507)		14,191,276

Equity Funds - 7.1%
Mid-Cap Blend Funds - 3.3%
Fidelity SAI Small-Mid Cap 500 Index Fund (c)	43,092	505,028
Sector Funds - 0.7%
Fidelity SAI Real Estate Index Fund (c)	9,532	107,332
Small Blend Funds - 3.1%
Fidelity Small Cap Index Fund Institutional Premium Class (c)	23,788	485,757
TOTAL EQUITY FUNDS
(Cost $1,092,024)		1,098,117

Money Market Funds - 1.5%
State Street Institutional U.S. Government Money Market Fund Premier Class 2.15% (d)
(Cost $231,953)	231,953	231,953
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $13,907,484)		15,521,346
NET OTHER ASSETS (LIABILITIES) - 0.1%		13,145
NET ASSETS - 100%		$15,534,491

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Affiliated Fund

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI Real Estate Index Fund	$93,320	$--	$--	$2,221	$--	$14,012	$107,332
Fidelity SAI Small-Mid Cap 500 Index Fund	569,466	711,390	731,254	43,911	(20,121)	(24,453)	505,028
Fidelity Small Cap Index Fund Institutional Premium Class	--	1,029,856	479,954	3,555	(26,345)	(37,800)	485,757
Total	$662,786	$1,741,246	$1,211,208	$49,687	$(46,466)	$(48,241)	$1,098,117

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$460,962	$460,962	$--	$--
Consumer Discretionary	2,073,721	2,073,721	--	--
Consumer Staples	361,073	361,073	--	--
Energy	523,973	523,973	--	--
Financials	2,100,027	2,100,027	--	--
Health Care	1,695,845	1,695,845	--	--
Industrials	2,779,949	2,779,949	--	--
Information Technology	2,563,960	2,563,960	--	--
Materials	699,229	699,229	--	0
Real Estate	710,052	710,052	--	--
Utilities	222,485	222,485	--	--
Equity Funds	1,098,117	1,098,117	--	--
Money Market Funds	231,953	231,953	--	--
Total Investments in Securities:	$15,521,346	$15,521,346	$--	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019